Schedule of Investments
June 30, 2025 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | June 2025

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.2%
Communication Services - 9 .6%
Diversified Telecommunication Services - 2 .5%
AT&T, Inc.
592,157 17,137,024
Liberty Global Ltd., Class A
(Belgium) * 247,039 2,472,860
Verizon Communications, Inc.
235,908 10,207,739
29,817,623
Entertainment - 1 .9%
Netflix, Inc. *
4,704 6,299,267
Playtika Holding Corp.
242,253 1,145,857
ROBLOX Corp., Class A *
11,045 1,161,934
Spotify Technology SA *
17,656 13,548,155
22,155,213
Interactive Media & Services - 5 .0%
Alphabet, Inc., Class A
79,400 13,992,662
Alphabet, Inc., Class C
95,238 16,894,269
Meta Platforms, Inc., Class A
38,724 28,581,797
59,468,728
Media - 0 .2%
Comcast Corp., Class A 62,205 2,220,097
Total Communication Services 113,661,661
Consumer Discretionary - 9 .9%
Automobiles - 2 .0%
General Motors Co.
107,733 5,301,541
Tesla, Inc. *
57,225 18,178,093
23,479,634
Broadline Retail - 2 .2%
Amazon.com, Inc. *
119,764 26,275,024
Macy's, Inc.
54,287 632,986
26,908,010
Diversified Consumer Services - 1 .3%
ADT, Inc.
473,494 4,010,494
Duolingo, Inc., Class A *
3,395 1,392,018
Grand Canyon Education, Inc. *
17,325 3,274,425
H&R Block, Inc.
118,211 6,488,602
15,165,539
Hotels, Restaurants & Leisure - 1 .7%
Aramark
69,159 2,895,687
Booking Holdings, Inc.
1,546 8,950,165
Expedia Group, Inc.
44,544 7,513,682
Travel + Leisure Co.
15,350 792,214
20,151,748
Specialty Retail - 2 .7%
AutoNation, Inc. *
46,364 9,210,209
Best Buy Co., Inc.
29,052 1,950,261
Gap, Inc. (The)
169,034 3,686,631
Murphy USA, Inc.
11,942 4,858,006
Penske Automotive Group, Inc.
51,358 8,823,818
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 2.7% (continued)
Williams-Sonoma, Inc.
19,298 3,152,714
31,681,639
Total Consumer Discretionary 117,386,570
Consumer Staples - 3 .9%
Beverages - 0 .3%
Molson Coors Beverage Co., Class
B 70,460 3,388,421
Consumer Staples Distribution & Retail - 1 .2%
Albertsons Cos., Inc., Class A
229,740 4,941,707
Kroger Co. (The)
79,194 5,680,586
Walmart, Inc.
33,685 3,293,719
13,916,012
Food Products - 0 .9%
Pilgrim's Pride Corp.
232,997 10,480,205
Tyson Foods, Inc., Class A
16,915 946,225
11,426,430
Tobacco - 1 .5%
Altria Group, Inc.
225,303 13,209,515
Philip Morris International, Inc.
27,367 4,984,352
18,193,867
Total Consumer Staples 46,924,730
Financials - 19 .4%
Banks - 4 .6%
Bank OZK
97,009 4,565,244
BOK Financial Corp.
11,805 1,152,522
Citigroup, Inc.
166,570 14,178,438
Citizens Financial Group, Inc.
149,431 6,687,037
First Hawaiian, Inc.
16,989 424,045
FNB Corp.
92,627 1,350,502
JPMorgan Chase & Co.
14,700 4,261,677
M&T Bank Corp.
9,378 1,819,238
PNC Financial Services Group, Inc.
(The) 5,106 951,861
Popular, Inc.
72,810 8,024,390
Regions Financial Corp.
33,426 786,180
US Bancorp
34,270 1,550,717
Wells Fargo & Co.
28,644 2,294,957
Zions Bancorp NA
121,569 6,314,294
54,361,102
Capital Markets - 2 .5%
Bank of New York Mellon Corp.
(The) 100,491 9,155,735
Invesco Ltd.
110,098 1,736,245
Janus Henderson Group plc
93,626 3,636,434
Northern Trust Corp.
14,991 1,900,709
State Street Corp.
60,776 6,462,920
Stifel Financial Corp.
4,146 430,272
Virtu Financial, Inc., Class A
154,908 6,938,329
30,260,644

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Finance - 1 .8%
Capital One Financial Corp.
32,536 6,922,359
Synchrony Financial
212,817 14,203,407
21,125,766
Financial Services - 3 .4%
Berkshire Hathaway, Inc., Class B *
37,908 18,414,569
Corebridge Financial, Inc.
129,710 4,604,705
Equitable Holdings, Inc.
12,934 725,598
Global Payments, Inc.
14,577 1,166,743
MGIC Investment Corp.
271,654 7,562,847
PayPal Holdings, Inc. *
9,409 699,277
Western Union Co. (The)
898,410 7,564,612
40,738,351
Insurance - 7 .1%
Allstate Corp. (The)
67,033 13,494,413
Arch Capital Group Ltd.
3,810 346,901
Assurant, Inc.
22,489 4,441,353
Assured Guaranty Ltd.
10,974 955,835
Axis Capital Holdings Ltd.
130,583 13,557,127
Brighthouse Financial, Inc. *
5,601 301,166
CNA Financial Corp.
113,280 5,270,918
Everest Group Ltd.
30,124 10,237,641
Hanover Insurance Group, Inc.
(The) 2,765 469,691
Hartford Insurance Group, Inc. (The)
61,266 7,772,818
Lincoln National Corp.
34,312 1,187,195
MetLife, Inc.
9,641 775,329
Old Republic International Corp.
145,087 5,577,144
Reinsurance Group of America, Inc.
13,854 2,748,080
RenaissanceRe Holdings Ltd.
17,453 4,239,334
Travelers Cos., Inc. (The)
2,517 673,398
Unum Group
153,332 12,383,092
84,431,435
Total Financials 230,917,298
Health Care - 4 .4%
Biotechnology - 2 .0%
AbbVie, Inc.
3,580 664,520
Exelixis, Inc. *
134,070 5,909,135
Gilead Sciences, Inc.
12,173 1,349,620
GRAIL, Inc. *
90,300 4,643,226
United Therapeutics Corp. *
37,328 10,726,201
23,292,702
Health Care Equipment & Supplies - 0 .1%
Solventum Corp. * 17,616 1,335,997
Health Care Providers & Services - 2 .2%
Cigna Group (The)
20,894 6,907,138
CVS Health Corp.
17,818 1,229,086
Elevance Health, Inc.
19,577 7,614,670
McKesson Corp.
9,346 6,848,562
Tenet Healthcare Corp. *
14,706 2,588,256
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 2.2% (continued)
Universal Health Services, Inc.,
Class B 5,286 957,559
26,145,271
Pharmaceuticals - 0 .1%
Jazz Pharmaceuticals plc * 9,322 989,251
Total Health Care 51,763,221
Industrials - 14 .2%
Aerospace & Defense - 5 .8%
ATI, Inc. *
20,337 1,755,896
Curtiss-Wright Corp.
12,713 6,210,936
GE Aerospace
58,425 15,038,011
Howmet Aerospace, Inc.
40,076 7,459,346
Huntington Ingalls Industries, Inc.
16,119 3,892,094
L3Harris Technologies, Inc.
2,496 626,096
Lockheed Martin Corp.
17,734 8,213,325
Northrop Grumman Corp.
667 333,487
RTX Corp.
101,232 14,781,897
Textron, Inc.
120,313 9,659,931
Woodward, Inc.
4,244 1,040,162
69,011,181
Building Products - 0 .5%
Builders FirstSource, Inc. *
19,218 2,242,548
Owens Corning
19,637 2,700,480
Trane Technologies plc
1,767 772,904
5,715,932
Construction & Engineering - 1 .2%
EMCOR Group, Inc.
19,228 10,284,865
Everus Construction Group, Inc. *
8,567 544,261
MasTec, Inc. *
14,143 2,410,391
Valmont Industries, Inc.
2,029 662,611
13,902,128
Electrical Equipment - 2 .2%
Acuity, Inc.
41,644 12,424,071
GE Vernova, Inc.
23,246 12,300,621
Sensata Technologies Holding plc
56,443 1,699,499
26,424,191
Ground Transportation - 0 .6%
Ryder System, Inc.
44,759 7,116,681
U-Haul Holding Co. *
1,585 95,988
7,212,669
Industrial Conglomerates - 0 .2%
3M Co. 16,539 2,517,897
Machinery - 2 .0%
Allison Transmission Holdings, Inc.
99,429 9,444,761
Cummins, Inc.
5,311 1,739,352
Esab Corp.
4,945 596,120
Gates Industrial Corp. plc *
145,131 3,342,367
Oshkosh Corp.
28,905 3,281,873
PACCAR, Inc.
7,849 746,126

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LARGE CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - 2.0% (continued)
Snap-on, Inc.
16,004 4,980,125
24,130,724
Passenger Airlines - 0 .0% †
United Airlines Holdings, Inc. * 4,052 322,661
Professional Services - 1 .7%
Booz Allen Hamilton Holding Corp.,
Class A 24,592 2,560,765
Concentrix Corp.
150,781 7,969,530
Genpact Ltd.
89,555 3,941,315
Leidos Holdings, Inc.
21,504 3,392,471
ManpowerGroup, Inc.
48,438 1,956,895
19,820,976
Trading Companies & Distributors - 0 .0% †
WESCO International, Inc. 2,114 391,513
Total Industrials 169,449,872
Information Technology - 31 .1%
Communications Equipment - 2 .1%
Arista Networks, Inc. *
54,024 5,527,195
Cisco Systems, Inc.
54,245 3,763,518
F5, Inc. *
20,377 5,997,359
Ubiquiti, Inc.
24,857 10,232,384
25,520,456
Electronic Equipment, Instruments & Components - 2 .2%
Arrow Electronics, Inc. *
38,468 4,901,977
Avnet, Inc.
69,346 3,680,886
Jabil, Inc.
60,562 13,208,572
TD SYNNEX Corp.
29,356 3,983,609
25,775,044
IT Services - 1 .3%
Cognizant Technology Solutions
Corp., Class A 9,464 738,476
DXC Technology Co. *
417,222 6,379,325
GoDaddy, Inc., Class A *
7,202 1,296,792
International Business Machines
Corp. 1,304 384,393
Kyndryl Holdings, Inc. *
100,128 4,201,371
Twilio, Inc., Class A *
16,451 2,045,846
VeriSign, Inc.
2,786 804,597
15,850,800
Semiconductors & Semiconductor Equipment - 9 .7%
Amkor Technology, Inc.
180,831 3,795,643
Applied Materials, Inc.
18,190 3,330,043
Broadcom, Inc.
84,734 23,356,927
Cirrus Logic, Inc. *
16,867 1,758,469
Micron Technology, Inc.
64,052 7,894,409
NVIDIA Corp.
424,782 67,111,308
Qorvo, Inc. *
9,222 783,040
QUALCOMM, Inc.
25,767 4,103,652
Skyworks Solutions, Inc.
34,572 2,576,306
114,709,797
INVESTMENTS SHARES VALUE ($)
Software - 11 .0%
Adobe, Inc. *
5,223 2,020,674
AppLovin Corp., Class A *
21,082 7,380,387
Atlassian Corp., Class A *
3,134 636,484
BILL Holdings, Inc. *
25,640 1,186,106
Docusign, Inc., Class A *
27,687 2,156,540
Dropbox, Inc., Class A *
185,432 5,303,355
Fortinet, Inc. *
7,915 836,774
Intuit, Inc.
600 472,578
Microsoft Corp.
153,565 76,384,767
Palantir Technologies, Inc., Class A *
80,766 11,010,021
Pegasystems, Inc.
91,124 4,932,542
RingCentral, Inc., Class A *
130,107 3,688,534
Teradata Corp. *
79,588 1,775,608
Zoom Communications, Inc., Class
A * 168,670 13,152,887
130,937,257
Technology Hardware, Storage & Peripherals - 4 .8%
Apple, Inc.
229,434 47,072,974
Hewlett Packard Enterprise Co.
224,073 4,582,293
HP, Inc.
214,628 5,249,801
56,905,068
Total Information Technology 369,698,422
Materials - 0 .6%
Construction Materials - 0 .0% †
CRH plc 5,659 519,496
Metals & Mining - 0 .6%
Alcoa Corp.
61,609 1,818,082
Newmont Corp.
89,554 5,217,416
7,035,498
Total Materials 7,554,994
Real Estate - 0 .4%
Health Care REITs - 0 .4%
Omega Healthcare Investors, Inc.,
REIT 123,514 4,526,788
Utilities - 1 .7%
Electric Utilities - 1 .0%
Exelon Corp.
42,842 1,860,200
NRG Energy, Inc.
60,018 9,637,690
11,497,890
Gas Utilities - 0 .7%
MDU Resources Group, Inc.
138,948 2,316,263
National Fuel Gas Co.
34,634 2,933,846
UGI Corp.
93,727 3,413,538
8,663,647
Total Utilities 20,161,537
TOTAL COMMON STOCKS
(Cost $597,858,544) 1,132,045,093

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.5%
INVESTMENT COMPANIES - 4 .5%
Limited Purpose Cash Investment
Fund, 4.33% (a)
(Cost $52,946,254) 52,967,400 52,951,510
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $650,804,798) 1,184,996,603
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% ‡ 4,092,142
NET ASSETS - 100.0% 1,189,088,745
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 113,661,661 9 .6%
Consumer Discretionary 117,386,570 9 .9
Consumer Staples 46,924,730 3 .9
Financials 230,917,298 19 .4
Health Care 51,763,221 4 .4
Industrials 169,449,872 14 .2
Information Technology 369,698,422 31 .1
Materials 7,554,994 0 .6
Real Estate 4,526,788 0 .4
Utilities 20,161,537 1 .7
Investment Companies 52,951,510 4 .5
Total Investments In Securities
At Value 1,184,996,603 99 .7
Other Assets in Excess of
Liabilities ‡ 4,092,142 0 .3
Net Assets
$ 1,189,088,745 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of June 30, 2025.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 153 9/2025 USD $ 47,841,188 $ 1,692,345
Net unrealized appreciation $ 1,692,345

Schedule of Investments
June 30, 2025 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | June 2025

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.5%
Communication Services - 4 .3%
Diversified Telecommunication Services - 1 .6%
AST SpaceMobile, Inc. *
7,007 327,437
Bandwidth, Inc., Class A *
7,447 118,407
IDT Corp., Class B
14,994 1,024,390
Lumen Technologies, Inc. *
98,276 430,449
1,900,683
Entertainment - 0 .6%
Cinemark Holdings, Inc.
16,076 485,174
Eventbrite, Inc., Class A *
30,798 80,999
IMAX Corp. *
1,236 34,559
Marcus Corp. (The)
5,804 97,855
Starz Entertainment Corp.
2,601 41,798
740,385
Interactive Media & Services - 1 .1%
Cargurus, Inc., Class A *
6,208 207,782
EverQuote, Inc., Class A *
17,736 428,856
fuboTV, Inc. *
18,884 72,892
Teads Holding Co. *
27,429 68,024
Yelp, Inc., Class A *
13,240 453,735
1,231,289
Media - 0 .8%
AMC Networks, Inc., Class A *
50,453 316,340
EW Scripps Co. (The), Class A *
47,487 139,612
Gannett Co., Inc. *
18,446 66,037
Gray Media, Inc.
49,232 223,021
iHeartMedia, Inc., Class A *
40,832 71,864
TEGNA, Inc.
6,558 109,912
926,786
Wireless Telecommunication Services - 0 .2%
Telephone and Data Systems, Inc. 4,883 173,737
Total Communication Services 4,972,880
Consumer Discretionary - 8 .6%
Automobile Components - 0 .3%
American Axle & Manufacturing
Holdings, Inc. * 12,435 50,735
Patrick Industries, Inc.
3,027 279,301
330,036
Diversified Consumer Services - 3 .0%
Adtalem Global Education, Inc. *
2,445 311,077
American Public Education, Inc. *
27,444 835,944
Chegg, Inc. *
287,539 347,922
Coursera, Inc. *
20,470 179,317
Frontdoor, Inc. *
1,007 59,353
Perdoceo Education Corp.
33,829 1,105,870
Strategic Education, Inc.
714 60,783
Stride, Inc. *
3,999 580,615
3,480,881
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 1 .4%
Bloomin' Brands, Inc.
21,291 183,316
Brinker International, Inc. *
3,668 661,451
Dine Brands Global, Inc.
2,236 54,402
El Pollo Loco Holdings, Inc. *
19,125 210,566
Monarch Casino & Resort, Inc.
646 55,840
RCI Hospitality Holdings, Inc.
2,387 90,992
Rush Street Interactive, Inc. *
19,400 289,060
Target Hospitality Corp. *
4,441 31,620
1,577,247
Household Durables - 1 .1%
Century Communities, Inc.
659 37,115
Ethan Allen Interiors, Inc.
1,121 31,220
KB Home
4,244 224,805
M/I Homes, Inc. *
3,179 356,429
Taylor Morrison Home Corp., Class
A * 6,215 381,725
Tri Pointe Homes, Inc. *
6,166 197,004
1,228,298
Leisure Products - 0 .3%
Acushnet Holdings Corp.
1,421 103,477
JAKKS Pacific, Inc.
12,994 270,016
373,493
Specialty Retail - 2 .2%
Abercrombie & Fitch Co., Class A *
400 33,140
Academy Sports & Outdoors, Inc.
734 32,891
Asbury Automotive Group, Inc. *
1,971 470,162
Build-A-Bear Workshop, Inc.
5,092 262,544
Caleres, Inc.
1,777 21,715
Genesco, Inc. *
4,233 83,348
Group 1 Automotive, Inc.
2,004 875,167
Haverty Furniture Cos., Inc.
1,521 30,952
J Jill, Inc.
1,843 26,981
Lands' End, Inc. *
3,316 35,514
Sally Beauty Holdings, Inc. *
3,452 31,966
Signet Jewelers Ltd.
4,375 348,031
Sonic Automotive, Inc., Class A
626 50,036
Upbound Group, Inc.
1,395 35,014
Urban Outfitters, Inc. *
2,394 173,661
2,511,122
Textiles, Apparel & Luxury Goods - 0 .3%
Figs, Inc., Class A *
17,561 99,044
G-III Apparel Group Ltd. *
12,955 290,192
389,236
Total Consumer Discretionary 9,890,313
Consumer Staples - 5 .4%
Beverages - 0 .4%
Primo Brands Corp., Class A
6,351 188,116
Vita Coco Co., Inc. (The) *
6,319 228,116
416,232

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Staples Distribution & Retail - 2 .3%
Ingles Markets, Inc., Class A
7,717 489,103
Natural Grocers by Vitamin Cottage,
Inc. 960 37,680
SpartanNash Co.
18,657 494,224
Sprouts Farmers Market, Inc. *
6,070 999,365
United Natural Foods, Inc. *
25,633 597,505
Weis Markets, Inc.
1,098 79,594
2,697,471
Food Products - 2 .0%
Cal-Maine Foods, Inc.
5,302 528,238
Dole plc
6,896 96,475
Fresh Del Monte Produce, Inc.
29,714 963,328
Hain Celestial Group, Inc. (The) *
64,396 97,882
John B Sanfilippo & Son, Inc.
2,428 153,547
Lifeway Foods, Inc. *
2,037 50,212
Seneca Foods Corp., Class A *
3,894 394,968
WK Kellogg Co.
2,841 45,286
2,329,936
Tobacco - 0 .7%
Turning Point Brands, Inc.
10,679 809,148
Universal Corp.
653 38,031
847,179
Total Consumer Staples 6,290,818
Energy - 3 .2%
Energy Equipment & Services - 0 .6%
ChampionX Corp.
7,665 190,399
Liberty Energy, Inc., Class A
3,962 45,484
Oil States International, Inc. *
12,681 67,970
Patterson-UTI Energy, Inc.
12,441 73,775
ProPetro Holding Corp. *
30,894 184,437
Ranger Energy Services, Inc., Class
A 6,919 82,613
RPC, Inc.
15,863 75,032
719,710
Oil, Gas & Consumable Fuels - 2 .6%
Amplify Energy Corp. *
13,868 44,378
Ardmore Shipping Corp. (Ireland)
35,477 340,579
Berry Corp.
48,888 135,420
Centrus Energy Corp., Class A *
326 59,717
Dorian LPG Ltd.
7,568 184,508
FutureFuel Corp.
62,436 242,252
Green Plains, Inc. *
7,219 43,530
Peabody Energy Corp.
10,797 144,896
PrimeEnergy Resources Corp. *
465 68,067
REX American Resources Corp. *
761 37,068
Ring Energy, Inc. *
102,603 81,467
Scorpio Tankers, Inc. (Monaco)
10,621 415,600
Sitio Royalties Corp., Class A
3,114 57,235
SM Energy Co.
5,037 124,464
Teekay Corp. Ltd.
21,949 181,079
Teekay Tankers Ltd., Class A
(Canada) 17,698 738,360
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 2.6% (continued)
Uranium Energy Corp. *
15,619 106,209
3,004,829
Total Energy 3,724,539
Financials - 21 .3%
Banks - 10 .1%
1st Source Corp.
4,426 274,722
Amalgamated Financial Corp.
8,285 258,492
Ameris Bancorp
1,812 117,236
Associated Banc-Corp.
2,189 53,390
Atlantic Union Bankshares Corp.
1,580 49,422
Bancorp, Inc. (The) *
3,304 188,229
BankUnited, Inc.
2,616 93,103
Berkshire Hills Bancorp, Inc.
6,046 151,392
Brookline Bancorp, Inc.
2,851 30,078
Carter Bankshares, Inc. *
2,090 36,241
Cathay General Bancorp
6,118 278,553
Central Pacific Financial Corp.
15,736 441,080
CNB Financial Corp.
1,523 34,816
Community Trust Bancorp, Inc.
5,113 270,580
ConnectOne Bancorp, Inc.
2,825 65,427
Customers Bancorp, Inc. *
6,801 399,491
Eagle Bancorp, Inc.
11,602 226,007
Enterprise Financial Services Corp.
1,345 74,110
Farmers National Banc Corp.
2,448 33,758
First Busey Corp.
11,988 274,345
First Community Bankshares, Inc.
2,312 90,561
First Financial Corp.
13,265 718,830
First Merchants Corp.
4,786 183,304
First Mid Bancshares, Inc.
2,209 82,815
Flushing Financial Corp.
2,433 28,904
Fulton Financial Corp.
5,753 103,784
Great Southern Bancorp, Inc.
7,773 456,897
Hancock Whitney Corp.
1,620 92,988
Hanmi Financial Corp.
21,357 527,091
Heritage Commerce Corp.
17,381 172,593
Heritage Financial Corp.
1,745 41,601
HomeTrust Bancshares, Inc.
3,361 125,735
Hope Bancorp, Inc.
20,831 223,517
Horizon Bancorp, Inc.
3,764 57,890
Independent Bank Corp.
7,972 258,373
International Bancshares Corp.
10,172 677,048
Mercantile Bank Corp.
4,280 198,635
Metropolitan Bank Holding Corp. *
6,357 444,990
Midland States Bancorp, Inc.
20,784 359,979
NBT Bancorp, Inc.
2,515 104,498
Northeast Community Bancorp, Inc.
2,814 65,411
Northfield Bancorp, Inc.
5,801 66,595
Northrim Bancorp, Inc.
1,668 155,558
Northwest Bancshares, Inc.
7,678 98,125
OceanFirst Financial Corp.
17,440 307,118
OFG Bancorp
3,824 163,667
Orrstown Financial Services, Inc.
3,271 104,116
Pathward Financial, Inc.
2,767 218,925

Schedule of Investments
June 30, 2025 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 10.1% (continued)
Peapack-Gladstone Financial Corp.
1,893 53,477
Peoples Bancorp, Inc.
1,204 36,770
Provident Financial Services, Inc.
4,829 84,652
QCR Holdings, Inc.
438 29,740
Renasant Corp.
5,100 183,243
S&T Bancorp, Inc.
4,944 186,982
Simmons First National Corp., Class
A 2,726 51,685
SmartFinancial, Inc.
4,060 137,147
South Plains Financial, Inc.
1,369 49,339
Third Coast Bancshares, Inc. *
8,064 263,451
TrustCo Bank Corp.
5,633 188,255
UMB Financial Corp.
910 95,696
Univest Financial Corp.
12,927 388,327
Valley National Bancorp
4,521 40,373
Veritex Holdings, Inc.
3,360 87,696
WesBanco, Inc.
8,587 271,607
Westamerica Bancorp
1,618 78,376
11,706,836
Capital Markets - 1 .0%
Acadian Asset Management, Inc.
4,263 150,228
Diamond Hill Investment Group, Inc.
961 139,643
Donnelley Financial Solutions, Inc. *
4,172 257,204
StoneX Group, Inc. *
4,477 408,034
Victory Capital Holdings, Inc., Class
A 1,931 122,947
Virtus Investment Partners, Inc.
373 67,662
1,145,718
Consumer Finance - 1 .7%
Bread Financial Holdings, Inc.
12,187 696,121
Enova International, Inc. *
2,754 307,126
OppFi, Inc.
27,357 382,724
PROG Holdings, Inc.
1,097 32,197
Regional Management Corp.
8,295 242,297
Upstart Holdings, Inc. *
572 36,997
World Acceptance Corp. *
1,247 205,905
1,903,367
Financial Services - 2 .2%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 8,338 336,021
International Money Express, Inc. *
2,717 27,415
Jackson Financial, Inc., Class A
8,481 753,028
Mr Cooper Group, Inc. *
2,733 407,791
NCR Atleos Corp. *
7,988 227,898
NewtekOne, Inc.
5,515 62,209
Paysafe Ltd. *
8,396 105,957
Priority Technology Holdings, Inc. *
31,322 243,685
Radian Group, Inc.
1,481 53,346
Sezzle, Inc. *
1,674 300,064
2,517,414
INVESTMENTS SHARES VALUE ($)
Insurance - 6 .1%
American Coastal Insurance Corp.
16,549 184,025
Donegal Group, Inc., Class A
9,375 187,734
Employers Holdings, Inc.
15,461 729,450
Fidelis Insurance Holdings Ltd.
(United Kingdom) 36,474 604,739
Genworth Financial, Inc., Class A *
80,234 624,221
Greenlight Capital Re Ltd., Class A *
5,579 80,170
Hamilton Insurance Group Ltd.,
Class B * 8,019 173,371
HCI Group, Inc.
2,291 348,690
Heritage Insurance Holdings, Inc. *
19,188 478,549
Horace Mann Educators Corp.
6,336 272,258
Investors Title Co.
580 122,554
James River Group Holdings Ltd.
35,648 208,897
Mercury General Corp.
10,610 714,477
ProAssurance Corp. *
2,603 59,427
Root, Inc., Class A *
574 73,455
Safety Insurance Group, Inc.
3,884 308,351
Selective Insurance Group, Inc.
4,313 373,721
Selectquote, Inc. *
39,087 93,027
SiriusPoint Ltd. (Sweden) *
7,840 159,858
Skyward Specialty Insurance Group,
Inc. * 2,744 158,576
Stewart Information Services Corp.
3,042 198,034
United Fire Group, Inc.
3,449 98,986
Universal Insurance Holdings, Inc.
28,914 801,785
7,054,355
Mortgage Real Estate Investment Trusts (REITs) - 0 .2%
Arbor Realty Trust, Inc.
6,322 67,645
Blackstone Mortgage Trust, Inc.,
Class A 9,163 176,388
244,033
Total Financials 24,571,723
Health Care - 14 .3%
Biotechnology - 7 .6%
ACADIA Pharmaceuticals, Inc. *
4,832 104,226
ADMA Biologics, Inc. *
35,443 645,417
Agios Pharmaceuticals, Inc. *
4,545 151,167
Aldeyra Therapeutics, Inc. *
27,937 106,999
Alkermes plc *
31,888 912,316
Amicus Therapeutics, Inc. *
15,837 90,746
Arcellx, Inc. *
542 35,691
Aurinia Pharmaceuticals, Inc.
(Canada) * 5,299 44,883
Bridgebio Pharma, Inc. *
2,210 95,428
Candel Therapeutics, Inc. *
10,199 51,607
CareDx, Inc. *
23,186 453,054
Catalyst Pharmaceuticals, Inc. *
52,381 1,136,668
Celldex Therapeutics, Inc. *
2,744 55,840
Coherus Oncology, Inc. *
84,203 61,578
Cytokinetics, Inc. *
3,638 120,199
Entrada Therapeutics, Inc. *
8,472 56,932
Geron Corp. *
22,558 31,807
Halozyme Therapeutics, Inc. *
6,000 312,120

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 7.6% (continued)
Insmed, Inc. *
6,637 667,948
Ironwood Pharmaceuticals, Inc.,
Class A * 337,896 242,339
Kiniksa Pharmaceuticals
International plc * 8,824 244,160
Krystal Biotech, Inc. *
1,043 143,371
Kura Oncology, Inc. *
61,416 354,370
Madrigal Pharmaceuticals, Inc. *
595 180,071
Metagenomi, Inc. *
21,600 31,968
Monte Rosa Therapeutics, Inc. *
34,058 153,602
Myriad Genetics, Inc. *
96,484 512,330
Organogenesis Holdings, Inc., Class
A * 97,729 357,688
PDL BioPharma, Inc. (3)*
32,677 1,029
Protagonist Therapeutics, Inc. *
4,714 260,543
PTC Therapeutics, Inc. *
7,795 380,708
Scholar Rock Holding Corp. *
991 35,101
SpringWorks Therapeutics, Inc. *
2,860 134,391
Summit Therapeutics, Inc. *
5,816 123,764
Sutro Biopharma, Inc. *
34,612 24,709
TG Therapeutics, Inc. *
5,673 204,171
Travere Therapeutics, Inc. *
5,940 87,912
Veracyte, Inc. *
1,680 45,410
Vericel Corp. *
1,151 48,975
X4 Pharmaceuticals, Inc. *
18,680 35,492
8,736,730
Health Care Equipment & Supplies - 0 .7%
Bioventus, Inc., Class A *
13,924 92,177
Embecta Corp.
2,918 28,276
Inogen, Inc. *
15,863 111,517
Integer Holdings Corp. *
268 32,956
Lantheus Holdings, Inc. *
1,776 145,383
LeMaitre Vascular, Inc.
1,143 94,926
Semler Scientific, Inc. *
1,957 75,814
Tactile Systems Technology, Inc. *
10,159 103,012
Utah Medical Products, Inc.
2,579 146,797
830,858
Health Care Providers & Services - 3 .0%
AdaptHealth Corp., Class A *
44,844 422,879
Alignment Healthcare, Inc. *
2,240 31,360
Community Health Systems, Inc. *
29,250 99,450
Concentra Group Holdings Parent,
Inc. 4,674 96,144
CorVel Corp. *
7,221 742,174
Cross Country Healthcare, Inc. *
1,198 15,634
DocGo, Inc. *
60,410 94,844
Ensign Group, Inc. (The)
3,439 530,500
GeneDx Holdings Corp. *
850 78,464
Hims & Hers Health, Inc. *
9,119 454,582
Owens & Minor, Inc. *
29,997 272,973
Pediatrix Medical Group, Inc. *
43,760 627,956
Select Medical Holdings Corp.
2,063 31,316
3,498,276
INVESTMENTS SHARES VALUE ($)
Health Care Technology - 0 .1%
Waystar Holding Corp. * 2,474 101,112
Life Sciences Tools & Services - 0 .3%
Niagen Bioscience, Inc. * 23,954 345,177
Pharmaceuticals - 2 .6%
Amneal Pharmaceuticals, Inc. *
60,740 491,387
Amphastar Pharmaceuticals, Inc. *
1,289 29,595
Collegium Pharmaceutical, Inc. *
6,143 181,649
Corcept Therapeutics, Inc. *
7,204 528,774
Fulcrum Therapeutics, Inc. *
10,274 70,685
Harmony Biosciences Holdings,
Inc. * 7,379 233,176
Innoviva, Inc. *
10,755 216,068
Nektar Therapeutics *
19,484 503,463
Pacira BioSciences, Inc. *
17,499 418,226
Phibro Animal Health Corp., Class A
6,843 174,770
Prestige Consumer Healthcare,
Inc. * 488 38,967
Supernus Pharmaceuticals, Inc. *
1,151 36,280
Ventyx Biosciences, Inc. *
42,693 91,363
3,014,403
Total Health Care 16,526,556
Industrials - 16 .0%
Aerospace & Defense - 1 .9%
AAR Corp. *
1,965 135,173
Byrna Technologies, Inc. *
13,516 417,374
Ducommun, Inc. *
1,921 158,732
Moog, Inc., Class A
1,353 244,853
National Presto Industries, Inc.
997 97,666
Redwire Corp. *
12,631 205,885
Rocket Lab Corp. *
23,788 850,897
V2X, Inc. *
1,006 48,841
2,159,421
Air Freight & Logistics - 0 .1%
Hub Group, Inc., Class A 4,758 159,060
Building Products - 1 .1%
Apogee Enterprises, Inc.
5,518 224,031
Insteel Industries, Inc.
2,902 107,983
UFP Industries, Inc.
9,180 912,125
1,244,139
Commercial Services & Supplies - 1 .0%
ACCO Brands Corp.
30,248 108,288
Deluxe Corp.
1,917 30,499
Ennis, Inc.
8,125 147,387
GEO Group, Inc. (The) *
5,381 128,875
Interface, Inc., Class A
14,577 305,097
Steelcase, Inc., Class A
20,069 209,320
UniFirst Corp.
209 39,338
Virco Mfg. Corp.
19,429 155,043
1,123,847

Schedule of Investments
June 30, 2025 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 3 .2%
Argan, Inc.
5,431 1,197,427
Fluor Corp. *
17,456 894,969
IES Holdings, Inc. *
514 152,262
Limbach Holdings, Inc. *
524 73,413
Primoris Services Corp.
751 58,533
Sterling Infrastructure, Inc. *
2,322 535,755
Tutor Perini Corp. *
16,212 758,397
3,670,756
Electrical Equipment - 0 .8%
Atkore, Inc.
4,053 285,939
Blink Charging Co. *
75,296 70,771
LSI Industries, Inc.
2,101 35,738
NuScale Power Corp. *
3,373 133,436
Powell Industries, Inc.
936 196,981
Preformed Line Products Co.
548 87,576
TPI Composites, Inc. *
193,851 166,576
977,017
Ground Transportation - 0 .3%
ArcBest Corp.
1,552 119,519
Covenant Logistics Group, Inc.,
Class A 11,178 269,502
389,021
Machinery - 3 .2%
Blue Bird Corp. *
9,145 394,698
Federal Signal Corp.
2,937 312,556
Hyster-Yale, Inc.
3,117 123,994
Manitowoc Co., Inc. (The) *
19,500 234,390
Mayville Engineering Co., Inc. *
4,197 66,984
Mueller Industries, Inc.
18,256 1,450,804
Proto Labs, Inc. *
858 34,355
REV Group, Inc.
22,105 1,051,977
Standex International Corp.
367 57,428
Wabash National Corp.
3,190 33,910
3,761,096
Marine Transportation - 0 .3%
Costamare, Inc. (Monaco)
28,971 263,926
Safe Bulkers, Inc. (Monaco)
20,230 73,030
336,956
Passenger Airlines - 0 .7%
Blade Air Mobility, Inc. *
32,874 132,482
SkyWest, Inc. *
4,911 505,686
Sun Country Airlines Holdings, Inc. *
15,335 180,186
818,354
Professional Services - 1 .5%
Barrett Business Services, Inc.
8,892 370,708
CSG Systems International, Inc.
749 48,917
Heidrick & Struggles International,
Inc. 8,548 391,156
IBEX Holdings Ltd. *
3,675 106,943
Kelly Services, Inc., Class A
27,539 322,482
Kforce, Inc.
5,911 243,119
INVESTMENTS SHARES VALUE ($)
Professional Services - 1.5% (continued)
Resources Connection, Inc.
13,909 74,691
Willdan Group, Inc. *
1,646 102,891
WNS Holdings Ltd. (United
Kingdom) * 690 43,636
1,704,543
Trading Companies & Distributors - 1 .9%
BlueLinx Holdings, Inc. *
1,328 98,776
Boise Cascade Co.
7,362 639,169
DNOW, Inc. *
9,824 145,690
DXP Enterprises, Inc. *
1,041 91,244
GMS, Inc. *
7,975 867,281
Herc Holdings, Inc.
163 21,465
Hudson Technologies, Inc. *
5,440 44,173
Rush Enterprises, Inc., Class A
5,480 282,275
2,190,073
Total Industrials 18,534,283
Information Technology - 17 .4%
Communications Equipment - 1 .8%
Aviat Networks, Inc. *
7,101 170,779
CommScope Holding Co., Inc. *
96,485 798,896
NETGEAR, Inc. *
30,932 899,193
NetScout Systems, Inc. *
1,412 35,032
Viasat, Inc. *
12,786 186,676
2,090,576
Electronic Equipment, Instruments & Components - 4 .4%
Arlo Technologies, Inc. *
34,280 581,389
Bel Fuse, Inc., Class B
726 70,923
Benchmark Electronics, Inc.
5,586 216,904
Climb Global Solutions, Inc.
282 30,149
Daktronics, Inc. *
22,394 338,597
ePlus, Inc. *
6,394 461,008
Fabrinet (Thailand) *
2,096 617,649
Insight Enterprises, Inc. *
5,484 757,258
Kimball Electronics, Inc. *
2,822 54,267
PC Connection, Inc.
6,496 427,307
Sanmina Corp. *
10,460 1,023,302
ScanSource, Inc. *
10,363 433,277
TTM Technologies, Inc. *
2,115 86,334
5,098,364
IT Services - 0 .3%
Hackett Group, Inc. (The)
9,556 242,914
Unisys Corp. *
26,248 118,903
361,817
Semiconductors & Semiconductor Equipment - 1 .8%
ACM Research, Inc., Class A *
9,507 246,231
Alpha & Omega Semiconductor
Ltd. * 3,972 101,922
Axcelis Technologies, Inc. *
608 42,372
Credo Technology Group Holding
Ltd. * 4,992 462,209
FormFactor, Inc. *
2,213 76,149

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 1.8% (continued)
NVE Corp.
723 53,220
Penguin Solutions, Inc. *
7,592 150,398
Photronics, Inc. *
23,311 438,946
Rambus, Inc. *
2,956 189,243
Rigetti Computing, Inc. *
8,428 99,956
SkyWater Technology, Inc. *
4,968 48,885
Ultra Clean Holdings, Inc. *
6,059 136,752
2,046,283
Software - 7 .2%
8x8, Inc. *
145,462 285,105
A10 Networks, Inc.
1,828 35,372
ACI Worldwide, Inc. *
8,704 399,601
Adeia, Inc.
11,411 161,352
Airship AI Holdings, Inc. *
9,139 53,829
Aurora Innovation, Inc. *
45,462 238,221
AvePoint, Inc. *
3,293 63,588
Cerence, Inc. *
12,281 125,389
Cleanspark, Inc. *
13,483 148,717
Clear Secure, Inc., Class A
18,683 518,640
Commvault Systems, Inc. *
3,374 588,189
Consensus Cloud Solutions, Inc. *
34,734 800,966
Daily Journal Corp. *
500 211,125
Digital Turbine, Inc. *
39,637 233,858
D-Wave Quantum, Inc. (Canada) *
26,814 392,557
InterDigital, Inc.
3,849 863,061
LiveRamp Holdings, Inc. *
4,067 134,374
Mitek Systems, Inc. *
8,063 79,824
OneSpan, Inc.
15,139 252,670
Ooma, Inc. *
2,331 30,070
Pagaya Technologies Ltd., Class A *
14,876 317,156
Porch Group, Inc. *
18,678 220,214
Progress Software Corp.
5,680 362,611
Qualys, Inc. *
4,572 653,202
Sapiens International Corp. NV
(Israel) 1,250 36,562
SoundHound AI, Inc. *
11,614 124,618
SPS Commerce, Inc. *
3,897 530,343
Verint Systems, Inc. *
10,117 199,001
WM Technology, Inc. *
177,552 159,087
Zeta Global Holdings Corp., Class
A * 8,754 135,599
8,354,901
Technology Hardware, Storage & Peripherals - 1 .9%
CompoSecure, Inc., Class A *
38,951 548,819
Corsair Gaming, Inc. *
4,104 38,701
Diebold Nixdorf, Inc. *
5,074 281,100
Eastman Kodak Co. *
62,804 354,843
Immersion Corp.
9,075 71,511
IonQ, Inc. *
17,563 754,682
Turtle Beach Corp. *
9,973 137,926
2,187,582
Total Information Technology 20,139,523
INVESTMENTS SHARES VALUE ($)
Materials - 1 .6%
Chemicals - 0 .1%
Koppers Holdings, Inc.
1,122 36,072
Rayonier Advanced Materials, Inc. *
16,797 64,669
100,741
Construction Materials - 0 .2%
Knife River Corp. *
2,158 176,179
United States Lime & Minerals, Inc.
421 42,016
218,195
Metals & Mining - 1 .3%
Alpha Metallurgical Resources, Inc.
* 873 98,195
Coeur Mining, Inc. *
27,868 246,910
Commercial Metals Co.
12,709 621,597
Constellium SE, Class A *
3,411 45,366
Metallus, Inc. *
6,794 104,696
Olympic Steel, Inc.
3,215 104,777
Ryerson Holding Corp.
7,379 159,165
SunCoke Energy, Inc.
15,698 134,846
1,515,552
Total Materials 1,834,488
Real Estate - 1 .4%
Health Care REITs - 0 .4%
American Healthcare REIT, Inc.,
REIT 10,691 392,787
Office REITs - 0 .2%
NET Lease Office Properties, REIT * 6,779 220,656
Real Estate Management & Development - 0 .2%
Forestar Group, Inc. *
10,063 201,260
RE/MAX Holdings, Inc., Class A *
6,542 53,514
254,774
Retail REITs - 0 .6%
SITE Centers Corp., REIT 62,166 703,098
Total Real Estate 1,571,315
TOTAL COMMON STOCKS
(Cost $69,529,012) 108,056,438
SHORT-TERM INVESTMENTS - 6.0%
INVESTMENT COMPANIES - 6 .0%
Limited Purpose Cash Investment
Fund, 4.33% (a)
(Cost $6,904,204) 6,906,898 6,904,826
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.5%
(Cost $76,433,216) 114,961,264
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.5% ‡ 616,318
NET ASSETS - 100.0% 115,577,582

Schedule of Investments
June 30, 2025 (Unaudited)
AQR SMALL CAP MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,972,880 4 .3%
Consumer Discretionary 9,890,313 8 .6
Consumer Staples 6,290,818 5 .4
Energy 3,724,539 3 .2
Financials 24,571,723 21 .3
Health Care 16,526,556 14 .3
Industrials 18,534,283 16 .0
Information Technology 20,139,523 17 .4
Materials 1,834,488 1 .6
Real Estate 1,571,315 1 .4
Investment Companies 6,904,826 6 .0
Total Investments In Securities
At Value 114,961,264 99 .5
Other Assets in Excess of
Liabilities ‡ 616,318 0 .5
Net Assets
$ 115,577,582 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of June 30, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 59 9/2025 USD $ 6,465,515 $ 188,209
Net unrealized appreciation $ 188,209

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.6%
Australia - 5 .7%
ANZ Group Holdings Ltd. 10,132 194,299
Aristocrat Leisure Ltd. 127,293 5,453,842
BHP Group Ltd. 344,115 8,278,581
BlueScope Steel Ltd. 446,222 6,799,770
Brambles Ltd. 228,202 3,524,305
Fortescue Ltd. 634,550 6,378,644
REA Group Ltd. 5,220 826,633
Rio Tinto Ltd. 8,995 636,758
Tabcorp Holdings Ltd. 57,040 26,822
Telstra Group Ltd. 986,313 3,144,980
Wesfarmers Ltd. 75,906 4,236,114
39,500,748
Belgium - 1 .0%
Ageas SA/NV 49,474 3,346,798
Groupe Bruxelles Lambert NV 1,467 125,224
UCB SA 17,106 3,365,739
6,837,761
Canada - 10 .6%
Air Canada (1)* 241,041 3,729,564
AltaGas Ltd. (1) 15,154 439,903
Bank of Nova Scotia (The) (1) 25,211 1,394,080
Canadian Imperial Bank of
Commerce (1) 3,612 256,388
CCL Industries, Inc., Class B (1) 4,615 269,122
CGI, Inc. (1) 27,366 2,873,958
Constellation Software, Inc. (1) 229 839,686
Descartes Systems Group, Inc.
(The) (1)* 10,926 1,109,891
Dollarama, Inc. (1) 15,039 2,118,989
Empire Co. Ltd., Class A (1) 108,821 4,515,862
Fairfax Financial Holdings Ltd. (1) 5,396 9,739,942
George Weston Ltd. (1) 11,634 2,333,293
Great-West Lifeco, Inc. (1) 6,006 228,420
iA Financial Corp., Inc. (1) 22,811 2,500,793
Imperial Oil Ltd. (1) 59,544 4,730,288
Intact Financial Corp. (1) 7,051 1,639,581
Kinross Gold Corp. (1) 62,180 971,684
Loblaw Cos. Ltd. (1) 28,093 4,646,924
Manulife Financial Corp. (1) 213,943 6,840,519
Metro, Inc., Class A (1) 2,750 216,022
National Bank of Canada (1) 4,864 501,920
Onex Corp. (1) 17,081 1,406,117
Open Text Corp. (1) 122,637 3,583,423
Power Corp. of Canada (1) 5,259 205,417
Royal Bank of Canada (1) 23,203 3,058,008
Shopify, Inc., Class A (1)* 16,210 1,869,611
Suncor Energy, Inc. (1) 205,167 7,685,381
TFI International, Inc. (1) 7,914 710,415
Thomson Reuters Corp. (1) 11,351 2,282,620
West Fraser Timber Co. Ltd. (1) 15,155 1,111,348
73,809,169
INVESTMENTS SHARES VALUE ($)
China - 0 .7%
BOC Hong Kong Holdings Ltd. 1,029,500 4,481,663
SITC International Holdings Co.
Ltd. (1) 98,000 313,977
Wilmar International Ltd. 82,600 186,451
4,982,091
Denmark - 2 .5%
AP Moller - Maersk A/S, Class B 4,554 8,469,068
Danske Bank A/S 27,167 1,109,604
Genmab A/S * 6,701 1,391,586
Novo Nordisk A/S, Class B 8,911 617,479
Pandora A/S 16,222 2,858,242
ROCKWOOL A/S, Class B 63,940 2,997,014
17,442,993
Finland - 0 .8%
Elisa OYJ 18,278 1,015,918
Fortum OYJ 11,645 218,365
Nokia OYJ 124,892 648,018
Wartsila OYJ Abp 146,693 3,466,996
5,349,297
France - 8 .7%
AXA SA 118,661 5,826,853
BNP Paribas SA 64,665 5,800,561
Cie de Saint-Gobain SA 82,387 9,678,432
Credit Agricole SA 415,215 7,855,157
Dassault Aviation SA 5,041 1,782,357
Eiffage SA 7,429 1,043,873
Engie SA 36,370 854,797
Ipsen SA 15,556 1,852,997
Orange SA 237,695 3,619,665
Publicis Groupe SA 45,751 5,167,336
Societe Generale SA 140,495 8,036,906
Sodexo SA 23,680 1,457,420
Teleperformance SE 21,298 2,068,618
TotalEnergies SE 86,620 5,294,445
Unibail-Rodamco-Westfield, REIT * 4,856 466,796
60,806,213
Germany - 9 .2%
Allianz SE (Registered) 5,066 2,055,953
Commerzbank AG 252,659 7,962,049
Deutsche Bank AG (Registered) 309,545 9,176,595
Deutsche Boerse AG 5,597 1,828,481
Deutsche Telekom AG (Registered) 127,915 4,682,150
Fresenius SE & Co. KGaA 12,270 617,461
Hannover Rueck SE 2,264 713,417
Heidelberg Materials AG 3,572 841,195
Knorr-Bremse AG 10,681 1,036,025
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 6,521 4,234,310
Rheinmetall AG 3,108 6,581,807
RWE AG 18,330 765,978
SAP SE 58,586 17,914,395
Siemens Energy AG * 3,772 440,875
Talanx AG 40,087 5,196,948
64,047,639

Schedule of Investments
June 30, 2025 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Hong Kong - 1 .8%
CLP Holdings Ltd. 92,000 777,010
HKT Trust & HKT Ltd. 488,000 729,595
Hong Kong Exchanges & Clearing
Ltd. 32,300 1,737,306
Link, REIT 39,000 208,903
Power Assets Holdings Ltd. 274,500 1,764,916
Swire Pacific Ltd., Class A 60,500 518,613
WH Group Ltd. (a) 7,000,500 6,747,027
12,483,370
Italy - 2 .7%
Banco BPM SpA 39,063 455,964
Generali 5,258 187,035
Intesa Sanpaolo SpA 100,331 577,948
Leonardo SpA 135,491 7,645,334
Poste Italiane SpA (a) 12,801 275,041
UniCredit SpA 132,375 8,880,162
Unipol Assicurazioni SpA 60,351 1,195,238
19,216,722
Japan - 19 .4%
Advantest Corp. 72,200 5,352,262
Bandai Namco Holdings, Inc. 18,900 677,361
Brother Industries Ltd. 26,100 450,235
Chugai Pharmaceutical Co. Ltd. 37,300 1,947,725
Dai-ichi Life Holdings, Inc. 535,200 4,068,915
Daito Trust Construction Co. Ltd. 24,000 2,614,043
ENEOS Holdings, Inc. 151,900 752,943
Fujikura Ltd. 25,000 1,315,136
Fujitsu Ltd. 124,000 3,008,163
Hikari Tsushin, Inc. 5,400 1,594,439
Hitachi Ltd. 70,800 2,057,756
Honda Motor Co. Ltd. 131,200 1,265,143
Hoya Corp. 60,000 7,125,726
Idemitsu Kosan Co. Ltd. 265,800 1,611,913
Inpex Corp. 121,600 1,706,920
ITOCHU Corp. 105,100 5,503,563
Japan Post Bank Co. Ltd. 215,400 2,322,126
Japan Post Insurance Co. Ltd. 143,800 3,255,669
Japan Tobacco, Inc. 35,000 1,031,080
KDDI Corp. 138,700 2,381,560
Keyence Corp. 10,200 4,078,249
Koito Manufacturing Co. Ltd. 34,700 414,770
Konami Group Corp. 27,100 4,284,557
M3, Inc. 12,400 170,335
Makita Corp. 41,400 1,275,036
Marubeni Corp. 68,100 1,372,777
Mitsubishi Electric Corp. 121,300 2,609,039
Mitsubishi Heavy Industries Ltd. 27,000 675,658
MonotaRO Co. Ltd. 237,600 4,677,359
MS&AD Insurance Group
Holdings, Inc. 174,900 3,909,996
Nexon Co. Ltd. 46,400 934,570
Nintendo Co. Ltd. 98,000 9,410,923
Nippon Steel Corp. 128,400 2,428,293
Nippon Yusen KK 148,100 5,327,892
Nitto Denko Corp. 90,800 1,753,482
Nomura Holdings, Inc. 308,900 2,035,559
Obayashi Corp. 158,600 2,403,079
Oracle Corp. Japan 24,000 2,860,575
INVESTMENTS SHARES VALUE ($)
Japan - 19.4% (continued)
Osaka Gas Co. Ltd. 65,900 1,690,330
Otsuka Corp. 195,800 3,988,720
Panasonic Holdings Corp. 359,000 3,841,057
Recruit Holdings Co. Ltd. 57,000 3,351,978
SCSK Corp. 6,500 195,830
Seven & i Holdings Co. Ltd. 68,800 1,107,359
Shionogi & Co. Ltd. 43,000 774,098
Sompo Holdings, Inc. 130,100 3,920,538
Subaru Corp. 219,600 3,807,072
Sumitomo Corp. 11,300 291,616
Tokyo Electron Ltd. 7,900 1,512,925
TOPPAN Holdings, Inc. 104,300 2,833,521
Toyota Tsusho Corp. 190,500 4,315,063
Trend Micro, Inc. 17,300 1,196,569
ZOZO, Inc. 221,100 2,388,921
135,880,424
Luxembourg - 0 .8%
ArcelorMittal SA 176,883 5,616,798
Netherlands - 4 .1%
ABN AMRO Bank NV, CVA (a) 100,947 2,756,453
Adyen NV *(a) 518 951,326
ASM International NV 2,646 1,697,350
ASML Holding NV 1,977 1,584,243
ING Groep NV 109,319 2,396,020
Koninklijke Ahold Delhaize NV 224,491 9,376,192
NN Group NV 58,091 3,865,323
Wolters Kluwer NV 35,973 6,016,057
28,642,964
Singapore - 0 .6%
CapitaLand Integrated Commercial
Trust, REIT 156,096 266,546
Genting Singapore Ltd. 2,054,600 1,155,587
Oversea-Chinese Banking Corp.
Ltd. 18,800 241,078
Singapore Airlines Ltd. 258,000 1,415,068
Singapore Technologies
Engineering Ltd. 207,800 1,274,164
4,352,443
South Korea - 0 .2%
Delivery Hero SE *(a) 56,851 1,543,063
Spain - 2 .7%
Banco Bilbao Vizcaya Argentaria
SA 188,810 2,907,347
Banco Santander SA 1,213,485 10,048,722
CaixaBank SA 404,675 3,506,432
Endesa SA (1) 10,115 320,393
Repsol SA 130,264 1,905,293
18,688,187
Sweden - 3 .2%
Alfa Laval AB 4,340 182,795
Atlas Copco AB, Class B 42,828 609,553
Boliden AB * 38,042 1,188,792
Essity AB, Class B 99,497 2,754,960
Evolution AB (a) 2,324 184,579
Hexagon AB, Class B 19,047 191,986

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 3.2% (continued)
Investor AB, Class B 44,280 1,312,166
Saab AB, Class B 131,347 7,344,046
SKF AB, Class B 197,819 4,543,962
Swedish Orphan Biovitrum AB * 13,198 401,683
Telefonaktiebolaget LM Ericsson,
Class B 67,988 580,979
Volvo AB, Class B 120,441 3,388,923
22,684,424
Switzerland - 2 .5%
ABB Ltd. (Registered) 169,301 10,146,012
Helvetia Holding AG (Registered) 829 194,630
Sandoz Group AG 21,490 1,177,725
Schindler Holding AG 7,093 2,641,222
Swiss Prime Site AG (Registered) 6,539 981,662
Zurich Insurance Group AG 3,792 2,653,350
17,794,601
United Kingdom - 11 .2%
3i Group plc 30,804 1,743,267
BAE Systems plc 239,239 6,208,943
Barclays plc 2,255,072 10,420,169
British American Tobacco plc 52,898 2,515,108
BT Group plc 1,852,664 4,933,131
Centrica plc 2,805,736 6,225,292
HSBC Holdings plc 274,209 3,316,885
Imperial Brands plc 24,800 979,852
Kingfisher plc 55,502 221,653
Lloyds Banking Group plc 751,673 790,398
London Stock Exchange Group plc 14,143 2,068,374
NatWest Group plc 1,310,212 9,201,559
Rolls-Royce Holdings plc 945,998 12,536,977
Standard Chartered plc 186,869 3,092,411
Tesco plc 805,457 4,440,906
Unilever plc 157,443 9,608,157
78,303,082
United States - 6 .2%
Amrize Ltd. (1)* 14,221 709,392
GSK plc 212,104 4,044,074
Holcim AG 14,221 1,056,039
James Hardie Industries plc,
CHESS * 12,915 346,811
Nestle SA (Registered) 4,933 490,470
Novartis AG (Registered) 126,981 15,412,588
Roche Holding AG 44,134 14,406,215
Sanofi SA 1,948 188,593
Shell plc 191,540 6,682,745
Swiss Re AG 1,108 191,670
43,528,597
TOTAL COMMON STOCKS
(Cost $438,520,692) 661,510,586
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.9%
INVESTMENT COMPANIES - 4 .9%
Limited Purpose Cash Investment
Fund, 4.33% (1)(b)
(Cost $34,221,418) 34,236,594 34,226,323
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.5%
(Cost $472,742,110) 695,736,909
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.5% ‡ 3,233,087
NET ASSETS - 100.0% 698,969,996
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 41,131,020 5 .9%
Consumer Discretionary 31,650,634 4 .5
Consumer Staples 50,949,662 7 .3
Energy 30,369,929 4 .3
Financials 190,195,082 27 .2
Health Care 53,494,024 7 .7
Industrials 152,201,525 21 .8
Information Technology 55,537,068 7 .9
Materials 38,386,707 5 .5
Real Estate 4,537,950 0 .6
Utilities 13,056,985 1 .9
Investment Companies 34,226,323 4 .9
Total Investments In Securities
At Value 695,736,909 99 .5
Other Assets in Excess of
Liabilities ‡ 3,233,087 0 .5
Net Assets
$ 698,969,996 100 .0%

Schedule of Investments
June 30, 2025 (Unaudited)
AQR INTERNATIONAL MULTI-STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2025 amounted to $12,457,489 of investment in securities, which represents 1.78% of net assets of the Fund.
(b) Represents 7-day effective yield as of June 30, 2025.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 219 9/2025 USD $ 29,364,615 $ 289,362
Net unrealized appreciation $ 289,362

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.7%
Brazil - 3 .2%
Banco do Brasil SA (1) 1,609,800 6,545,155
BB Seguridade Participacoes SA
(1) 235,300 1,550,448
Embraer SA, ADR (1) 133,245 7,582,973
Telefonica Brasil SA (1) 156,160 887,851
TIM SA (1) 217,900 884,338
17,450,765
Chile - 1 .0%
Banco de Credito e Inversiones
SA (1) 3,839 162,111
Banco Santander Chile, ADR (1) 6,199 156,339
Cencosud SA (1) 1,290,301 4,390,451
Enel Chile SA, ADR (1) 124,760 452,879
Falabella SA (1) 85,523 454,409
5,616,189
China - 28 .7%
Agricultural Bank of China Ltd.,
Class A 577,700 474,632
Alibaba Group Holding Ltd. 759,704 10,754,331
Anhui Conch Cement Co. Ltd.,
Class A 43,923 131,797
Autohome, Inc., ADR (1) 115,835 2,987,385
Baidu, Inc., Class A * 13,000 139,320
Bank of Beijing Co. Ltd., Class A 535,278 510,835
Bank of China Ltd., Class A 573,300 450,213
Bank of China Ltd., Class H 3,488,000 2,030,581
Bank of Communications Co. Ltd.,
Class A 366,400 409,590
Bank of Communications Co. Ltd.,
Class H 563,000 524,631
Bank of Ningbo Co. Ltd., Class A 55,900 213,731
Bank of Shanghai Co. Ltd., Class A 214,111 317,390
Baoshan Iron & Steel Co. Ltd.,
Class A 688,322 633,740
BeOne Medicines Ltd. * 48,800 923,152
BOE Technology Group Co. Ltd.,
Class A 1,583,900 883,256
BYD Co. Ltd., Class A 22,700 1,053,291
BYD Electronic International Co.
Ltd. 131,500 535,236
China CITIC Bank Corp. Ltd.,
Class H 6,779,000 6,462,969
China Communications Services
Corp. Ltd., Class H 1,878,000 1,019,477
China Construction Bank Corp.,
Class H 12,411,000 12,559,269
China Everbright Bank Co. Ltd.,
Class A 505,900 293,407
China Everbright Bank Co. Ltd.,
Class H (1) 702,000 350,555
China Galaxy Securities Co. Ltd.,
Class H 2,465,000 2,785,034
China Hongqiao Group Ltd. 1,518,500 3,496,502
China Merchants Bank Co. Ltd.,
Class A 103,158 662,524
China Merchants Securities Co.
Ltd., Class A 225,800 555,003
INVESTMENTS SHARES VALUE ($)
China - 28.7% (continued)
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 122,100 149,645
China Minsheng Banking Corp.
Ltd., Class A 333,155 221,135
China Minsheng Banking Corp.
Ltd., Class H 1,363,000 773,179
China Overseas Land &
Investment Ltd. 287,500 501,169
China Pacific Insurance Group Co.
Ltd., Class A 59,300 310,941
China Pacific Insurance Group Co.
Ltd., Class H 247,600 851,835
China Petroleum & Chemical
Corp., Class A 446,400 351,833
China Resources Land Ltd. 558,000 1,899,871
China State Construction
Engineering Corp. Ltd., Class A * 1,076,500 868,117
China Taiping Insurance Holdings
Co. Ltd. 2,705,000 5,293,828
China Tourism Group Duty Free
Corp. Ltd., Class A 28,792 245,413
China Vanke Co. Ltd., Class A * 165,400 148,402
China Yangtze Power Co. Ltd.,
Class A 93,300 392,874
CITIC Ltd. 2,691,000 3,705,139
CITIC Securities Co. Ltd., Class A 143,965 555,740
Far East Horizon Ltd. (1) 1,655,000 1,437,856
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 34,567 188,042
Geely Automobile Holdings Ltd. 1,732,000 3,535,365
Guotai Haitong Securities Co. Ltd.,
Class A 197,224 528,382
Haier Smart Home Co. Ltd., Class
A 212,400 735,742
Hisense Home Appliances Group
Co. Ltd. 200,000 546,353
Huatai Securities Co. Ltd., Class A 128,200 319,242
Huaxia Bank Co. Ltd., Class A 273,900 302,728
Industrial & Commercial Bank of
China Ltd., Class A 329,800 349,786
Industrial & Commercial Bank of
China Ltd., Class H 1,300,000 1,032,273
Industrial Bank Co. Ltd., Class A 145,390 474,207
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 148,900 580,303
JD.com, Inc., Class A 320,550 5,235,323
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 137,638 998,062
Jiangsu Yanghe Distillery Co. Ltd.,
Class A 14,200 128,101
KE Holdings, Inc., ADR (1) 55,797 989,839
Kingsoft Corp. Ltd. 419,400 2,192,013
Kunlun Energy Co. Ltd. 2,292,000 2,227,804
Kweichow Moutai Co. Ltd., Class A 5,500 1,083,760
Lenovo Group Ltd. 1,672,000 2,020,099
Luxshare Precision Industry Co.
Ltd., Class A 167,407 811,956
Luzhou Laojiao Co. Ltd., Class A 17,500 277,438
Meituan, Class B *(a) 95,480 1,535,895
NARI Technology Co. Ltd., Class A 250,249 783,874

Schedule of Investments
June 30, 2025 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
China - 28.7% (continued)
NetEase, Inc. 45,100 1,215,417
New China Life Insurance Co. Ltd.,
Class A 36,300 297,001
New China Life Insurance Co. Ltd.,
Class H 577,000 3,159,513
PDD Holdings, Inc., ADR (1)* 43,294 4,531,150
People's Insurance Co. Group of
China Ltd. (The), Class H 2,604,000 1,987,635
PetroChina Co. Ltd., Class A 421,600 503,651
PICC Property & Casualty Co. Ltd.,
Class H 2,018,000 3,921,327
Ping An Bank Co. Ltd., Class A 151,385 255,333
Ping An Insurance Group Co. of
China Ltd., Class A 48,800 378,543
Poly Developments and Holdings
Group Co. Ltd., Class A 133,700 151,303
Pop Mart International Group Ltd.
(a) 118,200 4,026,977
Qifu Technology, Inc., ADR (1) 146,224 6,340,273
SAIC Motor Corp. Ltd., Class A 130,000 291,420
Sany Heavy Industry Co. Ltd.,
Class A 166,900 418,726
Shanghai Pudong Development
Bank Co. Ltd., Class A 145,263 281,814
Shenwan Hongyuan Group Co.
Ltd., Class A 354,200 248,512
Sinotruk Hong Kong Ltd. 1,568,000 4,580,275
Tencent Holdings Ltd. 324,400 20,902,912
Wuliangye Yibin Co. Ltd., Class A 22,782 378,598
Wuxi Biologics Cayman, Inc. *(a) 63,000 207,012
Xiaomi Corp., Class B *(a) 720,400 5,545,450
Yum China Holdings, Inc. (1) 31,605 1,413,060
Zhejiang Leapmotor Technology
Co. Ltd. *(a) 22,600 157,887
156,935,204
Hong Kong - 0 .2%
Orient Overseas International Ltd. 65,500 1,114,740
Hungary - 0 .1%
OTP Bank Nyrt. 7,468 596,918
India - 16 .4%
Apollo Hospitals Enterprise Ltd. 2,543 214,826
Axis Bank Ltd., GDR (b) 8,881 617,032
Bajaj Holdings & Investment Ltd. 3,865 648,527
Bank of Baroda 591,641 1,716,743
Bharat Electronics Ltd. 364,165 1,790,942
Bharti Airtel Ltd. 35,276 827,013
BSE Ltd. 146,940 4,753,742
Canara Bank 2,808,098 3,740,180
Cipla Ltd. 139,304 2,447,214
Coal India Ltd. 1,013,028 4,632,418
Divi's Laboratories Ltd. 34,528 2,743,207
Dixon Technologies India Ltd. (b) 3,689 644,842
DLF Ltd. 18,871 184,481
HCL Technologies Ltd. 197,497 3,981,930
HDFC Asset Management Co.
Ltd. (a) 17,588 1,065,227
HDFC Bank Ltd. 79,706 1,860,773
Hindalco Industries Ltd. 316,359 2,559,481
INVESTMENTS SHARES VALUE ($)
India - 16.4% (continued)
Hindustan Aeronautics Ltd. (b) 106,814 6,067,359
Indian Hotels Co. Ltd. (The), Class
A 161,641 1,433,462
Indus Towers Ltd. * 889,314 4,361,854
Info Edge India Ltd. 132,813 2,305,849
Infosys Ltd., ADR (1) 184,254 3,414,227
InterGlobe Aviation Ltd. *(a) 53,678 3,743,722
ITC Ltd. 250,392 1,216,018
Larsen & Toubro Ltd., GDR (b) 14,876 637,143
Lupin Ltd. 54,740 1,237,952
Muthoot Finance Ltd. 22,601 692,089
NTPC Ltd. 821,045 3,206,127
Oil & Natural Gas Corp. Ltd. 1,607,314 4,577,845
Oil India Ltd. 29,949 151,678
Oracle Financial Services Software
Ltd. 23,661 2,480,068
Page Industries Ltd. 1,191 686,223
PB Fintech Ltd. * 11,279 239,754
Persistent Systems Ltd. 12,682 893,887
Petronet LNG Ltd. 190,936 672,310
Power Finance Corp. Ltd. 379,357 1,892,656
Power Grid Corp. of India Ltd. 782,348 2,734,423
REC Ltd. 333,570 1,567,299
Reliance Industries Ltd., GDR (a) 5,457 380,527
State Bank of India, GDR (b) 3,533 336,710
Sun Pharmaceutical Industries Ltd. 41,926 819,574
Suzlon Energy Ltd. * 629,217 497,122
Tata Consultancy Services Ltd. 36,466 1,472,515
Tech Mahindra Ltd. 62,118 1,222,404
Torrent Pharmaceuticals Ltd. 7,357 292,460
Union Bank of India Ltd. 462,491 828,507
Varun Beverages Ltd. 166,720 889,627
Vedanta Ltd. 857,598 4,617,779
89,997,748
Indonesia - 1 .9%
Alamtri Resources Indonesia Tbk.
PT 19,990,800 2,256,846
Astra International Tbk. PT 13,594,900 3,770,066
Indofood Sukses Makmur Tbk. PT 468,100 234,392
Telkom Indonesia Persero Tbk. PT 2,976,600 509,242
United Tractors Tbk. PT 2,896,800 3,826,909
10,597,455
Malaysia - 0 .4%
CIMB Group Holdings Bhd. 169,900 274,024
RHB Bank Bhd. 1,190,854 1,781,655
2,055,679
Mexico - 2 .2%
Alfa SAB de CV, Class A (1) 2,633,690 1,945,319
Arca Continental SAB de CV (1) 199,678 2,110,482
Banco del Bajio SA (1)(a) 203,428 491,644
Controladora Alpek SAB de CV
(1)* 989,490 163,469
Grupo Aeroportuario del Centro
Norte SAB de CV, ADR (1) 2,163 228,197
Grupo Aeroportuario del Sureste
SAB de CV, ADR (1) 6,549 2,088,280

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Mexico - 2.2% (continued)
Grupo Financiero Banorte SAB de
CV, Class O (1) 461,508 4,218,490
Grupo Mexico SAB de CV, Series
B (1) 69,718 422,295
Industrias Penoles SAB de CV (1)* 8,600 239,124
Qualitas Controladora SAB de CV
(1) 39,600 406,647
12,313,947
Philippines - 0 .2%
International Container Terminal
Services, Inc. 124,804 909,865
Metropolitan Bank & Trust Co. 118,090 151,990
1,061,855
Poland - 2 .0%
Bank Polska Kasa Opieki SA 51,475 2,651,192
CD Projekt SA 9,733 759,577
PGE Polska Grupa Energetyczna
SA * 447,988 1,418,168
Powszechna Kasa Oszczednosci
Bank Polski SA 85,094 1,778,023
Powszechny Zaklad Ubezpieczen
SA 242,645 4,243,159
10,850,119
Qatar - 0 .0% †
Ooredoo QPSC 44,160 155,205
Russia - 0 .0%
Gazprom PJSC (3)* 863,552 –
GMK Norilskiy Nickel PAO (3)* 679,000 –
GMK Norilskiy Nickel PAO, ADR
(3)* 2 –
LUKOIL PJSC (3)* 29,987 –
Magnit PJSC (3)* 6,681 –
Mobile TeleSystems PJSC (3)* 306,032 –
Novatek PJSC (3)* 71,760 –
Novolipetsk Steel PJSC (3)* 326,680 –
PhosAgro PJSC, GDR (3)*(b) 72 –
PhosAgro PJSC (3)* 3,717 –
Polyus PJSC (3)* 12,910 –
Rosneft Oil Co. PJSC (3)* 106,000 –
Severstal PAO, GDR (3)*(b) 54,062 –
Surgutneftegas PAO (3)* 1,249,260 –
Tatneft PJSC (3)* 134,766 –
–
Saudi Arabia - 2 .6%
Al Rajhi Co. for Co-operative
Insurance * 4,969 170,434
Arab National Bank 178,216 1,032,018
Bupa Arabia for Cooperative
Insurance Co. (1) 3,362 159,651
Co. for Cooperative Insurance
(The) 14,461 609,234
Elm Co. 14,367 3,836,114
Etihad Etisalat Co. (1) 310,632 4,911,473
Riyad Bank 48,875 374,410
INVESTMENTS SHARES VALUE ($)
Saudi Arabia - 2.6% (continued)
Saudi Telecom Co. 290,800 3,298,681
14,392,015
South Africa - 2 .9%
Absa Group Ltd. 119,663 1,191,055
Exxaro Resources Ltd. (1) 93,929 779,552
Harmony Gold Mining Co. Ltd.,
ADR (1) 224,461 3,135,720
Nedbank Group Ltd. (1) 235,721 3,236,150
Old Mutual Ltd. (1) 2,309,043 1,574,251
OUTsurance Group Ltd. (1) 117,375 519,324
Sanlam Ltd. (1) 160,986 806,305
Sibanye Stillwater Ltd. * 1,444,447 2,630,535
Standard Bank Group Ltd. 167,538 2,151,125
16,024,017
South Korea - 11 .7%
DB Insurance Co. Ltd. 78,792 7,189,974
Doosan Bobcat, Inc. 7,986 343,266
Hana Financial Group, Inc. 123,723 7,880,910
HMM Co. Ltd. 78,480 1,308,515
HYBE Co. Ltd. * 6,448 1,474,238
Hyundai Glovis Co. Ltd. 9,053 901,323
Hyundai Rotem Co. Ltd. 1,956 283,846
Industrial Bank of Korea 280,445 3,787,699
Kakao Corp. 72,410 3,211,982
KB Financial Group, Inc. 10,762 884,381
Kia Corp. 53,980 3,862,507
Korea Investment Holdings Co.
Ltd. 19,423 2,004,326
Krafton, Inc. * 4,056 1,088,993
LG Uplus Corp. 11,488 121,624
NAVER Corp. 21,399 4,155,365
NCSoft Corp. 3,980 607,944
Samsung Electronics Co. Ltd. 241,403 10,675,231
Shinhan Financial Group Co. Ltd. 23,819 1,079,879
SK Hynix, Inc. 17,887 3,854,320
SK Square Co. Ltd. * 11,811 1,587,505
Woori Financial Group, Inc. 480,978 8,003,106
64,306,934
Taiwan - 17 .7%
Accton Technology Corp. 78,960 1,973,507
ASE Technology Holding Co. Ltd. 61,840 310,238
Asustek Computer, Inc. 45,000 994,831
Compal Electronics, Inc. 729,560 725,653
Evergreen Marine Corp. Taiwan
Ltd. 825,000 5,617,986
Fubon Financial Holding Co. Ltd. 335,000 1,003,208
Hon Hai Precision Industry Co. Ltd. 512,760 2,829,069
International Games System Co.
Ltd. 236,000 6,927,963
MediaTek, Inc. 158,980 6,812,080
Pegatron Corp. 432,900 1,140,412
PharmaEssentia Corp. * 118,000 2,213,444
Pou Chen Corp. * 208,620 221,214
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,538,900 56,276,584
United Microelectronics Corp. 2,100,580 3,168,296
Wan Hai Lines Ltd. 405,000 1,231,650

Schedule of Investments
June 30, 2025 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Taiwan - 17.7% (continued)
Yang Ming Marine Transport Corp. 2,078,000 5,051,481
96,497,616
Thailand - 1 .9%
Kasikornbank PCL, NVDR 578,600 2,733,075
Krung Thai Bank PCL, NVDR 7,116,500 4,668,179
SCB X PCL, NVDR 681,200 2,463,406
TMBThanachart Bank PCL, NVDR 9,269,400 539,358
10,404,018
Turkiye - 0 .5%
Akbank TAS 114,851 196,824
Turk Hava Yollari AO 178,850 1,274,167
Yapi ve Kredi Bankasi A/S * 1,350,991 1,076,043
2,547,034
United Arab Emirates - 0 .9%
Aldar Properties PJSC 158,981 386,323
Dubai Islamic Bank PJSC 110,098 271,849
Emaar Properties PJSC 334,521 1,240,953
Emirates NBD Bank PJSC (1) 464,241 2,882,072
First Abu Dhabi Bank PJSC 34,139 154,285
4,935,482
United States - 1 .2%
JBS NV, BDR (1)* 463,000 6,664,930
TOTAL COMMON STOCKS
(Cost $385,534,624) 524,517,870
PREFERRED STOCKS - 0.9%
Brazil - 0 .9%
Banco Bradesco SA (Preference)
(1) 1,049,700 3,251,633
Cia Energetica de Minas Gerais
(Preference) (1) 823,620 1,637,205
TOTAL PREFERRED STOCKS
(Cost $3,550,066)                                                     4,888,838
SHORT-TERM INVESTMENTS - 3.3%
INVESTMENT COMPANIES - 3 .3%
Limited Purpose Cash Investment
Fund, 4.33% (1)(c)
(Cost $18,253,829) 18,262,237 18,256,758
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $407,338,519) 547,663,466
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1% ‡ 542,818
NET ASSETS - 100.0% 548,206,284
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 63,926,237 11 .7%
Consumer Discretionary 41,364,865 7 .5
Consumer Staples 20,087,460 3 .7
Energy 18,133,570 3 .3
Financials 164,782,647 30 .1
Health Care 12,096,902 2 .2
Industrials 57,405,756 10 .5
Information Technology 115,857,363 21 .1
Materials 18,030,444 3 .3
Real Estate 5,651,986 1 .0
Utilities 12,069,478 2 .2
Investment Companies 18,256,758 3 .3
Total Investments In Securities
At Value 547,663,466 99 .9
Other Assets in Excess of
Liabilities ‡ 542,818 0 .1
Net Assets
$ 548,206,284 100 .0%

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR EMERGING MULTI-STYLE II FUND
Schedule of Investments
June 30, 2025 (Unaudited)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2025 amounted to $17,154,341 of investment in securities, which represents 3.13% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2025 amounted to $8,303,086 of investment in securities, which represents 1.51% of net assets of the Fund.
(c) Represents 7-day effective yield as of June 30, 2025.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets Index 251 9/2025 USD $ 15,480,425 $ 273,839
Net unrealized appreciation $ 273,839

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | June 2025

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.8%
Communication Services - 10 .6%
Diversified Telecommunication Services - 1 .1%
AT&T, Inc.
226,366 6,551,032
Liberty Global Ltd., Class A
(Belgium) * 84,426 845,104
7,396,136
Entertainment - 3 .1%
Electronic Arts, Inc.
6,096 973,531
Liberty Media Corp.-Liberty Live,
Class C * 4,637 376,339
Netflix, Inc. *
9,127 12,222,239
ROBLOX Corp., Class A *
13,559 1,426,407
Spotify Technology SA *
6,873 5,273,928
20,272,444
Interactive Media & Services - 5 .3%
Alphabet, Inc., Class A
19,965 3,518,432
Meta Platforms, Inc., Class A
41,525 30,649,187
34,167,619
Media - 0 .3%
Charter Communications, Inc., Class
A * 439 179,468
Fox Corp., Class A
30,837 1,728,105
1,907,573
Wireless Telecommunication Services - 0 .8%
T-Mobile US, Inc. 20,790 4,953,426
Total Communication Services 68,697,198
Consumer Discretionary - 8 .5%
Automobiles - 2 .4%
Tesla, Inc. * 49,336 15,672,074
Broadline Retail - 0 .3%
Amazon.com, Inc. *
5,319 1,166,935
Coupang, Inc. (South Korea) *
7,635 228,745
eBay, Inc.
7,392 550,408
1,946,088
Diversified Consumer Services - 0 .1%
Duolingo, Inc., Class A * 1,629 667,923
Hotels, Restaurants & Leisure - 2 .5%
Aramark
9,846 412,252
Booking Holdings, Inc.
432 2,500,952
Carnival Corp. *
9,419 264,862
Cava Group, Inc. *
2,329 196,172
Chipotle Mexican Grill, Inc., Class
A * 59,398 3,335,198
Domino's Pizza, Inc.
1,642 739,885
DoorDash, Inc., Class A *
5,842 1,440,111
Dutch Bros, Inc., Class A *
10,010 684,384
McDonald's Corp.
5,018 1,466,109
Royal Caribbean Cruises Ltd.
14,740 4,615,683
Starbucks Corp.
2,633 241,262
15,896,870
INVESTMENTS SHARES VALUE ($)
Household Durables - 0 .5%
Garmin Ltd.
12,279 2,562,873
Somnigroup International, Inc.
14,032 954,877
3,517,750
Specialty Retail - 2 .4%
AutoNation, Inc. *
11,403 2,265,206
Carvana Co., Class A *
6,946 2,340,524
Dick's Sporting Goods, Inc.
7,473 1,478,234
Home Depot, Inc. (The)
6,141 2,251,536
Lowe's Cos., Inc.
5,244 1,163,486
O'Reilly Automotive, Inc. *
18,960 1,708,865
Penske Automotive Group, Inc.
5,891 1,012,133
Ross Stores, Inc.
2,920 372,534
TJX Cos., Inc. (The)
5,956 735,507
Tractor Supply Co.
22,325 1,178,090
Williams-Sonoma, Inc.
5,622 918,466
15,424,581
Textiles, Apparel & Luxury Goods - 0 .3%
Amer Sports, Inc. (Finland) *
31,667 1,227,413
Deckers Outdoor Corp. *
2,959 304,984
Tapestry, Inc.
5,302 465,569
1,997,966
Total Consumer Discretionary 55,123,252
Consumer Staples - 6 .7%
Beverages - 1 .0%
Coca-Cola Co. (The)
61,241 4,332,801
Coca-Cola Consolidated, Inc.
2,600 290,290
Constellation Brands, Inc., Class A
4,147 674,634
Monster Beverage Corp. *
21,254 1,331,350
6,629,075
Consumer Staples Distribution & Retail - 3 .5%
BJ's Wholesale Club Holdings, Inc. *
5,820 627,570
Casey's General Stores, Inc.
2,884 1,471,619
Costco Wholesale Corp.
6,245 6,182,175
Kroger Co. (The)
18,545 1,330,233
Walmart, Inc.
136,947 13,390,678
23,002,275
Food Products - 0 .2%
Pilgrim's Pride Corp. 26,356 1,185,493
Personal Care Products - 0 .0% †
Kenvue, Inc. 7,949 166,373
Tobacco - 2 .0%
Altria Group, Inc.
43,837 2,570,163
Philip Morris International, Inc.
56,242 10,243,356
12,813,519
Total Consumer Staples 43,796,735
Energy - 2 .1%
Energy Equipment & Services - 0 .2%
TechnipFMC plc (United Kingdom) 39,850 1,372,434

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 1 .9%
Antero Resources Corp. *
8,803 354,585
Cheniere Energy, Inc.
4,455 1,084,881
Diamondback Energy, Inc.
3,302 453,695
DT Midstream, Inc.
6,682 734,418
EQT Corp.
6,318 368,466
Exxon Mobil Corp.
1,918 206,760
Kinder Morgan, Inc.
13,847 407,102
Marathon Petroleum Corp.
10,106 1,678,708
Occidental Petroleum Corp.
4,478 188,121
Targa Resources Corp.
32,374 5,635,666
Texas Pacific Land Corp.
666 703,556
Williams Cos., Inc. (The)
7,197 452,043
12,268,001
Total Energy 13,640,435
Financials - 19 .7%
Banks - 5 .8%
Bank of America Corp.
72,544 3,432,782
Citigroup, Inc.
51,766 4,406,322
Citizens Financial Group, Inc.
45,548 2,038,273
Commerce Bancshares, Inc.
7,527 467,954
East West Bancorp, Inc.
8,433 851,564
Fifth Third Bancorp
24,673 1,014,800
First Citizens BancShares, Inc.,
Class A 265 518,465
First Horizon Corp.
63,769 1,351,903
JPMorgan Chase & Co.
53,419 15,486,702
KeyCorp
11,409 198,745
M&T Bank Corp.
11,034 2,140,486
Truist Financial Corp.
5,179 222,645
Wells Fargo & Co.
58,801 4,711,136
Western Alliance Bancorp
3,140 244,857
Wintrust Financial Corp.
1,608 199,360
Zions Bancorp NA
8,637 448,606
37,734,600
Capital Markets - 5 .4%
Ameriprise Financial, Inc.
6,911 3,688,608
Bank of New York Mellon Corp.
(The) 20,843 1,899,006
Blackrock, Inc.
365 382,976
Cboe Global Markets, Inc.
1,328 309,703
CME Group, Inc.
6,574 1,811,926
Coinbase Global, Inc., Class A *
703 246,394
FactSet Research Systems, Inc.
1,562 698,651
Goldman Sachs Group, Inc. (The)
6,199 4,387,342
Interactive Brokers Group, Inc.,
Class A 4,204 232,944
Intercontinental Exchange, Inc.
4,335 795,342
Jefferies Financial Group, Inc.
24,961 1,365,117
LPL Financial Holdings, Inc.
10,982 4,117,921
Moody's Corp.
2,295 1,151,149
Morgan Stanley
31,752 4,472,587
MSCI, Inc., Class A
3,987 2,299,462
Nasdaq, Inc.
11,442 1,023,144
INVESTMENTS SHARES VALUE ($)
Capital Markets - 5.4% (continued)
Robinhood Markets, Inc., Class A *
31,455 2,945,132
S&P Global, Inc.
3,044 1,605,071
Virtu Financial, Inc., Class A
39,822 1,783,627
35,216,102
Consumer Finance - 0 .9%
American Express Co.
5,135 1,637,962
Capital One Financial Corp.
8,285 1,762,717
OneMain Holdings, Inc.
11,245 640,965
SLM Corp.
10,899 357,378
Synchrony Financial
15,749 1,051,088
5,450,110
Financial Services - 5 .1%
Affirm Holdings, Inc., Class A *
17,223 1,190,798
Apollo Global Management, Inc.
2,848 404,046
Berkshire Hathaway, Inc., Class B *
32,618 15,844,846
Corebridge Financial, Inc.
6,001 213,036
Equitable Holdings, Inc.
18,138 1,017,542
Fiserv, Inc. *
6,637 1,144,285
Mastercard, Inc., Class A
9,549 5,365,965
Toast, Inc., Class A *
9,007 398,920
Visa, Inc., Class A
20,749 7,366,932
32,946,370
Insurance - 2 .5%
Aflac, Inc.
4,242 447,361
Allstate Corp. (The)
6,916 1,392,260
American International Group, Inc.
17,195 1,471,720
Aon plc, Class A
683 243,667
Arch Capital Group Ltd.
6,086 554,130
Arthur J Gallagher & Co.
7,955 2,546,555
Assured Guaranty Ltd.
21,907 1,908,100
Axis Capital Holdings Ltd.
5,718 593,643
Lincoln National Corp.
15,597 539,656
Progressive Corp. (The)
14,432 3,851,324
Unum Group
23,550 1,901,898
W R Berkley Corp.
7,284 535,155
Willis Towers Watson plc
851 260,832
16,246,301
Total Financials 127,593,483
Health Care - 6 .9%
Biotechnology - 2 .1%
AbbVie, Inc.
27,487 5,102,137
Alnylam Pharmaceuticals, Inc. *
2,779 906,204
Amgen, Inc.
5,223 1,458,314
Exelixis, Inc. *
12,472 549,703
Gilead Sciences, Inc.
17,668 1,958,851
Natera, Inc. *
8,640 1,459,642
United Therapeutics Corp. *
4,751 1,365,200
Vertex Pharmaceuticals, Inc. *
1,058 471,022
13,271,073

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 1 .7%
Abbott Laboratories
22,283 3,030,711
Boston Scientific Corp. *
17,375 1,866,249
Dexcom, Inc. *
4,031 351,866
Edwards Lifesciences Corp. *
5,160 403,563
Hologic, Inc. *
7,943 517,566
IDEXX Laboratories, Inc. *
3,637 1,950,668
Intuitive Surgical, Inc. *
3,924 2,132,341
Stryker Corp.
1,647 651,603
10,904,567
Health Care Providers & Services - 1 .1%
Cardinal Health, Inc.
2,021 339,528
Cencora, Inc.
1,680 503,748
Elevance Health, Inc.
3,564 1,386,254
HCA Healthcare, Inc.
3,101 1,187,993
McKesson Corp.
2,935 2,150,709
Molina Healthcare, Inc. *
1,627 484,683
UnitedHealth Group, Inc.
3,855 1,202,644
7,255,559
Health Care Technology - 0 .5%
Doximity, Inc., Class A *
10,845 665,232
Veeva Systems, Inc., Class A *
9,078 2,614,283
3,279,515
Life Sciences Tools & Services - 0 .3%
Thermo Fisher Scientific, Inc. 5,257 2,131,503
Pharmaceuticals - 1 .2%
Bristol-Myers Squibb Co.
16,184 749,157
Eli Lilly & Co.
4,218 3,288,058
Johnson & Johnson
18,194 2,779,133
Zoetis, Inc., Class A
5,483 855,074
7,671,422
Total Health Care 44,513,639
Industrials - 11 .3%
Aerospace & Defense - 3 .5%
Axon Enterprise, Inc. *
2,995 2,479,680
BWX Technologies, Inc.
2,935 422,816
Curtiss-Wright Corp.
5,358 2,617,651
GE Aerospace
28,239 7,268,436
Howmet Aerospace, Inc.
17,600 3,275,888
Lockheed Martin Corp.
5,283 2,446,769
Northrop Grumman Corp.
5,286 2,642,894
TransDigm Group, Inc.
838 1,274,297
22,428,431
Building Products - 1 .0%
A O Smith Corp.
4,045 265,231
Lennox International, Inc.
314 179,997
Trane Technologies plc
14,545 6,362,128
6,807,356
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - 1 .2%
Cintas Corp.
23,096 5,147,406
Clean Harbors, Inc. *
802 185,406
Copart, Inc. *
34,720 1,703,710
Rollins, Inc.
14,763 832,929
7,869,451
Construction & Engineering - 0 .9%
AECOM
8,308 937,641
EMCOR Group, Inc.
2,495 1,334,551
Quanta Services, Inc.
9,317 3,522,571
5,794,763
Electrical Equipment - 0 .4%
Eaton Corp. plc 6,837 2,440,741
Ground Transportation - 0 .4%
JB Hunt Transport Services, Inc.
2,681 384,991
Old Dominion Freight Line, Inc.
9,440 1,532,112
Uber Technologies, Inc. *
6,226 580,886
2,497,989
Industrial Conglomerates - 0 .2%
Honeywell International, Inc. 5,345 1,244,744
Machinery - 2 .0%
Allison Transmission Holdings, Inc.
24,508 2,328,015
Caterpillar, Inc.
4,750 1,843,997
Deere & Co.
4,046 2,057,351
Esab Corp.
1,446 174,315
Illinois Tool Works, Inc.
6,540 1,617,015
PACCAR, Inc.
6,399 608,289
Parker-Hannifin Corp.
4,198 2,932,177
Westinghouse Air Brake
Technologies Corp. 6,146 1,286,665
Xylem, Inc.
3,586 463,885
13,311,709
Passenger Airlines - 0 .2%
United Airlines Holdings, Inc. * 17,625 1,403,479
Professional Services - 0 .5%
Automatic Data Processing, Inc.
3,597 1,109,315
Booz Allen Hamilton Holding Corp.,
Class A 8,867 923,320
Verisk Analytics, Inc., Class A
4,134 1,287,741
3,320,376
Trading Companies & Distributors - 1 .0%
Fastenal Co.
28,056 1,178,352
United Rentals, Inc.
2,557 1,926,444
Watsco, Inc.
3,619 1,598,223
WW Grainger, Inc.
1,471 1,530,193
6,233,212
Total Industrials 73,352,251

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Information Technology - 23 .0%
Communications Equipment - 0 .7%
Arista Networks, Inc. *
27,190 2,781,809
Ubiquiti, Inc.
4,147 1,707,113
4,488,922
Electronic Equipment, Instruments & Components - 0 .9%
Amphenol Corp., Class A
26,448 2,611,740
Jabil, Inc.
8,553 1,865,409
TD SYNNEX Corp.
8,495 1,152,772
Zebra Technologies Corp., Class A *
1,545 476,416
6,106,337
IT Services - 1 .5%
Accenture plc, Class A (Ireland)
1,073 320,709
Cloudflare, Inc., Class A *
4,252 832,669
GoDaddy, Inc., Class A *
1,615 290,797
International Business Machines
Corp. 15,313 4,513,966
Kyndryl Holdings, Inc. *
34,881 1,463,607
Twilio, Inc., Class A *
8,385 1,042,759
VeriSign, Inc.
4,493 1,297,578
9,762,085
Semiconductors & Semiconductor Equipment - 9 .9%
Analog Devices, Inc.
2,424 576,960
Applied Materials, Inc.
3,864 707,383
Broadcom, Inc.
78,271 21,575,401
KLA Corp.
2,232 1,999,292
NVIDIA Corp.
238,652 37,704,629
Texas Instruments, Inc.
6,524 1,354,513
63,918,178
Software - 6 .0%
Adobe, Inc. *
969 374,887
AppLovin Corp., Class A *
8,987 3,146,169
Autodesk, Inc. *
3,076 952,237
Cadence Design Systems, Inc. *
4,122 1,270,194
Docusign, Inc., Class A *
3,879 302,135
Fair Isaac Corp. *
1,449 2,648,714
Fortinet, Inc. *
13,258 1,401,636
Guidewire Software, Inc. *
1,911 449,945
Intuit, Inc.
2,897 2,281,764
Microsoft Corp.
6,033 3,000,875
MicroStrategy, Inc., Class A *
5,705 2,306,132
Nutanix, Inc., Class A *
9,273 708,828
Oracle Corp.
26,064 5,698,373
Palantir Technologies, Inc., Class A *
50,144 6,835,630
Palo Alto Networks, Inc. *
6,438 1,317,472
Salesforce, Inc.
2,432 663,182
ServiceNow, Inc. *
4,353 4,475,232
Synopsys, Inc. *
2,591 1,328,354
39,161,759
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - 4 .0%
Apple, Inc.
122,080 25,047,153
NetApp, Inc.
5,567 593,164
25,640,317
Total Information Technology 149,077,598
Materials - 0 .9%
Chemicals - 0 .4%
Element Solutions, Inc.
11,386 257,893
Sherwin-Williams Co. (The)
6,123 2,102,393
2,360,286
Containers & Packaging - 0 .2%
Avery Dennison Corp.
4,365 765,926
Packaging Corp. of America
3,115 587,022
1,352,948
Metals & Mining - 0 .3%
Reliance, Inc.
3,454 1,084,211
Steel Dynamics, Inc.
6,772 866,884
1,951,095
Total Materials 5,664,329
Real Estate - 2 .3%
Health Care REITs - 1 .0%
Medical Properties Trust, Inc., REIT
139,323 600,482
Omega Healthcare Investors, Inc.,
REIT 19,264 706,026
Ventas, Inc., REIT
24,124 1,523,430
Welltower, Inc., REIT
23,607 3,629,104
6,459,042
Office REITs - 0 .2%
Highwoods Properties, Inc., REIT
14,906 463,428
Vornado Realty Trust, REIT
18,583 710,614
1,174,042
Real Estate Management & Development - 0 .3%
CoStar Group, Inc. *
20,700 1,664,280
Zillow Group, Inc., Class C *
6,586 461,349
2,125,629
Specialized REITs - 0 .8%
American Tower Corp., REIT
14,042 3,103,563
Crown Castle, Inc., REIT
8,010 822,867
Digital Realty Trust, Inc., REIT
3,200 557,856
Iron Mountain, Inc., REIT
5,659 580,444
SBA Communications Corp., REIT
1,069 251,044
5,315,774
Total Real Estate 15,074,487
Utilities - 4 .8%
Electric Utilities - 1 .9%
American Electric Power Co., Inc.
4,314 447,621
Constellation Energy Corp.
4,804 1,550,539
Duke Energy Corp.
19,924 2,351,032

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LARGE CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Electric Utilities - 1.9% (continued)
Entergy Corp.
23,229 1,930,794
Exelon Corp.
44,131 1,916,168
NextEra Energy, Inc.
4,826 335,021
NRG Energy, Inc.
11,354 1,823,225
PPL Corp.
11,028 373,739
Southern Co. (The)
16,719 1,535,306
12,263,445
Gas Utilities - 0 .5%
Atmos Energy Corp.
5,400 832,194
MDU Resources Group, Inc.
33,464 557,845
National Fuel Gas Co.
11,629 985,092
UGI Corp.
30,659 1,116,601
3,491,732
Independent Power and Renewable Electricity Producers - 0 .5%
Vistra Corp. 16,206 3,140,885
Multi-Utilities - 1 .4%
Ameren Corp.
19,498 1,872,588
Consolidated Edison, Inc.
9,928 996,275
Dominion Energy, Inc.
34,317 1,939,597
NiSource, Inc.
38,066 1,535,582
Public Service Enterprise Group,
Inc. 10,533 886,668
WEC Energy Group, Inc.
19,554 2,037,527
9,268,237
Water Utilities - 0 .5%
American Water Works Co., Inc. 21,322 2,966,103
Total Utilities 31,130,402
TOTAL COMMON STOCKS
(Cost $300,482,195) 627,663,809
SHORT-TERM INVESTMENTS - 3.0%
INVESTMENT COMPANIES - 3 .0%
Limited Purpose Cash Investment
Fund, 4.33% (a)
(Cost $19,174,436) 19,182,098 19,176,343
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $319,656,631) 646,840,152
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% ‡ 1,251,232
NET ASSETS - 100.0% 648,091,384
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 68,697,198 10 .6%
Consumer Discretionary 55,123,252 8 .5
Consumer Staples 43,796,735 6 .7
Energy 13,640,435 2 .1
Financials 127,593,483 19 .7
Health Care 44,513,639 6 .9
Industrials 73,352,251 11 .3
Information Technology 149,077,598 23 .0
Materials 5,664,329 0 .9
Real Estate 15,074,487 2 .3
Utilities 31,130,402 4 .8
Investment Companies 19,176,343 3 .0
Total Investments In Securities
At Value 646,840,152 99 .8
Other Assets in Excess of
Liabilities ‡ 1,251,232 0 .2
Net Assets
$ 648,091,384 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of June 30, 2025.
All securities are Level 1 with respect to ASC 820.

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 57 9/2025 USD $ 17,823,188 $ 630,490
Net unrealized appreciation $ 630,490

Schedule of Investments
June 30, 2025 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | June 2025

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.7%
Communication Services - 2 .8%
Diversified Telecommunication Services - 1 .2%
AST SpaceMobile, Inc. *
20,490 957,498
IDT Corp., Class B
4,799 327,867
Lumen Technologies, Inc. *
58,492 256,195
1,541,560
Entertainment - 0 .3%
Cinemark Holdings, Inc.
8,873 267,787
IMAX Corp. *
4,330 121,067
388,854
Interactive Media & Services - 0 .6%
Cargurus, Inc., Class A *
4,423 148,038
EverQuote, Inc., Class A *
3,454 83,518
fuboTV, Inc. *
35,511 137,072
Grindr, Inc. (Singapore) *
15,948 362,020
Vimeo, Inc. *
7,563 30,554
761,202
Media - 0 .5%
EchoStar Corp., Class A *
9,077 251,433
Gambling.com Group Ltd. (Malta) *
4,500 53,505
John Wiley & Sons, Inc., Class A
895 39,944
Magnite, Inc. *
4,704 113,461
National CineMedia, Inc.
10,753 52,098
TEGNA, Inc.
7,537 126,320
636,761
Wireless Telecommunication Services - 0 .2%
Telephone and Data Systems, Inc. 7,660 272,543
Total Communication Services 3,600,920
Consumer Discretionary - 7 .1%
Automobile Components - 0 .3%
Dorman Products, Inc. *
269 32,998
Modine Manufacturing Co. *
2,242 220,837
Patrick Industries, Inc.
1,809 166,917
420,752
Broadline Retail - 0 .1%
Groupon, Inc. * 2,175 72,754
Distributors - 0 .0% †
A-Mark Precious Metals, Inc. 1,656 36,730
Diversified Consumer Services - 2 .0%
Adtalem Global Education, Inc. *
3,189 405,736
American Public Education, Inc. *
6,358 193,665
Carriage Services, Inc., Class A
4,474 204,641
Frontdoor, Inc. *
5,134 302,598
Graham Holdings Co., Class B
81 76,640
Laureate Education, Inc., Class A *
10,072 235,483
Lincoln Educational Services Corp. *
5,524 127,328
OneSpaWorld Holdings Ltd.
(Bahamas) 5,840 119,078
Perdoceo Education Corp.
3,785 123,732
Strategic Education, Inc.
394 33,541
INVESTMENTS SHARES VALUE ($)
Diversified Consumer Services - 2.0% (continued)
Stride, Inc. *
3,602 522,974
Universal Technical Institute, Inc. *
6,821 231,164
2,576,580
Hotels, Restaurants & Leisure - 1 .7%
Brinker International, Inc. *
3,564 642,696
Cheesecake Factory, Inc. (The)
2,138 133,967
Kura Sushi USA, Inc., Class A *
797 68,606
Life Time Group Holdings, Inc. *
11,038 334,782
Lindblad Expeditions Holdings, Inc. *
3,908 45,606
Red Rock Resorts, Inc., Class A
792 41,208
Rush Street Interactive, Inc. *
26,190 390,231
Sabre Corp. *
14,832 46,869
Shake Shack, Inc., Class A *
991 139,335
Super Group SGHC Ltd. (Guernsey)
20,403 223,821
Sweetgreen, Inc., Class A *
2,305 34,298
2,101,419
Household Durables - 0 .5%
Cavco Industries, Inc. *
215 93,403
Green Brick Partners, Inc. *
6,031 379,229
La-Z-Boy, Inc.
1,126 41,853
M/I Homes, Inc. *
921 103,263
617,748
Leisure Products - 0 .5%
Acushnet Holdings Corp.
5,770 420,171
Latham Group, Inc. *
5,638 35,970
Peloton Interactive, Inc., Class A *
30,823 213,912
670,053
Specialty Retail - 1 .9%
Abercrombie & Fitch Co., Class A *
554 45,899
Asbury Automotive Group, Inc. *
1,031 245,935
Boot Barn Holdings, Inc. *
473 71,896
Buckle, Inc. (The)
5,074 230,106
Build-A-Bear Workshop, Inc.
4,543 234,237
EVgo, Inc. *
12,775 46,629
Group 1 Automotive, Inc.
778 339,760
Petco Health & Wellness Co., Inc.,
Class A * 33,094 93,656
RealReal, Inc. (The) *
15,569 74,575
Signet Jewelers Ltd.
1,657 131,814
Sonic Automotive, Inc., Class A
4,482 358,246
Stitch Fix, Inc., Class A *
22,024 81,489
ThredUp, Inc., Class A *
8,087 60,572
Urban Outfitters, Inc. *
4,429 321,280
Warby Parker, Inc., Class A *
1,674 36,711
2,372,805
Textiles, Apparel & Luxury Goods - 0 .1%
Kontoor Brands, Inc.
1,217 80,285
Wolverine World Wide, Inc.
2,600 47,008
127,293
Total Consumer Discretionary 8,996,134

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Staples - 2 .8%
Beverages - 0 .2%
National Beverage Corp. *
4,442 192,072
Vita Coco Co., Inc. (The) *
2,258 81,514
273,586
Consumer Staples Distribution & Retail - 1 .8%
Chefs' Warehouse, Inc. (The) *
1,961 125,132
Natural Grocers by Vitamin Cottage,
Inc. 5,902 231,654
Sprouts Farmers Market, Inc. *
10,838 1,784,368
United Natural Foods, Inc. *
4,314 100,559
2,241,713
Food Products - 0 .4%
Cal-Maine Foods, Inc.
2,944 293,311
Fresh Del Monte Produce, Inc.
1,847 59,880
Lifeway Foods, Inc. *
2,827 69,685
Seneca Foods Corp., Class A *
412 41,789
Vital Farms, Inc. *
1,992 76,732
541,397
Household Products - 0 .1%
Central Garden & Pet Co., Class A * 1,915 59,920
Personal Care Products - 0 .1%
Honest Co., Inc. (The) * 27,250 138,702
Tobacco - 0 .2%
Turning Point Brands, Inc.
2,980 225,795
Universal Corp.
860 50,086
275,881
Total Consumer Staples 3,531,199
Energy - 3 .2%
Energy Equipment & Services - 0 .9%
Archrock, Inc.
16,883 419,205
Aris Water Solutions, Inc., Class A
7,006 165,692
Kodiak Gas Services, Inc.
1,363 46,710
Solaris Energy Infrastructure, Inc.
5,680 160,687
Tidewater, Inc. *
7,505 346,206
1,138,500
Oil, Gas & Consumable Fuels - 2 .3%
Centrus Energy Corp., Class A *
1,794 328,625
CNX Resources Corp. *
7,441 250,613
Comstock Resources, Inc. *
12,216 338,017
Core Natural Resources, Inc.
3,499 244,020
Diversified Energy Co. plc (a)
2,414 35,413
Dorian LPG Ltd.
3,649 88,963
Excelerate Energy, Inc., Class A
5,004 146,717
Golar LNG Ltd. (Cameroon)
4,932 203,149
Gulfport Energy Corp. *
1,193 239,996
Hallador Energy Co. *
6,999 110,794
International Seaways, Inc.
3,240 118,195
Kinetik Holdings, Inc., Class A
4,112 181,134
NextDecade Corp. *
8,726 77,749
Northern Oil & Gas, Inc.
5,616 159,214
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 2.3% (continued)
PBF Energy, Inc., Class A
3,284 71,164
Sable Offshore Corp. *
6,639 145,925
Scorpio Tankers, Inc. (Monaco)
2,310 90,390
Uranium Energy Corp. *
15,891 108,059
2,938,137
Total Energy 4,076,637
Financials - 25 .1%
Banks - 15 .3%
1st Source Corp.
1,035 64,242
ACNB Corp.
1,257 53,850
Amalgamated Financial Corp.
5,843 182,302
Ameris Bancorp
1,595 103,197
Associated Banc-Corp.
1,569 38,268
Axos Financial, Inc. *
3,332 253,365
BancFirst Corp.
2,060 254,657
Bancorp, Inc. (The) *
8,913 507,774
Bank First Corp.
1,404 165,181
Bank of Hawaii Corp.
3,518 237,571
Bank of Marin Bancorp
7,027 160,497
BankUnited, Inc.
8,062 286,927
Banner Corp.
3,168 203,227
Bar Harbor Bankshares
2,770 82,989
BayCom Corp.
2,734 75,759
Berkshire Hills Bancorp, Inc.
6,641 166,291
Bridgewater Bancshares, Inc. *
3,108 49,448
Business First Bancshares, Inc.
5,430 133,850
Byline Bancorp, Inc.
2,055 54,930
Cadence Bank
8,249 263,803
Camden National Corp.
3,688 149,659
Capital Bancorp, Inc.
3,763 126,362
Capital City Bank Group, Inc.
3,432 135,049
Capitol Federal Financial, Inc.
18,237 111,246
Carter Bankshares, Inc. *
2,113 36,639
Cathay General Bancorp
1,570 71,482
Central Pacific Financial Corp.
7,750 217,233
Chemung Financial Corp.
832 40,327
Civista Bancshares, Inc.
4,878 113,170
CNB Financial Corp.
2,071 47,343
Coastal Financial Corp. *
4,390 425,259
Colony Bankcorp, Inc.
6,180 101,785
Community Financial System, Inc.
2,483 141,208
Community Trust Bancorp, Inc.
2,949 156,061
ConnectOne Bancorp, Inc.
3,780 87,545
Customers Bancorp, Inc. *
689 40,472
CVB Financial Corp.
10,061 199,107
Dime Community Bancshares, Inc.
4,465 120,287
Eastern Bankshares, Inc.
9,810 149,799
Enterprise Financial Services Corp.
4,611 254,066
Equity Bancshares, Inc., Class A
3,933 160,466
Esquire Financial Holdings, Inc.
4,882 462,130
Farmers National Banc Corp.
2,616 36,075
FB Financial Corp.
2,268 102,740
Financial Institutions, Inc.
6,081 156,160

Schedule of Investments
June 30, 2025 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - 15.3% (continued)
First Bancorp
3,683 162,383
First BanCorp
7,972 166,057
First Business Financial Services,
Inc. 2,166 109,730
First Commonwealth Financial Corp.
6,642 107,800
First Community Bankshares, Inc.
3,807 149,120
First Financial Bankshares, Inc.
2,427 87,323
First Financial Corp.
2,327 126,100
First Financial Northwest, Inc. (2)*
1,568 1,662
First Interstate BancSystem, Inc.,
Class A 1,271 36,630
First Merchants Corp.
2,598 99,503
First Mid Bancshares, Inc.
4,762 178,527
Five Star Bancorp
1,252 35,732
Flagstar Financial, Inc.
28,760 304,856
Fulton Financial Corp.
9,368 168,999
German American Bancorp, Inc.
3,296 126,929
Glacier Bancorp, Inc.
2,912 125,449
Great Southern Bancorp, Inc.
612 35,973
Guaranty Bancshares, Inc.
2,294 97,357
Hancock Whitney Corp.
3,169 181,901
Hanmi Financial Corp.
7,644 188,654
HBT Financial, Inc.
1,456 36,706
Heritage Commerce Corp.
10,629 105,546
Heritage Financial Corp.
9,164 218,470
Hingham Institution For Savings The
238 59,107
Home Bancorp, Inc.
1,531 79,275
Home BancShares, Inc.
9,355 266,243
HomeTrust Bancshares, Inc.
3,715 138,978
Horizon Bancorp, Inc.
14,176 218,027
Independent Bank Corp.
3,301 207,583
Independent Bank Corp.
8,047 260,803
International Bancshares Corp.
2,453 163,272
Kearny Financial Corp.
13,788 89,071
Lakeland Financial Corp.
3,172 194,919
Mercantile Bank Corp.
5,027 233,303
Metropolitan Bank Holding Corp. *
1,902 133,140
Mid Penn Bancorp, Inc.
2,402 67,736
MidWestOne Financial Group, Inc.
5,560 159,961
NB Bancorp, Inc. *
3,372 60,224
NBT Bancorp, Inc.
1,089 45,248
Nicolet Bankshares, Inc.
1,650 203,742
Northeast Bank
3,013 268,127
Northeast Community Bancorp, Inc.
2,569 59,716
Northfield Bancorp, Inc.
10,775 123,697
Northrim Bancorp, Inc.
2,135 199,110
Northwest Bancshares, Inc.
14,802 189,170
OceanFirst Financial Corp.
2,600 45,786
OFG Bancorp
1,958 83,802
Old National Bancorp
17,405 371,423
Old Second Bancorp, Inc.
4,972 88,203
Orrstown Financial Services, Inc.
6,081 193,558
Park National Corp.
739 123,605
Pathward Financial, Inc.
1,820 143,998
Peapack-Gladstone Financial Corp.
3,636 102,717
INVESTMENTS SHARES VALUE ($)
Banks - 15.3% (continued)
Peoples Financial Services Corp.
1,485 73,314
Ponce Financial Group, Inc. *
6,327 87,566
Provident Financial Services, Inc.
9,028 158,261
QCR Holdings, Inc.
1,543 104,770
Renasant Corp.
2,665 95,753
Republic Bancorp, Inc., Class A
1,409 103,012
ServisFirst Bancshares, Inc.
3,608 279,656
Shore Bancshares, Inc.
9,856 154,936
Sierra Bancorp
3,383 100,441
Simmons First National Corp., Class
A 6,051 114,727
SmartFinancial, Inc.
2,586 87,355
South Plains Financial, Inc.
1,718 61,917
Southern Missouri Bancorp, Inc.
684 37,470
SouthState Corp.
6,536 601,508
Stock Yards Bancorp, Inc.
3,337 263,556
Texas Capital Bancshares, Inc. *
2,561 203,343
Third Coast Bancshares, Inc. *
1,968 64,295
Tompkins Financial Corp.
2,271 142,460
Towne Bank
5,886 201,184
Triumph Financial, Inc. *
2,953 162,740
TrustCo Bank Corp.
3,368 112,559
Trustmark Corp.
6,443 234,912
UMB Financial Corp.
4,314 453,660
United Bankshares, Inc.
957 34,864
United Community Banks, Inc.
3,602 107,304
Unity Bancorp, Inc.
2,442 114,969
Univest Financial Corp.
6,276 188,531
Valley National Bancorp
39,775 355,191
Veritex Holdings, Inc.
5,379 140,392
Washington Trust Bancorp, Inc.
2,912 82,351
WesBanco, Inc.
3,441 108,839
WSFS Financial Corp.
851 46,805
19,483,390
Capital Markets - 2 .8%
Acadian Asset Management, Inc.
8,653 304,932
Artisan Partners Asset Management,
Inc., Class A 1,872 82,986
BGC Group, Inc., Class A
29,338 300,128
Donnelley Financial Solutions, Inc. *
5,882 362,625
GCM Grosvenor, Inc., Class A
2,733 31,593
Hamilton Lane, Inc., Class A
3,770 535,792
Perella Weinberg Partners
4,172 81,020
Piper Sandler Cos.
919 255,427
PJT Partners, Inc., Class A
3,670 605,587
StepStone Group, Inc., Class A
6,602 366,411
StoneX Group, Inc. *
3,286 299,486
Victory Capital Holdings, Inc., Class
A 3,293 209,665
Virtus Investment Partners, Inc.
735 133,329
3,568,981

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Finance - 1 .7%
Atlanticus Holdings Corp. *
1,205 65,974
Bread Financial Holdings, Inc.
3,005 171,645
Dave, Inc. *
2,060 552,925
Enova International, Inc. *
1,584 176,648
FirstCash Holdings, Inc.
615 83,111
LendingClub Corp. *
3,357 40,385
Nelnet, Inc., Class A
1,866 226,010
OppFi, Inc.
22,449 314,061
Regional Management Corp.
1,265 36,951
Upstart Holdings, Inc. *
6,867 444,157
2,111,867
Financial Services - 2 .1%
Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 3,204 129,121
Cantaloupe, Inc. *
7,756 85,238
Enact Holdings, Inc.
1,042 38,710
EVERTEC, Inc.
1,379 49,713
Jackson Financial, Inc., Class A
4,964 440,754
Mr Cooper Group, Inc. *
1,625 242,466
NCR Atleos Corp. *
3,188 90,954
Payoneer Global, Inc. *
14,554 99,695
PennyMac Financial Services, Inc.
7,541 751,385
Priority Technology Holdings, Inc. *
11,922 92,753
Remitly Global, Inc. *
6,308 118,401
Sezzle, Inc. *
3,031 543,307
Walker & Dunlop, Inc.
572 40,315
2,722,812
Insurance - 3 .2%
American Coastal Insurance Corp.
7,814 86,892
Baldwin Insurance Group, Inc. (The)
* 6,319 270,516
CNO Financial Group, Inc.
18,395 709,679
Donegal Group, Inc., Class A
1,898 38,007
Genworth Financial, Inc., Class A *
37,888 294,769
Goosehead Insurance, Inc., Class A
2,401 253,330
Hamilton Insurance Group Ltd.,
Class B * 4,561 98,609
HCI Group, Inc.
1,342 204,252
Heritage Insurance Holdings, Inc. *
11,126 277,482
Hippo Holdings, Inc. *
4,407 123,088
Lemonade, Inc. *
5,352 234,471
Mercury General Corp.
580 39,057
Oscar Health, Inc., Class A *
3,961 84,924
Palomar Holdings, Inc. *
2,753 424,650
Root, Inc., Class A *
1,807 231,242
Selectquote, Inc. *
18,263 43,466
SiriusPoint Ltd. (Sweden) *
13,820 281,790
Skyward Specialty Insurance Group,
Inc. * 3,275 189,262
Tiptree, Inc.
2,089 49,259
Trupanion, Inc. *
1,233 68,247
United Fire Group, Inc.
1,213 34,813
INVESTMENTS SHARES VALUE ($)
Insurance - 3.2% (continued)
Universal Insurance Holdings, Inc.
3,417 94,753
4,132,558
Total Financials 32,019,608
Health Care - 14 .0%
Biotechnology - 7 .0%
ADMA Biologics, Inc. *
28,767 523,847
Akebia Therapeutics, Inc. *
40,514 147,471
Akero Therapeutics, Inc. *
6,264 334,247
Aldeyra Therapeutics, Inc. *
13,922 53,321
Alkermes plc *
7,667 219,353
Anavex Life Sciences Corp. *
8,550 78,831
Arcellx, Inc. *
3,495 230,146
Arcutis Biotherapeutics, Inc. *
13,175 184,713
Aurinia Pharmaceuticals, Inc.
(Canada) * 7,099 60,129
Avidity Biosciences, Inc. *
5,549 157,592
BioCryst Pharmaceuticals, Inc. *
18,662 167,212
Bridgebio Pharma, Inc. *
7,680 331,622
Candel Therapeutics, Inc. *
6,091 30,820
Capricor Therapeutics, Inc. *
5,858 58,170
Cardiff Oncology, Inc. *
10,425 32,839
CareDx, Inc. *
6,645 129,843
Catalyst Pharmaceuticals, Inc. *
11,276 244,689
Compass Therapeutics, Inc. *
27,520 71,552
Cytokinetics, Inc. *
2,660 87,886
Design Therapeutics, Inc. *
15,662 52,781
Halozyme Therapeutics, Inc. *
8,781 456,788
Insmed, Inc. *
13,832 1,392,052
Jasper Therapeutics, Inc. *
8,307 46,104
Kiniksa Pharmaceuticals
International plc * 3,803 105,229
Kodiak Sciences, Inc. *
15,436 57,576
Krystal Biotech, Inc. *
1,014 139,384
Madrigal Pharmaceuticals, Inc. *
1,286 389,195
MannKind Corp. *
38,031 142,236
Mirum Pharmaceuticals, Inc. *
4,280 217,809
Novavax, Inc. *
8,907 56,114
Nuvalent, Inc., Class A *
1,907 145,504
Organogenesis Holdings, Inc., Class
A * 11,843 43,345
PDL BioPharma, Inc. (3)*
34,242 1,079
Protagonist Therapeutics, Inc. *
4,557 251,865
PTC Therapeutics, Inc. *
6,143 300,024
Replimune Group, Inc. *
6,063 56,325
Revolution Medicines, Inc. *
3,786 139,287
Rhythm Pharmaceuticals, Inc. *
4,637 293,012
Rigel Pharmaceuticals, Inc. *
1,774 33,227
Scholar Rock Holding Corp. *
5,781 204,763
Soleno Therapeutics, Inc. *
2,152 180,295
Summit Therapeutics, Inc. *
11,974 254,807
Syndax Pharmaceuticals, Inc. *
3,057 28,629
TG Therapeutics, Inc. *
13,181 474,384
Travere Therapeutics, Inc. *
5,900 87,320
Vaxcyte, Inc. *
1,488 48,375

Schedule of Investments
June 30, 2025 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 7.0% (continued)
Vera Therapeutics, Inc. *
1,370 32,277
Veracyte, Inc. *
4,018 108,607
Vericel Corp. *
1,041 44,295
Zymeworks, Inc. *
2,812 35,291
8,962,262
Health Care Equipment & Supplies - 1 .6%
AngioDynamics, Inc. *
10,618 105,331
Artivion, Inc. *
5,184 161,222
AtriCure, Inc. *
2,484 81,401
Axogen, Inc. *
3,159 34,275
Bioventus, Inc., Class A *
11,987 79,354
Glaukos Corp. *
1,289 133,141
ICU Medical, Inc. *
550 72,683
Integer Holdings Corp. *
465 57,181
iRadimed Corp.
1,331 79,581
iRhythm Technologies, Inc. *
371 57,119
Lantheus Holdings, Inc. *
2,579 211,117
LeMaitre Vascular, Inc.
1,424 118,263
Merit Medical Systems, Inc. *
2,719 254,172
PROCEPT BioRobotics Corp. *
1,724 99,302
Pulse Biosciences, Inc. *
8,746 131,977
TransMedics Group, Inc. *
579 77,592
UFP Technologies, Inc. *
853 208,268
1,961,979
Health Care Providers & Services - 3 .2%
Addus HomeCare Corp. *
3,686 424,590
Alignment Healthcare, Inc. *
17,206 240,884
Aveanna Healthcare Holdings, Inc. *
14,498 75,825
BrightSpring Health Services, Inc. *
11,410 269,162
CorVel Corp. *
4,750 488,205
Ensign Group, Inc. (The)
1,791 276,280
GeneDx Holdings Corp. *
2,929 270,376
Guardant Health, Inc. *
9,698 504,684
HealthEquity, Inc. *
1,944 203,653
Hims & Hers Health, Inc. *
15,795 787,381
OPKO Health, Inc. *
66,111 87,267
Pediatrix Medical Group, Inc. *
6,650 95,427
Pennant Group, Inc. (The) *
3,071 91,669
RadNet, Inc. *
3,211 182,738
Select Medical Holdings Corp.
5,751 87,300
Talkspace, Inc. *
12,599 35,025
4,120,466
Health Care Technology - 0 .0% †
Phreesia, Inc. * 1,404 39,958
Life Sciences Tools & Services - 0 .4%
Adaptive Biotechnologies Corp. *
14,371 167,422
Niagen Bioscience, Inc. *
18,452 265,894
433,316
Pharmaceuticals - 1 .8%
Amneal Pharmaceuticals, Inc. *
34,270 277,244
Aquestive Therapeutics, Inc. *
11,235 37,188
Axsome Therapeutics, Inc. *
3,006 313,796
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 1.8% (continued)
Corcept Therapeutics, Inc. *
7,772 570,465
CorMedix, Inc. *
7,506 92,474
Harrow, Inc. *
3,385 103,378
Ligand Pharmaceuticals, Inc. *
1,017 115,613
Liquidia Corp. *
9,285 115,691
MediWound Ltd. (Israel) *
1,574 30,488
Omeros Corp. *
10,336 31,008
Phibro Animal Health Corp., Class A
1,729 44,159
Prestige Consumer Healthcare,
Inc. * 2,055 164,092
Tarsus Pharmaceuticals, Inc. *
4,063 164,592
Trevi Therapeutics, Inc. *
16,785 91,814
WaVe Life Sciences Ltd. *
8,881 57,726
Xeris Biopharma Holdings, Inc. *
12,541 58,566
Zevra Therapeutics, Inc. *
4,612 40,632
2,308,926
Total Health Care 17,826,907
Industrials - 17 .5%
Aerospace & Defense - 3 .2%
AeroVironment, Inc. *
486 138,486
Archer Aviation, Inc., Class A *
36,364 394,549
Astronics Corp. *
1,608 53,836
Byrna Technologies, Inc. *
5,365 165,671
Intuitive Machines, Inc. *
17,193 186,888
Kratos Defense & Security
Solutions, Inc. * 10,742 498,966
Leonardo DRS, Inc.
14,731 684,697
Mercury Systems, Inc. *
5,365 288,959
Moog, Inc., Class A
838 151,653
Redwire Corp. *
10,329 168,363
Rocket Lab Corp. *
33,046 1,182,055
Triumph Group, Inc. *
6,422 165,366
4,079,489
Building Products - 1 .4%
CSW Industrials, Inc.
2,595 744,324
Gibraltar Industries, Inc. *
4,161 245,499
Griffon Corp.
2,883 208,642
UFP Industries, Inc.
5,252 521,839
1,720,304
Commercial Services & Supplies - 1 .4%
BrightView Holdings, Inc. *
6,368 106,027
Casella Waste Systems, Inc., Class
A * 2,553 294,565
CECO Environmental Corp. *
5,972 169,067
CoreCivic, Inc. *
9,462 199,365
GEO Group, Inc. (The) *
11,129 266,540
Interface, Inc., Class A
4,317 90,355
OPENLANE, Inc. *
4,285 104,768
Pitney Bowes, Inc.
25,919 282,776
UniFirst Corp.
704 132,507
VSE Corp.
1,397 182,979
1,828,949

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 3 .1%
Argan, Inc.
1,074 236,796
Construction Partners, Inc., Class
A * 7,244 769,892
Dycom Industries, Inc. *
1,149 280,804
Fluor Corp. *
953 48,860
Granite Construction, Inc.
1,721 160,931
IES Holdings, Inc. *
1,474 436,643
Limbach Holdings, Inc. *
2,965 415,397
MYR Group, Inc. *
1,385 251,308
Primoris Services Corp.
1,962 152,918
Sterling Infrastructure, Inc. *
4,170 962,144
Tutor Perini Corp. *
4,844 226,603
3,942,296
Electrical Equipment - 1 .4%
American Superconductor Corp. *
2,407 88,313
Amprius Technologies, Inc. *
12,448 52,406
Atkore, Inc.
1,098 77,464
Bloom Energy Corp., Class A *
13,572 324,642
NuScale Power Corp. *
21,657 856,751
Powell Industries, Inc.
1,195 251,488
Vicor Corp. *
2,105 95,483
1,746,547
Ground Transportation - 0 .4%
ArcBest Corp.
1,360 104,734
Covenant Logistics Group, Inc.,
Class A 11,440 275,818
Marten Transport Ltd.
5,403 70,185
450,737
Industrial Conglomerates - 0 .0% †
Brookfield Business Corp., Class A
(Canada) 1,516 47,299
Machinery - 2 .8%
Alamo Group, Inc.
530 115,741
Blue Bird Corp. *
1,743 75,228
Enerpac Tool Group Corp., Class A
2,323 94,221
Enpro, Inc.
227 43,482
ESCO Technologies, Inc.
635 121,838
Federal Signal Corp.
1,523 162,078
Franklin Electric Co., Inc.
2,799 251,182
Graham Corp. *
1,061 52,530
Greenbrier Cos., Inc. (The)
2,064 95,047
JBT Marel Corp.
1,830 220,076
Kadant, Inc.
1,653 524,745
Mueller Industries, Inc.
12,826 1,019,282
REV Group, Inc.
1,461 69,529
SPX Technologies, Inc. *
2,988 501,028
Watts Water Technologies, Inc.,
Class A 1,024 251,791
3,597,798
Marine Transportation - 0 .0% †
Matson, Inc. 423 47,101
INVESTMENTS SHARES VALUE ($)
Passenger Airlines - 0 .7%
Joby Aviation, Inc. *
12,090 127,549
SkyWest, Inc. *
7,069 727,895
855,444
Professional Services - 1 .6%
Barrett Business Services, Inc.
4,332 180,601
CBIZ, Inc. *
2,394 171,674
CRA International, Inc.
1,390 260,444
CSG Systems International, Inc.
976 63,743
ExlService Holdings, Inc. *
6,521 285,555
Exponent, Inc.
1,356 101,307
Huron Consulting Group, Inc. *
1,868 256,925
IBEX Holdings Ltd. *
2,095 60,964
Innodata, Inc. *
4,967 254,410
Planet Labs PBC *
14,053 85,723
Upwork, Inc. *
5,196 69,834
Verra Mobility Corp., Class A *
4,893 124,233
Willdan Group, Inc. *
2,252 140,772
2,056,185
Trading Companies & Distributors - 1 .5%
Applied Industrial Technologies, Inc.
3,908 908,415
BlueLinx Holdings, Inc. *
511 38,008
Boise Cascade Co.
3,371 292,670
GMS, Inc. *
1,350 146,812
Rush Enterprises, Inc., Class A
7,715 397,400
Xometry, Inc., Class A *
3,873 130,869
1,914,174
Total Industrials 22,286,323
Information Technology - 12 .8%
Communications Equipment - 0 .9%
ADTRAN Holdings, Inc. *
6,694 60,045
Applied Optoelectronics, Inc. *
6,750 173,408
Calix, Inc. *
5,862 311,800
CommScope Holding Co., Inc. *
32,868 272,147
Digi International, Inc. *
1,856 64,700
Extreme Networks, Inc. *
4,613 82,803
NETGEAR, Inc. *
3,011 87,530
Ribbon Communications, Inc. *
9,527 38,203
Viavi Solutions, Inc. *
9,460 95,262
1,185,898
Electronic Equipment, Instruments & Components - 2 .8%
Aeva Technologies, Inc. *
4,880 184,415
Arlo Technologies, Inc. *
8,873 150,486
Badger Meter, Inc.
3,605 883,045
Belden, Inc.
888 102,830
Daktronics, Inc. *
11,010 166,471
Fabrinet (Thailand) *
616 181,523
FARO Technologies, Inc. *
2,272 99,786
Insight Enterprises, Inc. *
1,123 155,070
Itron, Inc. *
2,870 377,778
Mirion Technologies, Inc. *
12,040 259,221
Novanta, Inc. *
1,513 195,071

Schedule of Investments
June 30, 2025 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 2.8%
(continued)
OSI Systems, Inc. *
649 145,934
Ouster, Inc. *
5,527 134,030
PAR Technology Corp. *
1,138 78,943
PC Connection, Inc.
1,848 121,561
Plexus Corp. *
599 81,051
Richardson Electronics Ltd.
3,790 36,574
Sanmina Corp. *
502 49,111
TTM Technologies, Inc. *
3,266 133,318
3,536,218
IT Services - 0 .3%
Applied Digital Corp. *
16,831 169,488
BigBear.ai Holdings, Inc. *
24,313 165,085
Hackett Group, Inc. (The)
1,917 48,730
383,303
Semiconductors & Semiconductor Equipment - 1 .8%
Axcelis Technologies, Inc. *
1,917 133,596
Credo Technology Group Holding
Ltd. * 11,446 1,059,785
Diodes, Inc. *
1,023 54,107
FormFactor, Inc. *
3,422 117,751
PDF Solutions, Inc. *
2,645 56,550
Rambus, Inc. *
3,205 205,184
Rigetti Computing, Inc. *
24,327 288,518
Semtech Corp. *
1,548 69,877
SiTime Corp. *
1,074 228,848
Veeco Instruments, Inc. *
6,929 140,797
2,355,013
Software - 6 .4%
A10 Networks, Inc.
14,183 274,441
ACI Worldwide, Inc. *
9,591 440,323
Adeia, Inc.
3,154 44,598
Agilysys, Inc. *
433 49,639
Alkami Technology, Inc. *
2,875 86,653
Arteris, Inc. *
5,030 47,936
Asana, Inc., Class A *
2,258 30,483
Aurora Innovation, Inc. *
111,275 583,081
AvePoint, Inc. *
17,175 331,649
Blend Labs, Inc., Class A *
44,807 147,863
Box, Inc., Class A *
7,275 248,587
Cerence, Inc. *
4,954 50,580
Cleanspark, Inc. *
4,767 52,580
Clear Secure, Inc., Class A
4,964 137,801
Clearwater Analytics Holdings, Inc.,
Class A * 14,725 322,919
Commvault Systems, Inc. *
3,932 685,466
Consensus Cloud Solutions, Inc. *
2,475 57,074
Core Scientific, Inc. *
29,630 505,784
Digital Turbine, Inc. *
20,370 120,183
D-Wave Quantum, Inc. (Canada) *
27,139 397,315
Hut 8 Corp. (Canada) *
7,294 135,668
Intapp, Inc. *
1,148 59,260
InterDigital, Inc.
2,370 531,425
INVESTMENTS SHARES VALUE ($)
Software - 6.4% (continued)
Kaltura, Inc. *
33,435 67,204
NextNav, Inc. *
17,489 265,833
Olo, Inc., Class A *
7,542 67,124
OneSpan, Inc.
2,076 34,648
Ooma, Inc. *
3,626 46,775
Porch Group, Inc. *
24,161 284,858
Q2 Holdings, Inc. *
5,448 509,878
Red Violet, Inc.
2,642 129,986
ReposiTrak, Inc.
2,469 48,516
SoundHound AI, Inc. *
34,280 367,824
SPS Commerce, Inc. *
3,287 447,328
Terawulf, Inc. *
19,340 84,709
Varonis Systems, Inc., Class B *
2,062 104,647
Vertex, Inc., Class A *
824 29,116
Viant Technology, Inc., Class A *
8,287 109,637
Zeta Global Holdings Corp., Class
A * 9,844 152,484
8,091,875
Technology Hardware, Storage & Peripherals - 0 .6%
CompoSecure, Inc., Class A *
4,181 58,910
IonQ, Inc. *
16,645 715,236
774,146
Total Information Technology 16,326,453
Materials - 2 .6%
Chemicals - 0 .8%
ASP Isotopes, Inc. *
12,200 89,792
Hawkins, Inc.
5,060 719,026
Perimeter Solutions, Inc. *
3,179 44,252
PureCycle Technologies, Inc. *
11,047 151,344
1,004,414
Construction Materials - 0 .1%
United States Lime & Minerals, Inc. 1,944 194,011
Metals & Mining - 1 .7%
Carpenter Technology Corp.
4,819 1,331,875
Coeur Mining, Inc. *
39,075 346,205
Hecla Mining Co.
14,091 84,405
Perpetua Resources Corp. *
10,979 133,285
Ryerson Holding Corp.
2,111 45,534
SSR Mining, Inc. (Canada) *
14,305 182,246
Warrior Met Coal, Inc.
775 35,518
2,159,068
Total Materials 3,357,493
Real Estate - 3 .8%
Diversified REITs - 0 .2%
CTO Realty Growth, Inc., REIT
2,076 35,832
Essential Properties Realty Trust,
Inc., REIT 3,494 111,493
Global Net Lease, Inc., REIT
5,281 39,872
187,197

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care REITs - 1 .3%
American Healthcare REIT, Inc.,
REIT 17,075 627,335
CareTrust REIT, Inc., REIT
8,749 267,719
Diversified Healthcare Trust, REIT
28,301 101,318
National Health Investors, Inc., REIT
3,417 239,600
Sabra Health Care REIT, Inc., REIT
22,415 413,333
Strawberry Fields REIT, Inc., REIT
3,357 35,383
1,684,688
Hotel & Resort REITs - 0 .0% †
Ryman Hospitality Properties, Inc.,
REIT 371 36,606
Industrial REITs - 0 .1%
Terreno Realty Corp., REIT 2,183 122,401
Office REITs - 0 .5%
COPT Defense Properties, REIT
4,096 112,968
Douglas Emmett, Inc., REIT
11,326 170,343
NET Lease Office Properties, REIT *
1,089 35,447
Piedmont Realty Trust, Inc., Class
A, REIT 12,875 93,859
SL Green Realty Corp., REIT
4,455 275,764
688,381
Real Estate Management & Development - 0 .6%
Compass, Inc., Class A *
40,310 253,147
St Joe Co. (The)
10,404 496,271
749,418
Residential REITs - 0 .2%
Elme Communities, REIT
4,011 63,775
Independence Realty Trust, Inc.,
REIT 6,164 109,041
NexPoint Residential Trust, Inc.,
REIT 1,545 51,479
224,295
Retail REITs - 0 .8%
Acadia Realty Trust, REIT
9,833 182,599
CBL & Associates Properties, Inc.,
REIT 4,025 102,195
Tanger, Inc., REIT
19,764 604,383
Urban Edge Properties, REIT
5,202 97,069
986,246
Specialized REITs - 0 .1%
Four Corners Property Trust, Inc.,
REIT 2,240 60,278
Uniti Group, Inc., REIT *
21,489 92,833
153,111
Total Real Estate 4,832,343
INVESTMENTS SHARES VALUE ($)
Utilities - 2 .0%
Electric Utilities - 0 .4%
ALLETE, Inc.
1,289 82,586
MGE Energy, Inc.
1,552 137,259
TXNM Energy, Inc.
5,272 296,919
516,764
Gas Utilities - 1 .1%
Brookfield Infrastructure Corp.,
Class A (Canada) 7,160 297,856
Chesapeake Utilities Corp.
1,984 238,516
Northwest Natural Holding Co.
4,351 172,822
ONE Gas, Inc.
2,759 198,262
Spire, Inc.
7,027 512,901
1,420,357
Multi-Utilities - 0 .4%
Avista Corp.
6,727 255,290
Black Hills Corp.
1,601 89,816
Northwestern Energy Group, Inc.
3,131 160,620
505,726
Water Utilities - 0 .1%
Middlesex Water Co. 1,327 71,897
Total Utilities 2,514,744
TOTAL COMMON STOCKS
(Cost $68,856,399) 119,368,761
SHORT-TERM INVESTMENTS - 5.9%
INVESTMENT COMPANIES - 5 .9%
Limited Purpose Cash Investment
Fund, 4.33% (b)
(Cost $7,492,470) 7,495,446 7,493,197
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $76,348,869) 126,861,958
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4% ‡ 554,969
NET ASSETS - 100.0% 127,416,927

Schedule of Investments
June 30, 2025 (Unaudited)
AQR SMALL CAP MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 3,600,920 2 .8%
Consumer Discretionary 8,996,134 7 .1
Consumer Staples 3,531,199 2 .8
Energy 4,076,637 3 .2
Financials 32,019,608 25 .1
Health Care 17,826,907 14 .0
Industrials 22,286,323 17 .5
Information Technology 16,326,453 12 .8
Materials 3,357,493 2 .6
Real Estate 4,832,343 3 .8
Utilities 2,514,744 2 .0
Investment Companies 7,493,197 5 .9
Total Investments In Securities
At Value 126,861,958 99 .6
Other Assets in Excess of
Liabilities ‡ 554,969 0 .4
Net Assets
$ 127,416,927 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2025 amounted to $35,413 of investment in securities, which represents 0.03% of net assets of the Fund.
(b) Represents 7-day effective yield as of June 30, 2025.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 63 9/2025 USD $ 6,903,855 $ 179,684
Net unrealized appreciation $ 179,684

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.2%
Australia - 4 .9%
Aristocrat Leisure Ltd. 7,783 333,461
Brambles Ltd. 28,352 437,863
Coles Group Ltd. 42,858 587,674
Commonwealth Bank of Australia 23,346 2,841,401
Computershare Ltd. 14,054 368,694
Goodman Group, REIT 35,291 795,622
Northern Star Resources Ltd. 28,333 349,973
Pro Medicus Ltd. 2,631 492,351
Qantas Airways Ltd. 33,851 239,143
QBE Insurance Group Ltd. 13,889 213,878
REA Group Ltd. 5,051 799,871
SGH Ltd. 6,293 224,120
Suncorp Group Ltd. 24,821 353,740
Telstra Group Ltd. 89,499 285,379
Wesfarmers Ltd. 2,036 113,624
Westpac Banking Corp. 67,184 1,497,298
WiseTech Global Ltd. 2,326 166,811
10,100,903
Austria - 0 .3%
Erste Group Bank AG 6,270 533,736
Belgium - 0 .3%
Ageas SA/NV 1,769 119,669
KBC Group NV 871 89,896
UCB SA 2,097 412,600
622,165
Brazil - 0 .4%
Wheaton Precious Metals Corp. (1) 8,635 776,532
Canada - 15 .1%
Agnico Eagle Mines Ltd. (1) 10,914 1,300,303
AltaGas Ltd. (1) 16,628 482,691
Barrick Mining Corp. (1) 25,069 521,906
Brookfield Asset Management Ltd.,
Class A (1) 9,670 535,214
Brookfield Corp., Class A (1) 25,606 1,584,780
Brookfield Renewable Corp. (1) 5,943 194,776
CAE, Inc. (1)* 4,450 130,420
Cameco Corp. (1) 1,378 102,337
Canadian Imperial Bank of
Commerce (1) 19,739 1,401,117
Canadian Pacific Kansas City Ltd.
(1) 6,204 492,858
Canadian Utilities Ltd., Class A (1) 18,408 509,354
Celestica, Inc. (1)* 3,144 491,219
Constellation Software, Inc. (1) 638 2,339,388
Dollarama, Inc. (1) 8,369 1,179,189
Emera, Inc. (1) 21,989 1,007,288
Empire Co. Ltd., Class A (1) 7,296 302,770
Fairfax Financial Holdings Ltd. (1) 781 1,409,729
Fortis, Inc. (1) 14,222 679,063
Franco-Nevada Corp. (1) 1,317 216,223
George Weston Ltd. (1) 3,794 760,917
Great-West Lifeco, Inc. (1) 10,539 400,819
Hydro One Ltd. (1)(a) 12,421 447,585
iA Financial Corp., Inc. (1) 3,485 382,064
Imperial Oil Ltd. (1) 4,106 326,188
Intact Financial Corp. (1) 5,158 1,199,398
INVESTMENTS SHARES VALUE ($)
Canada - 15.1% (continued)
Kinross Gold Corp. (1) 57,476 898,175
Loblaw Cos. Ltd. (1) 354 58,556
Lumine Group, Inc. (1)*(b) 2,271 79,766
Manulife Financial Corp. (1) 19,149 612,262
Metro, Inc., Class A (1) 1,865 146,502
Pan American Silver Corp. (1) 8,080 229,272
Power Corp. of Canada (1) 17,410 680,035
Royal Bank of Canada (1) 17,773 2,342,369
Shopify, Inc., Class A (1)* 20,506 2,365,098
TC Energy Corp. (1) 4,161 203,138
Teck Resources Ltd., Class B (1) 4,057 164,068
Thomson Reuters Corp. (1) 12,893 2,592,706
TMX Group Ltd. (1) 12,813 543,100
Toronto-Dominion Bank (The) (1) 3,074 226,100
WSP Global, Inc. (1) 9,122 1,860,707
31,399,450
China - 1 .0%
BOC Hong Kong Holdings Ltd. 197,500 859,765
Prosus NV 17,683 992,131
SITC International Holdings Co.
Ltd. (1) 85,000 272,327
2,124,223
Denmark - 1 .3%
Danske Bank A/S 41,446 1,692,813
DSV A/S 2,592 621,702
Pandora A/S 1,959 345,167
2,659,682
Finland - 0 .9%
Fortum OYJ 13,987 262,281
Kesko OYJ, Class B 14,091 347,543
Nokia OYJ 44,668 231,766
Orion OYJ, Class B 9,516 715,922
Wartsila OYJ Abp 10,398 245,750
1,803,262
France - 6 .3%
Accor SA 17,221 902,526
Air Liquide SA 3,379 696,754
Alstom SA * 2,669 62,297
AXA SA 11,551 567,212
Bureau Veritas SA 5,792 197,694
Credit Agricole SA 19,138 362,058
Danone SA 11,895 973,289
Dassault Aviation SA 377 133,297
Engie SA 36,040 847,041
EssilorLuxottica SA 1,847 507,172
Hermes International SCA 617 1,672,605
Klepierre SA, REIT 5,935 234,666
Legrand SA 2,537 340,030
L'Oreal SA 1,984 849,853
Orange SA 86,066 1,310,629
Safran SA 5,146 1,678,236
Societe Generale SA 20,239 1,157,756
Thales SA 2,157 636,907
13,130,022

Schedule of Investments
June 30, 2025 (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 13 .5%
Allianz SE (Registered) 5,824 2,363,575
Commerzbank AG 42,785 1,348,285
CTS Eventim AG & Co. KGaA 1,474 183,293
Deutsche Bank AG (Registered) 36,351 1,077,641
Deutsche Boerse AG 2,207 721,004
Deutsche Telekom AG (Registered) 76,140 2,786,998
E.ON SE 24,016 442,510
Fresenius Medical Care AG 5,327 306,064
Hannover Rueck SE 2,710 853,957
Heidelberg Materials AG 2,087 491,482
MTU Aero Engines AG 463 205,689
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 5,817 3,777,179
Nemetschek SE 512 74,236
Rheinmetall AG 1,047 2,217,230
RWE AG 3,865 161,511
SAP SE 15,940 4,874,125
Scout24 SE (a) 5,414 747,396
Siemens AG (Registered) 6,260 1,607,932
Siemens Energy AG * 20,262 2,368,241
Talanx AG 9,912 1,285,009
Zalando SE *(a) 3,134 103,414
27,996,771
Hong Kong - 0 .8%
Hong Kong Exchanges & Clearing
Ltd. 17,100 919,750
Techtronic Industries Co. Ltd. 25,361 279,833
WH Group Ltd. (a) 427,000 411,539
1,611,122
Italy - 5 .1%
BPER Banca SpA 37,500 340,360
Coca-Cola HBC AG 6,152 321,397
Ferrari NV 1,845 903,886
Generali 21,586 767,847
Intesa Sanpaolo SpA 425,117 2,448,848
Leonardo SpA 22,059 1,244,720
Poste Italiane SpA (a) 28,493 612,197
Prysmian SpA 3,657 258,913
UniCredit SpA 46,696 3,132,526
Unipol Assicurazioni SpA 30,174 597,589
10,628,283
Japan - 13 .4%
Advantest Corp. 6,332 469,398
Asics Corp. 21,300 543,158
Bandai Namco Holdings, Inc. 12,477 447,166
Capcom Co. Ltd. 6,700 228,815
Chugai Pharmaceutical Co. Ltd. 19,069 995,742
Daiichi Sankyo Co. Ltd. 6,106 141,464
Daikin Industries Ltd. 874 102,593
Fast Retailing Co. Ltd. 1,056 362,065
Fujikura Ltd. 7,600 399,801
Fujitsu Ltd. 41,080 996,575
Hikari Tsushin, Inc. 595 175,684
Hitachi Ltd. 89,305 2,595,593
Hoya Corp. 2,187 259,733
ITOCHU Corp. 20,729 1,085,474
INVESTMENTS SHARES VALUE ($)
Japan - 13.4% (continued)
Japan Tobacco, Inc. 5,898 173,752
Keyence Corp. 310 123,947
Konami Group Corp. 4,507 712,565
LY Corp. 70,900 261,097
Mitsubishi Corp. 8,956 178,958
Mitsubishi HC Capital, Inc. 42,915 315,971
Mitsubishi Heavy Industries Ltd. 84,120 2,105,053
Mitsui OSK Lines Ltd. 3,936 131,461
Mizuho Financial Group, Inc. 38,561 1,070,451
MonotaRO Co. Ltd. 18,200 358,283
MS&AD Insurance Group
Holdings, Inc. 24,800 554,419
Nintendo Co. Ltd. 14,200 1,363,624
Nippon Yusen KK 13,801 496,490
Nitori Holdings Co. Ltd. 2,107 202,799
Nomura Research Institute Ltd. 15,822 632,839
Obayashi Corp. 17,900 271,218
Obic Co. Ltd. 19,115 743,288
Oracle Corp. Japan 2,000 238,381
Pan Pacific International Holdings
Corp. 3,500 120,383
Panasonic Holdings Corp. 21,000 224,686
Recruit Holdings Co. Ltd. 16,418 965,487
Resona Holdings, Inc. 94,450 872,323
SCSK Corp. 2,000 60,255
Shimadzu Corp. 7,309 180,700
Sompo Holdings, Inc. 18,900 569,548
Sony Group Corp. 91,960 2,390,991
Sumitomo Mitsui Financial Group,
Inc. 51,363 1,293,370
Terumo Corp. 10,414 191,116
TIS, Inc. 11,800 395,414
Toho Co. Ltd. 7,500 442,469
Tokio Marine Holdings, Inc. 5,200 220,381
Tokyo Gas Co. Ltd. 9,200 306,011
TOPPAN Holdings, Inc. 2,300 62,484
Toray Industries, Inc. 11,700 80,089
Trend Micro, Inc. 5,000 345,829
Zensho Holdings Co. Ltd. 3,200 193,684
ZOZO, Inc. 13,000 140,461
27,793,538
Netherlands - 3 .1%
ABN AMRO Bank NV, CVA (a) 16,205 442,493
Adyen NV *(a) 454 833,788
Argenx SE * 845 467,778
Euronext NV (a) 5,922 1,014,687
Koninklijke Ahold Delhaize NV 26,049 1,087,974
Koninklijke KPN NV 14,059 68,582
Koninklijke Philips NV 2,497 59,959
NN Group NV 11,208 745,770
Wolters Kluwer NV 10,304 1,723,222
6,444,253
New Zealand - 0 .2%
Xero Ltd. * 3,309 391,552

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Norway - 1 .0%
Kongsberg Gruppen ASA (1) 30,520 1,183,478
Orkla ASA 40,107 436,825
Telenor ASA 25,967 404,363
2,024,666
Singapore - 2 .0%
DBS Group Holdings Ltd. 45,243 1,597,172
Oversea-Chinese Banking Corp.
Ltd. 28,300 362,900
Singapore Exchange Ltd. 35,000 409,823
Singapore Technologies
Engineering Ltd. 74,700 458,037
Singapore Telecommunications
Ltd. 275,900 831,780
United Overseas Bank Ltd. 20,200 571,735
4,231,447
South Africa - 0 .0% †
Valterra Platinum Ltd. (1)* 740 32,504
Spain - 3 .0%
ACS Actividades de Construccion
y Servicios SA 12,350 858,419
Aena SME SA (a) 6,920 184,721
Amadeus IT Group SA 2,062 174,204
Banco Bilbao Vizcaya Argentaria
SA 22,251 342,627
Banco Santander SA 111,285 921,538
CaixaBank SA 79,725 690,802
Endesa SA (1) 33,961 1,075,717
Grifols SA * 4,942 60,302
Iberdrola SA 77,668 1,494,179
Industria de Diseno Textil SA 1,977 103,134
Redeia Corp. SA 16,255 347,820
6,253,463
Sweden - 2 .1%
Hexagon AB, Class B 96,475 972,429
Investor AB, Class B 32,028 949,098
Saab AB, Class B 12,204 682,366
Securitas AB, Class B 21,197 317,369
Tele2 AB, Class B 51,149 746,643
Telefonaktiebolaget LM Ericsson,
Class B 49,165 420,131
Telia Co. AB 79,739 286,807
4,374,843
Switzerland - 3 .4%
ABB Ltd. (Registered) 15,847 949,692
Baloise Holding AG (Registered) 527 124,294
Chocoladefabriken Lindt &
Spruengli AG 14 235,950
Galderma Group AG 2,088 303,503
Geberit AG (Registered) 236 185,861
Givaudan SA (Registered) 101 489,802
Helvetia Holding AG (Registered) 2,623 615,818
Lonza Group AG (Registered) 986 705,151
Partners Group Holding AG 1,115 1,458,785
Sandoz Group AG 6,937 380,171
Swiss Life Holding AG (Registered) 311 314,845
Swiss Prime Site AG (Registered) 1,235 185,403
INVESTMENTS SHARES VALUE ($)
Switzerland - 3.4% (continued)
UBS Group AG (Registered) 4,742 160,999
Zurich Insurance Group AG 1,355 948,125
7,058,399
United Kingdom - 8 .6%
3i Group plc 19,506 1,103,888
Admiral Group plc 1,274 57,211
Ashtead Group plc 5,509 353,270
BAE Systems plc 25,065 650,509
Barclays plc 241,087 1,114,008
British American Tobacco plc 34,047 1,618,811
BT Group plc 254,839 678,566
Bunzl plc 7,883 251,204
Compass Group plc 21,313 721,914
Halma plc 8,900 391,192
Hikma Pharmaceuticals plc 5,236 142,885
HSBC Holdings plc 210,036 2,540,636
Imperial Brands plc 25,726 1,016,439
InterContinental Hotels Group plc 4,832 552,468
London Stock Exchange Group plc 7,495 1,096,123
Marks & Spencer Group plc 52,416 255,110
NatWest Group plc 150,718 1,058,486
Next plc 2,173 371,135
Pearson plc 19,693 290,098
Rolls-Royce Holdings plc 192,420 2,550,073
SSE plc 3,616 91,051
Standard Chartered plc 34,264 567,019
Tesco plc 11,044 60,891
Unilever plc 5,086 310,380
17,843,367
United States - 8 .4%
Amrize Ltd. (1)* 3,712 185,167
CSL Ltd. 2,954 466,616
Experian plc 4,463 230,140
Ferrovial SE 5,734 305,867
GFL Environmental, Inc. (1) 6,401 323,117
Haleon plc 79,649 409,367
Holcim AG 3,712 275,650
Jackson Financial, Inc., Class A (1) 223 19,800
Roche Holding AG 11,897 3,883,417
Sanofi SA 4,220 408,554
Schneider Electric SE 5,190 1,393,437
Shell plc 256,683 8,955,555
Swiss Re AG 2,827 489,035
17,345,722
Zambia - 0 .1%
First Quantum Minerals Ltd. (1)* 10,341 183,697
TOTAL COMMON STOCKS
(Cost $117,965,168) 197,363,602
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 758 –

Schedule of Investments
June 30, 2025 (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 4.5%
INVESTMENT COMPANIES - 4 .5%
Limited Purpose Cash Investment
Fund, 4.33% (1)(c)
(Cost $9,274,727) 9,278,428 9,275,645
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $127,239,895) 206,639,247
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% ‡ 708,542
NET ASSETS - 100.0% 207,347,789
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 12,138,877 5 .9%
Consumer Discretionary 13,384,345 6 .5
Consumer Staples 9,956,172 4 .8
Energy 9,587,218 4 .6
Financials 67,299,942 32 .5
Health Care 11,309,869 5 .5
Industrials 40,246,670 19 .4
Information Technology 16,984,340 8 .2
Materials 6,891,597 3 .2
Real Estate 1,215,691 0 .6
Utilities 8,348,881 4 .0
Investment Companies 9,275,645 4 .5
Total Investments In Securities
At Value 206,639,247 99 .7
Other Assets in Excess of
Liabilities ‡ 708,542 0 .3
Net Assets
$ 207,347,789 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2025 amounted to $4,797,820 of investment in securities, which represents 2.31% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2025 amounted to $79,766 of investment in securities, which represents 0.04% of net assets of the Fund.
(c) Represents 7-day effective yield as of June 30, 2025.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 60 9/2025 USD $ 8,045,100 $ 91,215
Net unrealized appreciation $ 91,215

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.8%
Communication Services - 9 .4%
Diversified Telecommunication Services - 1 .8%
AT&T, Inc.
1,126,527 32,601,692
Verizon Communications, Inc.
128,379 5,554,959
38,156,651
Entertainment - 4 .1%
Electronic Arts, Inc.
198,982 31,777,425
Netflix, Inc. *
11,306 15,140,204
ROBLOX Corp., Class A *
17,723 1,864,460
Spotify Technology SA *
40,673 31,210,020
Walt Disney Co. (The)
37,199 4,613,048
84,605,157
Interactive Media & Services - 2 .3%
Alphabet, Inc., Class A
151,507 26,700,078
Meta Platforms, Inc., Class A
29,977 22,125,724
48,825,802
Media - 0 .1%
Fox Corp., Class A 25,954 1,454,462
Wireless Telecommunication Services - 1 .1%
T-Mobile US, Inc. 95,241 22,692,121
Total Communication Services 195,734,193
Consumer Discretionary - 5 .9%
Broadline Retail - 0 .1%
Dillard's, Inc., Class A 6,388 2,669,098
Diversified Consumer Services - 0 .1%
Grand Canyon Education, Inc. * 16,137 3,049,893
Hotels, Restaurants & Leisure - 2 .0%
Airbnb, Inc., Class A *
76,862 10,171,917
Booking Holdings, Inc.
3,025 17,512,451
Chipotle Mexican Grill, Inc., Class
A * 12,280 689,522
DoorDash, Inc., Class A *
13,233 3,262,067
McDonald's Corp.
15,197 4,440,107
Texas Roadhouse, Inc., Class A
29,387 5,507,418
41,583,482
Household Durables - 0 .5%
Garmin Ltd. 45,884 9,576,908
Specialty Retail - 2 .8%
AutoZone, Inc. *
5,656 20,996,373
Murphy USA, Inc.
19,547 7,951,719
O'Reilly Automotive, Inc. *
332,805 29,995,715
58,943,807
Textiles, Apparel & Luxury Goods - 0 .4%
Deckers Outdoor Corp. * 75,597 7,791,783
Total Consumer Discretionary 123,614,971
INVESTMENTS SHARES VALUE ($)
Consumer Staples - 15 .3%
Beverages - 3 .6%
Coca-Cola Co. (The)
416,951 29,499,283
Molson Coors Beverage Co., Class
B 40,829 1,963,467
Monster Beverage Corp. *
307,811 19,281,281
PepsiCo, Inc.
189,710 25,049,308
75,793,339
Consumer Staples Distribution & Retail - 4 .4%
Casey's General Stores, Inc.
7,553 3,854,069
Costco Wholesale Corp.
28,243 27,958,876
Kroger Co. (The)
431,654 30,962,541
Walmart, Inc.
305,711 29,892,422
92,667,908
Food Products - 3 .0%
General Mills, Inc.
252,891 13,102,282
Hershey Co. (The)
67,398 11,184,698
Hormel Foods Corp.
26,163 791,431
Ingredion, Inc.
18,516 2,511,140
Kraft Heinz Co. (The)
312,207 8,061,185
Mondelez International, Inc., Class A
242,163 16,331,473
Pilgrim's Pride Corp.
153,796 6,917,744
Tyson Foods, Inc., Class A
61,882 3,461,679
62,361,632
Household Products - 3 .6%
Church & Dwight Co., Inc.
256,043 24,608,293
Colgate-Palmolive Co.
247,295 22,479,115
Kimberly-Clark Corp.
6,117 788,603
Procter & Gamble Co. (The)
171,987 27,400,969
75,276,980
Tobacco - 0 .7%
Philip Morris International, Inc. 80,444 14,651,266
Total Consumer Staples 320,751,125
Energy - 6 .0%
Oil, Gas & Consumable Fuels - 6 .0%
Chevron Corp.
94,429 13,521,288
ConocoPhillips
189,754 17,028,524
Coterra Energy, Inc.
152,962 3,882,176
DT Midstream, Inc.
112,586 12,374,327
EOG Resources, Inc.
225,024 26,915,121
Expand Energy Corp.
10,884 1,272,775
Exxon Mobil Corp.
264,388 28,501,026
Kinder Morgan, Inc.
72,842 2,141,555
Marathon Petroleum Corp.
11,596 1,926,212
Permian Resources Corp., Class A
57,518 783,395
Texas Pacific Land Corp.
15,897 16,793,432
Total Energy 125,139,831

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Financials - 14 .6%
Banks - 0 .2%
First Citizens BancShares, Inc.,
Class A 681 1,332,356
JPMorgan Chase & Co.
7,028 2,037,487
Wells Fargo & Co.
12,124 971,375
4,341,218
Capital Markets - 3 .8%
Bank of New York Mellon Corp.
(The) 20,474 1,865,386
Cboe Global Markets, Inc.
140,904 32,860,222
CME Group, Inc.
118,756 32,731,529
Intercontinental Exchange, Inc.
58,528 10,738,132
LPL Financial Holdings, Inc.
1,766 662,197
78,857,466
Financial Services - 3 .2%
Fiserv, Inc. *
22,029 3,798,020
Jack Henry & Associates, Inc.
10,850 1,954,845
Mastercard, Inc., Class A
53,248 29,922,181
MGIC Investment Corp.
43,106 1,200,071
Visa, Inc., Class A
84,858 30,128,833
67,003,950
Insurance - 7 .4%
Arch Capital Group Ltd.
68,931 6,276,168
Arthur J Gallagher & Co.
76,402 24,457,808
Assurant, Inc.
13,309 2,628,394
Chubb Ltd.
76,424 22,141,561
CNA Financial Corp.
17,676 822,464
Everest Group Ltd.
22,476 7,638,469
Markel Group, Inc. *
1,998 3,990,725
Marsh & McLennan Cos., Inc.
92,211 20,161,013
Progressive Corp. (The)
107,045 28,566,029
Reinsurance Group of America, Inc.
17,662 3,503,434
Travelers Cos., Inc. (The)
76,797 20,546,269
Unum Group
56,983 4,601,947
W R Berkley Corp.
84,350 6,197,195
White Mountains Insurance Group
Ltd. 1,701 3,054,520
154,585,996
Total Financials 304,788,630
Health Care - 15 .5%
Biotechnology - 2 .2%
AbbVie, Inc.
28,448 5,280,518
Exelixis, Inc. *
102,204 4,504,641
GRAIL, Inc. *
14,615 751,503
Neurocrine Biosciences, Inc. *
36,934 4,642,234
United Therapeutics Corp. *
75,879 21,803,831
Vertex Pharmaceuticals, Inc. *
22,183 9,875,872
46,858,599
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 2 .5%
Abbott Laboratories
155,917 21,206,271
Becton Dickinson & Co.
48,100 8,285,225
Boston Scientific Corp. *
96,494 10,364,421
Edwards Lifesciences Corp. *
13,152 1,028,618
Stryker Corp.
28,032 11,090,300
51,974,835
Health Care Providers & Services - 5 .3%
Cardinal Health, Inc.
88,873 14,930,664
Cencora, Inc.
96,040 28,797,594
Centene Corp. *
16,649 903,708
Chemed Corp.
5,692 2,771,605
Cigna Group (The)
24,612 8,136,235
Elevance Health, Inc.
9,543 3,711,845
McKesson Corp.
47,740 34,982,917
UnitedHealth Group, Inc.
55,978 17,463,457
111,698,025
Health Care Technology - 0 .9%
Veeva Systems, Inc., Class A * 61,622 17,745,904
Life Sciences Tools & Services - 1 .1%
Danaher Corp.
95,195 18,804,820
Medpace Holdings, Inc. *
2,931 919,924
Thermo Fisher Scientific, Inc.
4,486 1,818,893
West Pharmaceutical Services, Inc.
2,677 585,728
22,129,365
Pharmaceuticals - 3 .5%
Eli Lilly & Co.
32,962 25,694,868
Johnson & Johnson
179,125 27,361,344
Merck & Co., Inc.
266,885 21,126,616
74,182,828
Total Health Care 324,589,556
Industrials - 15 .3%
Aerospace & Defense - 3 .8%
GE Aerospace
66,406 17,092,240
General Dynamics Corp.
2,384 695,318
Lockheed Martin Corp.
54,886 25,419,902
Northrop Grumman Corp.
61,826 30,911,764
RTX Corp.
33,013 4,820,558
78,939,782
Air Freight & Logistics - 0 .6%
Expeditors International of
Washington, Inc. 104,494 11,938,440
FedEx Corp.
3,007 683,521
12,621,961
Commercial Services & Supplies - 4 .4%
Cintas Corp.
130,291 29,037,955
Republic Services, Inc., Class A
127,497 31,442,035
Rollins, Inc.
40,527 2,286,533
Waste Management, Inc.
128,679 29,444,329
92,210,852

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Ground Transportation - 0 .6%
Landstar System, Inc.
48,646 6,762,767
Old Dominion Freight Line, Inc.
21,003 3,408,787
U-Haul Holding Co. *
2,125 128,690
Union Pacific Corp.
9,832 2,262,146
12,562,390
Machinery - 0 .8%
Cummins, Inc.
27,068 8,864,770
Illinois Tool Works, Inc.
34,914 8,632,487
17,497,257
Professional Services - 4 .1%
Automatic Data Processing, Inc.
94,973 29,289,673
CACI International, Inc., Class A *
37,286 17,774,236
FTI Consulting, Inc. *
88,451 14,284,837
Leidos Holdings, Inc.
53,418 8,427,224
Paychex, Inc.
37,459 5,448,786
Verisk Analytics, Inc., Class A
31,243 9,732,194
84,956,950
Trading Companies & Distributors - 1 .0%
Fastenal Co.
93,157 3,912,594
WW Grainger, Inc.
16,662 17,332,479
21,245,073
Total Industrials 320,034,265
Information Technology - 12 .2%
Communications Equipment - 1 .8%
Arista Networks, Inc. *
153,536 15,708,268
Cisco Systems, Inc.
190,501 13,216,959
F5, Inc. *
3,996 1,176,103
Motorola Solutions, Inc.
5,052 2,124,164
Ubiquiti, Inc.
15,181 6,249,259
38,474,753
Electronic Equipment, Instruments & Components - 0 .1%
TD SYNNEX Corp.
7,919 1,074,608
Teledyne Technologies, Inc. *
2,812 1,440,616
2,515,224
IT Services - 1 .7%
Accenture plc, Class A (Ireland)
33,606 10,044,497
Akamai Technologies, Inc. *
9,762 778,617
Amdocs Ltd.
55,745 5,086,174
International Business Machines
Corp. 66,753 19,677,449
35,586,737
Semiconductors & Semiconductor Equipment - 0 .5%
Analog Devices, Inc.
10,705 2,548,004
NVIDIA Corp.
45,625 7,208,294
9,756,298
Software - 6 .9%
Adobe, Inc. *
21,818 8,440,948
Atlassian Corp., Class A *
10,054 2,041,867
Cadence Design Systems, Inc. *
12,367 3,810,891
INVESTMENTS SHARES VALUE ($)
Software - 6.9% (continued)
Datadog, Inc., Class A *
12,091 1,624,184
Dolby Laboratories, Inc., Class A
74,810 5,555,391
Fair Isaac Corp. *
1,320 2,412,907
Fortinet, Inc. *
45,975 4,860,477
HubSpot, Inc. *
1,085 603,944
Manhattan Associates, Inc. *
31,873 6,293,961
Microsoft Corp.
69,585 34,612,275
Nutanix, Inc., Class A *
32,703 2,499,817
Palantir Technologies, Inc., Class A *
12,479 1,701,137
Roper Technologies, Inc.
32,316 18,318,001
ServiceNow, Inc. *
12,635 12,989,791
Synopsys, Inc. *
11,470 5,880,440
Tyler Technologies, Inc. *
16,167 9,584,444
Zoom Communications, Inc., Class
A * 296,993 23,159,514
144,389,989
Technology Hardware, Storage & Peripherals - 1 .2%
Apple, Inc. 119,811 24,581,623
Total Information Technology 255,304,624
Materials - 0 .2%
Chemicals - 0 .2%
Linde plc 11,232 5,269,830
Real Estate - 0 .1%
Specialized REITs - 0 .1%
Millrose Properties, Inc., Class A,
REIT 91,904 2,620,183
Utilities - 1 .3%
Electric Utilities - 0 .5%
Duke Energy Corp.
82,007 9,676,826
Xcel Energy, Inc.
13,128 894,017
10,570,843
Gas Utilities - 0 .2%
Atmos Energy Corp. 31,064 4,787,273
Multi-Utilities - 0 .6%
Consolidated Edison, Inc. 120,532 12,095,386
Total Utilities 27,453,502
TOTAL COMMON STOCKS
(Cost $1,103,071,882) 2,005,300,710
SHORT-TERM INVESTMENTS - 3.9%
INVESTMENT COMPANIES - 3 .9%
Limited Purpose Cash Investment
Fund, 4.33% (a)
(Cost $81,072,707) 81,105,095 81,080,763
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $1,184,144,589) 2,086,381,473
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% ‡ 6,067,716
NET ASSETS - 100.0% 2,092,449,189

Schedule of Investments
June 30, 2025 (Unaudited)
AQR LARGE CAP DEFENSIVE STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 195,734,193 9 .4%
Consumer Discretionary 123,614,971 5 .9
Consumer Staples 320,751,125 15 .3
Energy 125,139,831 6 .0
Financials 304,788,630 14 .6
Health Care 324,589,556 15 .5
Industrials 320,034,265 15 .3
Information Technology 255,304,624 12 .2
Materials 5,269,830 0 .2
Real Estate 2,620,183 0 .1
Utilities 27,453,502 1 .3
Investment Companies 81,080,763 3 .9
Total Investments In Securities
At Value 2,086,381,473 99 .7
Other Assets in Excess of
Liabilities ‡ 6,067,716 0 .3
Net Assets
$ 2,092,449,189 100 .0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Represents 7-day effective yield as of June 30, 2025.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 249 9/2025 USD $ 77,859,188 $ 2,754,209
Net unrealized appreciation $ 2,754,209

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 93.8%
Australia - 7 .5%
ANZ Group Holdings Ltd. 53,331 1,022,717
Aristocrat Leisure Ltd. 19,108 818,678
BHP Group Ltd. 38,878 935,311
Brambles Ltd. 35,064 541,521
Cochlear Ltd. 7,214 1,426,756
Coles Group Ltd. 42,828 587,263
Fortescue Ltd. 49,795 500,551
Goodman Group, REIT 3,476 78,365
Medibank Pvt Ltd. 149,829 497,567
Pro Medicus Ltd. 3,220 602,574
QBE Insurance Group Ltd. 21,446 330,250
REA Group Ltd. 14,545 2,303,330
Santos Ltd. 209,827 1,057,920
Sonic Healthcare Ltd. 63,253 1,116,491
Telstra Group Ltd. 1,181,967 3,768,846
Transurban Group 25,174 231,625
Vicinity Ltd., REIT 414,908 677,323
Washington H Soul Pattinson &
Co. Ltd. 14,169 391,710
Wesfarmers Ltd. 29,562 1,649,777
Woolworths Group Ltd. 42,953 879,841
19,418,416
Austria - 0 .4%
OMV AG 13,966 759,487
Verbund AG 2,071 159,108
918,595
Belgium - 0 .9%
Anheuser-Busch InBev SA/NV 15,325 1,054,366
Groupe Bruxelles Lambert NV 354 30,218
KBC Group NV 3,106 320,569
Lotus Bakeries NV 84 809,418
UCB SA 1,127 221,746
2,436,317
Brazil - 1 .2%
Wheaton Precious Metals Corp. (1) 35,604 3,201,811
Canada - 11 .5%
AltaGas Ltd. (1) 2,595 75,330
Bank of Montreal (1) 1,972 218,538
BCE, Inc. (1) 4,165 92,369
Canadian National Railway Co. (1) 14,914 1,553,991
Canadian Natural Resources Ltd.
(1) 26,710 839,499
Canadian Pacific Kansas City Ltd.
(1) 12,615 1,002,160
Canadian Utilities Ltd., Class A (1) 2,613 72,302
CGI, Inc. (1) 19,885 2,088,308
Constellation Software, Inc. (1) 655 2,401,723
Descartes Systems Group, Inc.
(The) (1)* 7,270 738,505
Enbridge, Inc. (1) 28,663 1,299,754
Fairfax Financial Holdings Ltd. (1) 83 149,818
Fortis, Inc. (1) 14,717 702,698
Franco-Nevada Corp. (1) 485 79,627
George Weston Ltd. (1) 1,315 263,734
Hydro One Ltd. (1)(a) 45,825 1,651,282
INVESTMENTS SHARES VALUE ($)
Canada - 11.5% (continued)
Imperial Oil Ltd. (1) 17,907 1,422,566
Intact Financial Corp. (1) 11,764 2,735,503
Loblaw Cos. Ltd. (1) 21,658 3,582,495
Lumine Group, Inc. (1)*(b) 2,895 101,684
Metro, Inc., Class A (1) 36,820 2,892,334
Pembina Pipeline Corp. (1) 6,613 248,300
Royal Bank of Canada (1) 9,565 1,260,606
Sun Life Financial, Inc. (1) 3,828 254,713
Suncor Energy, Inc. (1) 16,118 603,767
Thomson Reuters Corp. (1) 15,214 3,059,447
Tourmaline Oil Corp. (1) 1,590 76,712
West Fraser Timber Co. Ltd. (1) 4,448 326,181
29,793,946
China - 1 .0%
BOC Hong Kong Holdings Ltd. 590,500 2,570,590
Wilmar International Ltd. 58,200 131,374
2,701,964
Denmark - 1 .5%
Genmab A/S * 4,567 948,422
Novo Nordisk A/S, Class B 20,916 1,449,355
Pandora A/S 3,324 585,673
ROCKWOOL A/S, Class B 15,900 745,269
Zealand Pharma A/S * 2,094 117,436
3,846,155
Finland - 1 .0%
Elisa OYJ 29,366 1,632,206
Fortum OYJ 4,733 88,752
Kone OYJ, Class B 5,428 357,601
Nokia OYJ 79,412 412,039
2,490,598
France - 7 .9%
Air Liquide SA 9,143 1,885,297
AXA SA 2,954 145,056
Bouygues SA 9,854 445,644
Danone SA 28,355 2,320,101
Dassault Aviation SA 8,336 2,947,377
Dassault Systemes SE 10,831 392,533
Engie SA 4,240 99,652
EssilorLuxottica SA 1,091 299,580
Hermes International SCA 810 2,195,801
Ipsen SA 6,323 753,182
L'Oreal SA 7,066 3,026,746
Orange SA 84,827 1,291,762
Societe Generale SA 25,036 1,432,165
Thales SA 3,228 953,146
TotalEnergies SE 37,989 2,321,989
20,510,031
Germany - 5 .9%
Allianz SE (Registered) 2,356 956,144
Beiersdorf AG 25,162 3,162,812
Commerzbank AG 39,214 1,235,752
CTS Eventim AG & Co. KGaA 1,933 240,370
Deutsche Boerse AG 1,426 465,859
Deutsche Telekom AG (Registered) 30,425 1,113,665
Fresenius Medical Care AG 1,277 73,370

Schedule of Investments
June 30, 2025 (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Germany - 5.9% (continued)
Hannover Rueck SE 1,425 449,037
Mercedes-Benz Group AG 9,384 546,713
Rational AG 1,256 1,055,415
Rheinmetall AG 405 857,668
RWE AG 2,994 125,114
SAP SE 12,082 3,694,426
Scout24 SE (a) 6,394 882,684
Zalando SE *(a) 11,077 365,512
15,224,541
Hong Kong - 2 .6%
CK Asset Holdings Ltd. 281,500 1,243,899
Hang Seng Bank Ltd. 9,000 135,056
Power Assets Holdings Ltd. 511,000 3,285,508
Sino Land Co. Ltd. 323,866 344,961
Sun Hung Kai Properties Ltd. 118,500 1,365,481
WH Group Ltd. (a) 352,500 339,737
Wharf Real Estate Investment Co.
Ltd. 30,000 85,158
6,799,800
Italy - 1 .5%
Coca-Cola HBC AG 37,799 1,974,720
Eni SpA 15,770 254,751
Ferrari NV 804 393,888
FinecoBank Banca Fineco SpA 3,706 82,212
Generali 15,350 546,023
Infrastrutture Wireless Italiane SpA
(a) 6,967 85,192
Leonardo SpA 8,618 486,287
Moncler SpA 1,168 66,624
Snam SpA 13,493 81,682
3,971,379
Japan - 20 .3%
Advantest Corp. 9,800 726,484
Ajinomoto Co., Inc. 7,600 206,136
Canon, Inc. 63,700 1,847,538
Capcom Co. Ltd. 31,000 1,058,696
Chugai Pharmaceutical Co. Ltd. 34,200 1,785,850
Daito Trust Construction Co. Ltd. 18,400 2,004,100
Disco Corp. 700 207,370
Fujitsu Ltd. 9,000 218,334
Hoya Corp. 19,000 2,256,480
Idemitsu Kosan Co. Ltd. 34,500 209,221
Inpex Corp. 46,600 654,132
Japan Post Bank Co. Ltd. 252,900 2,726,396
Japan Post Holdings Co. Ltd. 7,700 71,319
Japan Tobacco, Inc. 111,000 3,269,996
Kao Corp. 3,700 165,781
KDDI Corp. 163,600 2,809,108
Keyence Corp. 3,900 1,559,330
Konami Group Corp. 2,300 363,634
MatsukiyoCocokara & Co. 30,000 617,116
MEIJI Holdings Co. Ltd. 43,000 950,894
Mitsubishi Electric Corp. 6,300 135,507
MonotaRO Co. Ltd. 74,000 1,456,753
Nexon Co. Ltd. 63,400 1,276,977
Nintendo Co. Ltd. 42,600 4,090,870
INVESTMENTS SHARES VALUE ($)
Japan - 20.3% (continued)
Nippon Telegraph & Telephone
Corp. 1,370,000 1,464,681
Nippon Yusen KK 13,500 485,662
Nissin Foods Holdings Co. Ltd. 21,300 442,511
Nitto Denko Corp. 35,000 675,902
Obic Co. Ltd. 77,500 3,013,593
Oracle Corp. Japan 12,600 1,501,802
Osaka Gas Co. Ltd. 18,900 484,784
Otsuka Corp. 75,200 1,531,929
Otsuka Holdings Co. Ltd. 7,600 376,803
Recruit Holdings Co. Ltd. 22,300 1,311,388
SCSK Corp. 10,500 316,341
Secom Co. Ltd. 22,200 797,533
Shin-Etsu Chemical Co. Ltd. 2,300 75,951
Shionogi & Co. Ltd. 57,500 1,035,131
SoftBank Corp. 557,000 862,766
Sumitomo Mitsui Trust Group, Inc. 48,800 1,297,955
Suntory Beverage & Food Ltd. 47,200 1,509,430
Takeda Pharmaceutical Co. Ltd. 2,600 80,270
Toho Co. Ltd. 6,600 389,373
Tokyo Gas Co. Ltd. 7,700 256,118
TOPPAN Holdings, Inc. 14,900 404,789
Trend Micro, Inc. 9,800 677,825
Yakult Honsha Co. Ltd. 66,700 1,256,162
ZOZO, Inc. 168,600 1,821,674
52,738,395
Netherlands - 3 .5%
Adyen NV *(a) 533 978,874
Argenx SE * 81 44,840
Argenx SE * 1,392 770,587
ASM International NV 554 355,379
Heineken NV 2,595 226,395
Koninklijke Ahold Delhaize NV 67,223 2,807,667
Koninklijke KPN NV 199,601 973,692
Universal Music Group NV 40,577 1,316,341
Wolters Kluwer NV 9,661 1,615,687
9,089,462
Norway - 2 .5%
Equinor ASA 45,513 1,149,388
Gjensidige Forsikring ASA 8,755 221,939
Kongsberg Gruppen ASA (1) 65,485 2,539,319
Orkla ASA 186,109 2,027,005
Telenor ASA 30,331 472,320
6,409,971
Portugal - 0 .2%
Galp Energia SGPS SA 4,609 84,372
Jeronimo Martins SGPS SA 20,528 519,725
604,097
Singapore - 3 .3%
DBS Group Holdings Ltd. 48,420 1,709,327
Genting Singapore Ltd. 1,812,500 1,019,421
Oversea-Chinese Banking Corp.
Ltd. 258,400 3,313,545
Singapore Telecommunications
Ltd. 113,700 342,781

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Singapore - 3.3% (continued)
United Overseas Bank Ltd. 76,700 2,170,895
8,555,969
Spain - 1 .6%
CaixaBank SA 28,514 247,068
Endesa SA (1) 2,393 75,798
Iberdrola SA 72,838 1,401,260
Industria de Diseno Textil SA 47,630 2,484,703
Telefonica SA 13,761 72,425
4,281,254
Sweden - 1 .9%
Essity AB, Class B 40,052 1,108,995
Evolution AB (a) 3,773 299,663
Holmen AB, Class B 3,328 131,829
Investor AB, Class B 8,212 243,349
L E Lundbergforetagen AB, Class
B 1,464 73,079
Saab AB, Class B 3,114 174,114
Skandinaviska Enskilda Banken
AB, Class A 8,264 144,046
Swedish Orphan Biovitrum AB * 41,635 1,267,168
Tele2 AB, Class B 6,560 95,759
Telefonaktiebolaget LM Ericsson,
Class B 103,744 886,526
Telia Co. AB 149,931 539,276
4,963,804
Switzerland - 3 .9%
BKW AG 870 190,747
Chocoladefabriken Lindt &
Spruengli AG 127 2,140,407
EMS-Chemie Holding AG
(Registered) 1,207 912,496
Kuehne + Nagel International AG
(Registered) 4,123 892,806
Schindler Holding AG 957 356,358
Sonova Holding AG (Registered) 872 260,053
Swiss Prime Site AG (Registered) 514 77,164
Swisscom AG (Registered) 4,748 3,371,501
Zurich Insurance Group AG 2,614 1,829,076
10,030,608
United Kingdom - 9 .4%
Associated British Foods plc 37,789 1,067,704
AstraZeneca plc 12,430 1,729,873
Auto Trader Group plc (a) 275,178 3,116,885
BAE Systems plc 107,149 2,780,826
British American Tobacco plc 81,546 3,877,216
CK Hutchison Holdings Ltd. 15,500 95,444
Diageo plc 2,674 67,428
HSBC Holdings plc 80,167 969,715
Imperial Brands plc 49,225 1,944,888
J Sainsbury plc 142,828 568,436
Next plc 1,031 176,089
Reckitt Benckiser Group plc 9,660 658,107
Rolls-Royce Holdings plc 86,757 1,149,760
Sage Group plc (The) 120,786 2,074,235
Tesco plc 274,835 1,515,309
Unilever plc 41,111 2,508,851
INVESTMENTS SHARES VALUE ($)
United Kingdom - 9.4% (continued)
Vodafone Group plc 173,856 186,104
24,486,870
United States - 4 .3%
Amrize Ltd. (1)* 1,641 81,859
CSL Ltd. 5,539 874,944
GSK plc 20,352 388,041
Holcim AG 1,641 121,859
Nestle SA (Registered) 18,834 1,872,596
Novartis AG (Registered) 27,193 3,300,608
Roche Holding AG 4,030 1,315,472
Sanofi SA 10,579 1,024,192
Shell plc 64,890 2,263,983
11,243,554
TOTAL COMMON STOCKS
(Cost $165,039,790) 243,717,537
PREFERRED STOCKS - 1.0%
Germany - 1 .0%
Henkel AG & Co. KGaA
(Preference) 32,696 2,569,369
Volkswagen AG (Preference) 770 81,399
TOTAL PREFERRED STOCKS
(Cost $2,233,842)                                                     2,650,768
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 883 –
SHARES
SHORT-TERM INVESTMENTS - 4.8%
INVESTMENT COMPANIES - 4 .8%
Limited Purpose Cash Investment
Fund, 4.33% (1)(c)
(Cost $12,434,314) 12,439,905 12,436,173
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.6%
(Cost $179,707,946) 258,804,478
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.4% ‡ 989,694
NET ASSETS - 100.0% 259,794,172

Schedule of Investments
June 30, 2025 (Unaudited)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 34,213,614 13 .2%
Consumer Discretionary 12,505,616 4 .8
Consumer Staples 54,923,064 21 .1
Energy 13,245,840 5 .1
Financials 31,226,685 12 .0
Health Care 23,519,222 9 .1
Industrials 28,433,098 10 .9
Information Technology 24,745,906 9 .5
Materials 8,928,673 3 .4
Real Estate 5,876,450 2 .3
Utilities 8,750,137 3 .4
Investment Companies 12,436,173 4 .8
Total Investments In Securities
At Value 258,804,478 99 .6
Other Assets in Excess of
Liabilities ‡ 989,694 0 .4
Net Assets
$ 259,794,172 100 .0%
* Non-income producing security.
‡ Includes appreciation (depreciation) on futures contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2025 amounted to $7,719,829 of investment in securities, which represents 2.97% of net assets of the Fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at June 30, 2025 amounted to $101,684 of investment in securities, which represents 0.04% of net assets of the Fund.
(c) Represents 7-day effective yield as of June 30, 2025.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE Index 77 9/2025 USD $ 10,324,545 $ 134,922
Net unrealized appreciation $ 134,922

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2025 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 87.2%
Australia - 1 .0%
ASX Ltd. (2) 891 40,911
Computershare Ltd. (2) 65,850 1,727,514
Goodman Group, REIT (2) 25,367 571,889
Northern Star Resources Ltd. (2) 9,672 119,470
Pro Medicus Ltd. (2) 5,357 1,002,481
Qantas Airways Ltd. (2) 28,319 200,062
QBE Insurance Group Ltd. (2) 20,300 312,602
Scentre Group, REIT (2) 90,560 212,700
Stockland, REIT (2) 49,658 175,497
Vicinity Ltd., REIT (2) 97,628 159,374
4,522,500
Belgium - 0 .5%
Ageas SA/NV (2) 30,468 2,061,087
Solvay SA (2) 1,728 59,853
2,120,940
Canada - 1 .9%
Agnico Eagle Mines Ltd. 1,132 134,867
ARC Resources Ltd. 5,618 118,445
Bank of Nova Scotia (The) 7,065 390,670
Canadian Natural Resources Ltd. 11,166 350,949
Celestica, Inc. * 12,332 1,926,753
Cenovus Energy, Inc. 148,397 2,019,311
Empire Co. Ltd., Class A 9,081 376,844
Fairfax Financial Holdings Ltd. 80 144,402
George Weston Ltd. 2,857 572,995
Great-West Lifeco, Inc. 1,345 51,153
Loblaw Cos. Ltd. 715 118,270
Power Corp. of Canada 7,139 278,850
Suncor Energy, Inc. 57,359 2,148,619
Toronto-Dominion Bank (The) 1,649 121,288
Tourmaline Oil Corp. 2,410 116,275
8,869,691
China - 0 .2%
Prosus NV (2) 5,238 293,886
Yangzijiang Shipbuilding Holdings
Ltd. (2) 281,900 491,944
785,830
Denmark - 0 .9%
AP Moller - Maersk A/S, Class B
(2) 322 598,823
Danske Bank A/S (2) 87,086 3,556,925
Vestas Wind Systems A/S (2) 7,490 112,507
4,268,255
Finland - 0 .3%
Nordea Bank Abp (2) 106,627 1,582,101
France - 2 .8%
BNP Paribas SA (2) 30,291 2,717,155
Carrefour SA (2) 8,228 116,066
Credit Agricole SA (2) 51,889 981,651
Orange SA (2) 48,929 745,100
Renault SA (2) 10,182 469,848
Safran SA (2) 486 158,496
Societe Generale SA (2) 85,212 4,874,486
INVESTMENTS SHARES VALUE ($)
France - 2.8% (continued)
Teleperformance SE (2) 1,941 188,524
TotalEnergies SE (2) 37,726 2,305,913
Unibail-Rodamco-Westfield, REIT
(2)* 3,473 333,851
12,891,090
Germany - 2 .4%
Allianz SE (Registered) (2) 5,305 2,152,947
Commerzbank AG (2) 76,278 2,403,751
Deutsche Bank AG (Registered)
(2) 31,781 942,161
Deutsche Lufthansa AG
(Registered) (2) 48,797 414,269
Deutsche Telekom AG (Registered)
(2) 3,281 120,096
Fresenius SE & Co. KGaA (2) 1,365 68,691
Mercedes-Benz Group AG (2) 3,526 205,425
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) 186 120,776
Rheinmetall AG (2) 2,152 4,557,287
Talanx AG (2) 942 122,123
11,107,526
Hong Kong - 0 .1%
CK Infrastructure Holdings Ltd. (2) 2,749 18,205
Hong Kong Exchanges & Clearing
Ltd. (2) 5,269 283,401
Link, REIT (2) 26,229 140,495
442,101
Italy - 1 .6%
Banco BPM SpA (2) 26,886 313,828
Generali (2) 3,400 120,943
Intesa Sanpaolo SpA (2) 483,357 2,784,335
Leonardo SpA (2) 14,010 790,541
Poste Italiane SpA (2)(a) 6,114 131,365
UniCredit SpA (2) 48,097 3,226,508
7,367,520
Japan - 5 .7%
Asics Corp. (2) 5,600 142,802
Bandai Namco Holdings, Inc. (2) 3,700 132,605
Concordia Financial Group Ltd. (2) 41,000 266,081
Dai-ichi Life Holdings, Inc. (2) 85,400 649,263
Daiichi Sankyo Co. Ltd. (2) 37,800 875,754
Honda Motor Co. Ltd. (2) 195,200 1,882,285
Japan Post Bank Co. Ltd. (2) 118,700 1,279,649
Japan Post Holdings Co. Ltd. (2) 43,800 405,685
Japan Post Insurance Co. Ltd. (2) 5,400 122,257
KDDI Corp. (2) 40,800 700,560
LY Corp. (2) 259,000 953,795
Mitsubishi UFJ Financial Group,
Inc. (2) 42,600 580,791
Mizuho Financial Group, Inc. (2) 96,400 2,676,057
Nexon Co. Ltd. (2) 8,300 167,175
Nippon Building Fund, Inc., REIT
(2) 150 138,507
Nippon Yusen KK (2) 28,100 1,010,896
Nomura Holdings, Inc. (2) 282,100 1,858,955

Schedule of Investments
June 30, 2025 (Unaudited)
AQR GLOBAL EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 5.7% (continued)
ORIX Corp. (2) 5,700 128,630
Panasonic Holdings Corp. (2) 29,800 318,840
Recruit Holdings Co. Ltd. (2) 2,200 129,375
Resona Holdings, Inc. (2) 338,200 3,123,555
SoftBank Corp. (2) 501,600 776,954
Subaru Corp. (2) 46,700 809,610
Sumitomo Corp. (2) 5,200 134,195
Sumitomo Mitsui Financial Group,
Inc. (2) 70,000 1,762,667
Sumitomo Mitsui Trust Group, Inc.
(2) 12,700 337,787
T&D Holdings, Inc. (2) 5,400 118,531
Tokyo Electron Ltd. (2) 19,700 3,772,736
Toyota Motor Corp. (2) 35,600 613,139
Toyota Tsusho Corp. (2) 5,500 124,582
ZOZO, Inc. (2) 33,000 356,555
26,350,273
Netherlands - 1 .4%
ABN AMRO Bank NV, CVA (2)(a) 42,353 1,156,489
Argenx SE (2)* 219 121,235
ASML Holding NV (2) 648 519,266
ING Groep NV (2) 19,668 431,077
NN Group NV (2) 62,255 4,142,391
6,370,458
New Zealand - 0 .1%
Xero Ltd. (2)* 3,037 359,366
Russia - 0 .0%
Evraz plc (3)* 77,212 –
Singapore - 0 .0% †
Singapore Exchange Ltd. (2) 4,067 47,621
Spain - 1 .5%
Banco Bilbao Vizcaya Argentaria
SA (2) 7,950 122,416
Banco Santander SA (2) 483,701 4,005,470
CaixaBank SA (2) 197,052 1,707,418
Repsol SA (2) 93,939 1,373,989
7,209,293
Sweden - 0 .4%
Investor AB, Class B (2) 8,816 261,248
Saab AB, Class B (2) 10,437 583,567
Svenska Handelsbanken AB,
Class A (2) 9,226 123,511
Swedbank AB, Class A (2) 15,246 403,811
Telefonaktiebolaget LM Ericsson,
Class B (2) 46,826 400,143
1,772,280
Switzerland - 0 .1%
Zurich Insurance Group AG (2) 379 265,195
United Kingdom - 3 .9%
3i Group plc (2) 9,545 540,173
Aviva plc (2) 18,665 158,685
Barclays plc (2) 815,852 3,769,866
Flutter Entertainment plc * 6,379 1,822,863
HSBC Holdings plc (2) 168,783 2,041,632
INVESTMENTS SHARES VALUE ($)
United Kingdom - 3.9% (continued)
Kingfisher plc (2) 32,015 127,855
Lloyds Banking Group plc (2) 1,604,282 1,686,931
London Stock Exchange Group
plc (2) 2,574 376,440
NatWest Group plc (2) 405,175 2,845,525
Rolls-Royce Holdings plc (2) 241,401 3,199,202
Vodafone Group plc (2) 1,572,394 1,683,172
18,252,344
United States - 62 .4%
Abbott Laboratories 883 120,097
Adobe, Inc. * 14,359 5,555,209
Advanced Micro Devices, Inc. * 1,125 159,638
Airbnb, Inc., Class A * 12,811 1,695,408
Allstate Corp. (The) 10,321 2,077,721
Alphabet, Inc., Class A 2,581 454,850
Alphabet, Inc., Class C 26,398 4,682,741
Altria Group, Inc. 25,308 1,483,808
Amazon.com, Inc. * 28,109 6,166,833
American International Group, Inc. 2,106 180,253
American Tower Corp., REIT 4,396 971,604
Apple, Inc. 72,598 14,894,931
Applied Materials, Inc. 4,990 913,519
Arista Networks, Inc. * 58,414 5,976,335
AT&T, Inc. 4,731 136,915
Atlassian Corp., Class A * 20,940 4,252,705
AvalonBay Communities, Inc.,
REIT 811 165,039
Berkshire Hathaway, Inc., Class
B * 7,000 3,400,390
Best Buy Co., Inc. 6,035 405,130
Biogen, Inc. * 8,622 1,082,837
BioMarin Pharmaceutical, Inc. * 35,417 1,946,872
Booking Holdings, Inc. 815 4,718,231
Booz Allen Hamilton Holding Corp.,
Class A 26,177 2,725,811
Bristol-Myers Squibb Co. 57,262 2,650,658
Broadcom, Inc. 27,813 7,666,652
Capital One Financial Corp. 3,426 728,916
Centene Corp. * 69,078 3,749,554
Charles Schwab Corp. (The) 26,712 2,437,203
Cheniere Energy, Inc. 501 122,004
Chubb Ltd. 6,618 1,917,367
Cigna Group (The) 5,933 1,961,331
Cintas Corp. 534 119,013
Cisco Systems, Inc. 1,745 121,068
Citigroup, Inc. 36,843 3,136,076
Citizens Financial Group, Inc. 7,365 329,584
CME Group, Inc. 14,222 3,919,868
Comcast Corp., Class A 106,834 3,812,905
ConocoPhillips 1,371 123,034
Costco Wholesale Corp. 118 116,813
Crown Castle, Inc., REIT 1,970 202,378
CVS Health Corp. 2,356 162,517
Darden Restaurants, Inc. 2,034 443,351
Dell Technologies, Inc., Class C 6,259 767,353
Delta Air Lines, Inc. 27,338 1,344,483
Devon Energy Corp. 36,192 1,151,268
Digital Realty Trust, Inc., REIT 910 158,640
DoorDash, Inc., Class A * 13,724 3,383,103

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 62.4% (continued)
DR Horton, Inc. 961 123,892
DraftKings, Inc., Class A * 37,719 1,617,768
Edison International 13,788 711,461
Electronic Arts, Inc. 4,825 770,553
EOG Resources, Inc. 952 113,869
EQT Corp. 1,973 115,065
Equinix, Inc., REIT 222 176,594
Everest Group Ltd. 490 166,527
Expedia Group, Inc. 29,311 4,944,179
Exxon Mobil Corp. 9,875 1,064,525
Fidelity National Financial, Inc. 18,201 1,020,348
Fidelity National Information
Services, Inc. 1,592 129,605
Fortinet, Inc. * 46,704 4,937,547
Freeport-McMoRan, Inc. 5,224 226,460
Garmin Ltd. 1,098 229,175
GE Aerospace 24,140 6,213,394
GE Vernova, Inc. 10,171 5,381,985
General Dynamics Corp. 1,847 538,696
General Motors Co. 101,271 4,983,546
Gilead Sciences, Inc. 8,808 976,543
Global Payments, Inc. 1,178 94,287
Halliburton Co. 19,094 389,136
HCA Healthcare, Inc. 312 119,527
Hewlett Packard Enterprise Co. 28,175 576,179
Howmet Aerospace, Inc. 1,198 222,984
Humana, Inc. 3,875 947,360
Illumina, Inc. * 12,154 1,159,613
Incyte Corp. * 41,906 2,853,799
Intel Corp. 215,832 4,834,637
Johnson & Johnson 32,318 4,936,575
JPMorgan Chase & Co. 467 135,388
Lockheed Martin Corp. 4,411 2,042,911
McKesson Corp. 3,512 2,573,523
Merck & Co., Inc. 71,726 5,677,829
Meta Platforms, Inc., Class A 4,546 3,355,357
MetLife, Inc. 1,494 120,147
Microsoft Corp. 27,280 13,569,344
Molina Healthcare, Inc. * 3,975 1,184,153
MongoDB, Inc., Class A * 4,854 1,019,291
Monster Beverage Corp. * 39,244 2,458,244
MSCI, Inc., Class A 214 123,422
Netflix, Inc. * 677 906,591
Neurocrine Biosciences, Inc. * 4,102 515,580
Newmont Corp. 28,275 1,647,302
News Corp., Class A 41,629 1,237,214
Northrop Grumman Corp. 5,640 2,819,887
Novartis AG (Registered) (2) 35,255 4,279,150
Nutanix, Inc., Class A * 2,744 209,751
NVIDIA Corp. 128,510 20,303,294
Palantir Technologies, Inc., Class
A * 26,474 3,608,936
Palo Alto Networks, Inc. * 17,023 3,483,587
PayPal Holdings, Inc. * 47,835 3,555,097
PepsiCo, Inc. 913 120,553
Pfizer, Inc. 37,938 919,617
PG&E Corp. 87,702 1,222,566
Philip Morris International, Inc. 20,033 3,648,610
Pinterest, Inc., Class A * 49,823 1,786,653
INVESTMENTS SHARES VALUE ($)
United States - 62.4% (continued)
PNC Financial Services Group,
Inc. (The) 7,441 1,387,151
Prologis, Inc., REIT 2,980 313,258
Public Storage, REIT 2,484 728,855
QUALCOMM, Inc. 2,625 418,058
Reddit, Inc., Class A * 20,713 3,118,756
Regeneron Pharmaceuticals, Inc. 1,923 1,009,575
ROBLOX Corp., Class A * 45,646 4,801,959
Roche Holding AG (2) 371 121,102
Salesforce, Inc. 13,122 3,578,238
Seagate Technology Holdings plc 917 132,351
ServiceNow, Inc. * 845 868,728
Shell plc (2) 38,971 1,359,681
Simon Property Group, Inc., REIT 1,723 276,989
Snap, Inc., Class A * 14,875 129,264
Snowflake, Inc., Class A * 24,745 5,537,189
SS&C Technologies Holdings, Inc. 1,471 121,799
Swiss Re AG (2) 5,861 1,013,877
Synchrony Financial 2,146 143,224
Take-Two Interactive Software,
Inc. * 507 123,125
Tesla, Inc. * 8,915 2,831,939
Textron, Inc. 4,350 349,262
TJX Cos., Inc. (The) 941 116,204
T-Mobile US, Inc. 3,076 732,888
Travelers Cos., Inc. (The) 707 189,151
Truist Financial Corp. 2,910 125,101
Tyson Foods, Inc., Class A 47,015 2,630,019
Uber Technologies, Inc. * 14,993 1,398,847
United Airlines Holdings, Inc. * 3,322 264,531
United Parcel Service, Inc., Class
B 19,005 1,918,365
United Therapeutics Corp. * 409 117,526
UnitedHealth Group, Inc. 11,328 3,533,996
Veeva Systems, Inc., Class A * 11,739 3,380,597
VeriSign, Inc. 7,823 2,259,282
Vertiv Holdings Co., Class A 11,871 1,524,355
Visa, Inc., Class A 345 122,492
Walmart, Inc. 9,456 924,608
Welltower, Inc., REIT 3,001 461,344
Williams Cos., Inc. (The) 1,938 121,726
Workday, Inc., Class A * 4,819 1,156,560
Zoom Communications, Inc., Class
A * 46,628 3,636,051
Zscaler, Inc. * 1,512 474,677
291,244,542
TOTAL COMMON STOCKS
(Cost $291,776,884) 405,828,926
PREFERRED STOCKS - 0.0% †
Germany - 0 .0% †
Porsche Automobil Holding SE
(Preference) (2) 865 34,339
Volkswagen AG (Preference) (2) 1,168 123,474
TOTAL PREFERRED STOCKS
(Cost $178,493)                                                     157,813

Schedule of Investments
June 30, 2025 (Unaudited)
AQR GLOBAL EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 10.1%
INVESTMENT COMPANIES - 10 .1%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.10%
(b)(c) 13,580,105 13,580,105
Limited Purpose Cash Investment
Fund, 4.33% (b) 33,341,656 33,331,654
TOTAL SHORT-TERM INVESTMENTS
(Cost $46,905,346) 46,911,759
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.3%
(Cost $338,860,723) 452,898,498
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.7% ‡ 12,750,706
NET ASSETS - 100.0% 465,649,204
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 31,196,622 6 .7%
Consumer Discretionary 38,992,284 8 .4
Consumer Staples 12,566,829 2 .7
Energy 12,993,808 2 .8
Financials 93,564,418 20 .1
Health Care 48,048,092 10 .3
Industrials 41,408,106 8 .9
Information Technology 117,889,381 25 .3
Materials 2,187,952 0 .5
Real Estate 5,187,016 1 .1
Utilities 1,952,231 0 .4
Investment Companies 46,911,759 10 .1
Total Investments In Securities
At Value 452,898,498 97 .3
Other Assets in Excess of
Liabilities ‡ 12,750,706 2 .7
Net Assets
$ 465,649,204 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2025 amounted to $1,287,854 of investment in securities, which represents 0.28% of net assets of the Fund.
(b) Represents 7-day effective yield as of June 30, 2025.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts, as applicable.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2025 (Unaudited)
(Continued)
Total return swap contracts outstanding as of June 30, 2025 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 09/19/2025 CHF (7,735,650) $ 6,149
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.55%)
Increases in
total return of
reference entity
Monthly JPMC 09/17/2025 HKD 158,919,191 287,950
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly JPMC 09/17/2025 SGD 66,528 648
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON
Monthly JPMC 09/17/2025 CHF (775,073) 29,451
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly GSIN 09/17/2025 ILS 3,445,593 82,952
Total unrealized appreciation 407,150
Amsterdam
Exchange Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 07/18/2025 EUR 4,389,408 (20,305)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.20%)
Monthly JPMC 09/17/2025 CAD (952,370) (9,762)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.54%)
Increases in
total return of
reference entity
Monthly JPMC 09/17/2025 EUR 4,106,337 (31,901)

Schedule of Investments
June 30, 2025 (Unaudited)
AQR GLOBAL EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | June 2025

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.34%)
Increases in
total return of
reference entity
Monthly JPMC 09/17/2025 EUR 1,243,697 $ (12,725)
Total unrealized depreciation (74,693)
Net unrealized appreciation $ 332,457
Futures contracts outstanding as of June 30, 2025:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
IBEX 35 Index 141 7/2025 EUR $ 23,121,189 $ 44,202
MSCI Singapore Index 44 7/2025 SGD 1,423,122 17,157
OMXS30 Index 265 7/2025 SEK 6,982,898 68,589
DAX Index 25 9/2025 EUR 17,705,325 176,492
FTSE/MIB Index 41 9/2025 EUR 9,623,451 87,806
S&P 500 E-Mini Index 183 9/2025 USD 57,221,812 1,836,081
Total of long contracts 2,230,327
Short Contracts
CAC 40 10 Euro Index (98) 7/2025 EUR (8,854,179) 36,402
FTSE 100 Index (51) 9/2025 GBP (6,153,103) (4,521)
S&P/TSX 60 Index (98) 9/2025 CAD (23,029,190) (299,689)
SPI 200 Index (220) 9/2025 AUD (30,902,446) (13,679)
TOPIX Index (68) 9/2025 JPY (13,483,837) (312,409)
Total of short contracts (593,896)
Net unrealized appreciation $ 1,636,431
Forward foreign currency exchange contracts outstanding as of June 30, 2025:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 28,906,032 USD 18,699,908 CITG 9/17/2025 $ 355,560
AUD 28,906,031 USD 18,699,845 JPMC 9/17/2025 355,621
CAD 37,244,000 USD 27,319,836 CITG 9/17/2025 138,373
CAD 37,244,000 USD 27,319,761 JPMC 9/17/2025 138,448
CHF 3,182,000 USD 3,999,338 CITG 9/17/2025 50,680
CHF 3,182,000 USD 3,999,330 JPMC 9/17/2025 50,688
DKK 1,099,000 USD 169,945 CITG 9/17/2025 4,594
DKK 1,099,000 USD 169,944 JPMC 9/17/2025 4,594
EUR 12,638,000 USD 14,654,242 CITG 9/17/2025 310,367
EUR 12,638,000 USD 14,654,213 JPMC 9/17/2025 310,396
GBP 1,032,124 USD 1,387,107 CITG 9/17/2025 30,353
GBP 1,032,124 USD 1,387,100 JPMC 9/17/2025 30,360
HKD 240,000 USD 30,764 CITG 9/17/2025 15
HKD 240,000 USD 30,764 JPMC 9/17/2025 15

AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2025 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ILS 2,004,500 USD 561,033 CITG 9/17/2025 $ 34,674
ILS 2,004,499 USD 561,029 JPMC 9/17/2025 34,677
JPY 2,299,696,320 USD 15,965,722 CITG 9/17/2025 145,536
JPY 2,299,696,320 USD 15,965,666 JPMC 9/17/2025 145,592
NOK 230,635,001 USD 22,748,852 CITG 9/17/2025 143,990
NOK 230,635,000 USD 22,748,791 JPMC 9/17/2025 144,050
NZD 3,992,999 USD 2,401,997 CITG 9/17/2025 38,357
NZD 3,993,001 USD 2,401,994 JPMC 9/17/2025 38,362
SEK 80,354,728 USD 8,450,840 CITG 9/17/2025 86,427
SEK 80,354,729 USD 8,450,798 JPMC 9/17/2025 86,469
SGD 973,362 USD 760,018 CITG 9/17/2025 9,889
SGD 973,362 USD 760,015 JPMC 9/17/2025 9,892
USD 576,086 GBP 419,000 CITG 9/17/2025 656
USD 576,087 GBP 419,000 JPMC 9/17/2025 657
USD 16,618 HKD 129,500 CITG 9/17/2025 10
USD 16,618 HKD 129,500 JPMC 9/17/2025 10
USD 1,198,594 JPY 170,000,000 CITG 9/17/2025 7,604
USD 1,198,596 JPY 170,000,000 JPMC 9/17/2025 7,607
USD 1,608,896 SEK 15,000,000 CITG 9/17/2025 15,225
USD 1,608,899 SEK 15,000,000 JPMC 9/17/2025 15,228
Total unrealized appreciation 2,744,976
CAD 10,640,500 USD 7,853,108 CITG 9/17/2025 (8,380)
CAD 10,640,500 USD 7,853,092 JPMC 9/17/2025 (8,364)
HKD 7,343,375 USD 944,286 CITG 9/17/2025 (2,535)
HKD 7,343,375 USD 944,282 JPMC 9/17/2025 (2,530)
JPY 3,754,088,961 USD 26,464,560 CITG 9/17/2025 (164,087)
JPY 3,754,088,961 USD 26,464,477 JPMC 9/17/2025 (164,005)
NOK 15,500,000 USD 1,556,926 CITG 9/17/2025 (18,395)
NOK 15,500,000 USD 1,556,923 JPMC 9/17/2025 (18,393)
USD 3,341,630 CAD 4,565,525 CITG 9/17/2025 (24,311)
USD 3,341,642 CAD 4,565,525 JPMC 9/17/2025 (24,300)
USD 44,142,019 CHF 35,782,500 CITG 9/17/2025 (1,401,590)
USD 44,142,140 CHF 35,782,500 JPMC 9/17/2025 (1,401,469)
USD 941,924 DKK 6,106,500 CITG 9/17/2025 (27,885)
USD 941,927 DKK 6,106,500 JPMC 9/17/2025 (27,881)
USD 31,209,468 EUR 27,235,000 CITG 9/17/2025 (1,039,394)
USD 31,209,577 EUR 27,235,000 JPMC 9/17/2025 (1,039,285)
USD 21,697,182 GBP 16,018,500 CITG 9/17/2025 (301,698)
USD 21,697,239 GBP 16,018,500 JPMC 9/17/2025 (301,640)
USD 33,699 ILS 117,500 CITG 9/17/2025 (1,220)
USD 33,700 ILS 117,500 JPMC 9/17/2025 (1,220)
USD 3,419,653 JPY 490,000,000 CITG 9/17/2025 (13,199)
USD 3,419,660 JPY 490,000,000 JPMC 9/17/2025 (13,192)
USD 15,393,914 NZD 25,788,070 CITG 9/17/2025 (366,680)
USD 15,393,985 NZD 25,788,071 JPMC 9/17/2025 (366,610)
USD 15,236,667 SEK 144,500,000 CITG 9/17/2025 (115,697)
USD 15,236,697 SEK 144,500,000 JPMC 9/17/2025 (115,666)
USD 38,733 SGD 49,500 CITG 9/17/2025 (421)
USD 38,733 SGD 49,500 JPMC 9/17/2025 (421)
Total unrealized depreciation (6,970,468)
Net unrealized depreciation $ (4,225,492)

Schedule of Investments
AQR Funds | N-PORT Part F | June 2025
See notes to Schedule of Investments.
June 30, 2025 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System Depository Interest
CVA - Dutch Certification
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
Currencies
AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
ILS - Israeli shekel
JPY - Japanese yen
NOK - Norwegian krone
NZD - New Zealand dollar
SEK - Swedish krona
SGD - Singapore dollar
USD - United States dollar
The following abbreviations are used for counterparty descriptions:
CITG - Citigroup Global Markets, Inc.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
The following reference rates, and their values as of period end, are used for security descriptions:
Canadian Overnight Repo Rate Average (“CORRA”): 2.75%
Euro Short-Term Rate (“ESTR”): 1.92%
Hong Kong Interbank Offered Rate (“HIBOR”): 0.73%
Singapore Overnight Rate Average (“SORA”): 1.56%
Swiss Average Rate Overnight (“SARON”): -0.03%
Tel Aviv Interbank Offer Rate (“TELBOR”): 4.51%

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | June 2025
June 30, 2025 (Unaudited)
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume or level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or lack of marketability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 1,132,045,093 $ – $ – $ 1,132,045,093
Investment Companies ......................... 52,951,510 – – 52,951,510
Futures Contracts * ............................. 1,692,345 – – 1,692,345
Total Assets $ 1,186,688,948 $ – $ – $ 1,186,688,948
– – – –
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 108,055,409 $ – $ 1,029 $ 108,056,438
Investment Companies ......................... 6,904,826 – – 6,904,826
Futures Contracts * ............................. 188,209 – – 188,209
Total Assets $ 115,148,444 $ – $ 1,029 $ 115,149,473
– – – –
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 75,152,931 $ 586,357,655 $ – $ 661,510,586
Investment Companies ......................... 34,226,323 – – 34,226,323
Futures Contracts * ............................. 289,362 – – 289,362
Total Assets $ 109,668,616 $ 586,357,655 $ – $ 696,026,271
– – – –

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | June 2025
June 30, 2025 (Unaudited)
AQR EMERGING MULTI-STYLE II FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 81,514,674 $ 443,003,196 $ –
(a)
$ 524,517,870
Preferred Stocks
†
.............................. 4,888,838 – – 4,888,838
Investment Companies ......................... 18,256,758 – – 18,256,758
Futures Contracts * ............................. 273,839 – – 273,839
Total Assets $ 104,934,109 $ 443,003,196 $ –
(a)
$ 547,937,305
– – – –
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 627,663,809 $ – $ – $ 627,663,809
Investment Companies ......................... 19,176,343 – – 19,176,343
Futures Contracts * ............................. 630,490 – – 630,490
Total Assets $ 647,470,642 $ – $ – $ 647,470,642
– – – –
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 119,366,020 $ 1,662 $ 1,079 $ 119,368,761
Investment Companies ......................... 7,493,197 – – 7,493,197
Futures Contracts * ............................. 179,684 – – 179,684
Total Assets $ 127,038,901 $ 1,662 $ 1,079 $ 127,041,642
– – – –
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 35,451,789 $ 161,911,813 $ – $ 197,363,602
Warrants
†
.................................... – – –
(a)
–
(a)
Investment Companies ......................... 9,275,645 – – 9,275,645
Futures Contracts * ............................. 91,215 – – 91,215
Total Assets $ 44,818,649 $ 161,911,813 $ –
(a)
$ 206,730,462
– – – –
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks .............................. $ 2,005,300,710 $ – $ – $ 2,005,300,710
Investment Companies ......................... 81,080,763 – – 81,080,763
Futures Contracts * ............................. 2,754,209 – – 2,754,209
Total Assets $ 2,089,135,682 $ – $ – $ 2,089,135,682
– – – –
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 35,692,733 $ 208,024,804 $ – $ 243,717,537
Preferred Stocks
†
.............................. – 2,650,768 – 2,650,768
Warrants
†
.................................... – – –
(a)
–
(a)
Investment Companies ......................... 12,436,173 – – 12,436,173
Futures Contracts * ............................. 134,922 – – 134,922
Total Assets $ 48,263,828 $ 210,675,572 $ –
(a)
$ 258,939,400
– – – –
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
.............................. $ 295,163,286 $ 110,665,640 $ –
(a)
$ 405,828,926
Preferred Stocks
†
.............................. – 157,813 – 157,813
Investment Companies ......................... 46,911,759 – – 46,911,759
Total Return Swap Contracts * ..................... – 407,150 – 407,150
Futures Contracts * ............................. 2,266,729 – – 2,266,729
Forward Foreign Currency Exchange Contracts * ...... – 2,744,976 – 2,744,976
Total Assets $ 344,341,774 $ 113,975,579 $ –
(a)
$ 458,317,353
– – – –

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | June 2025
June 30, 2025 (Unaudited)
Transfers to or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Securities classified as Level 3 in the Schedules of Investments of AQR Small Cap Multi-Style Fund,  AQR Emerging Multi-Style II Fund, AQR Small Cap
Momentum Style Fund, AQR International Momentum Style Fund, AQR International Defensive Style Fund and AQR Global Equity Fund are considered quantitatively insignificant for additional disclosure.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual reports.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Total Return Swap Contracts * ..................... $ – $ (74,693) $ – $ (74,693)
Futures Contracts * ............................. (630,298) – – (630,298)
Forward Foreign Currency Exchange Contracts * ...... – (6,970,468) – (6,970,468)
Total Liabilities $ (630,298) $ (7,045,161) $ – $ (7,675,459)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation (depreciation) of the instrument on the Funds’ Schedules of Investments.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Securities have zero value.